JANUARY 31, 2000
AS SUPPLEMENTED
FEBRUARY 1, 2000

ASSET CLASSES

(*)  EQUITY FUNDS

 *   FUNDS OF FUNDS

 *   BOND FUNDS

 *   TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS



PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN

LARGE CAP
    FUNDS


CLASS A, CLASS B,
AND CLASS C SHARES

BALANCED FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
LARGE CAP GROWTH FUND
LARGE CAP VALUE FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.



[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS



FUND SUMMARIES
--------------------------------------------------------------------------------
  Balanced Fund                                                    2
--------------------------------------------------------------------------------
  Equity Income Fund                                               5
--------------------------------------------------------------------------------
  Equity Index Fund                                                7
--------------------------------------------------------------------------------
  Large Cap Growth Fund                                            9
--------------------------------------------------------------------------------
  Large Cap Value Fund                                            11
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                       13
--------------------------------------------------------------------------------
  Managing Your Investment                                        18
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                      20
--------------------------------------------------------------------------------
  More About The Funds                                            21
--------------------------------------------------------------------------------
  Financial Highlights                                            23
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.



AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                                                               1
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities.

Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 75% of the total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. The fund's advisor will utilize separate value and growth strategies in selecting securities for this portion of the fund. Although no limits will be placed on the fund's equity holdings invested in the value strategy versus the growth strategy, the advisor expects that, over the long-term, the fund will be invested in an equal mix of value and growth securities.

In implementing the value strategy for this portion of the fund, the advisor will select securities that it believes:

* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In implementing the growth strategy for this portion of the fund, the advisor will select securities that exhibit the potential for superior growth based on factors such as:

* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average maturity for the debt securities in its portfolio of 15 years or less and an average effective duration of three to eight years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risk of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.


Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in the "More About the Funds -- Investment Strategies" section.

Income Risk
The fund's income could decline due to falling market interest rates.


                                                                               2
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
BALANCED FUND CONTINUED

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

Risks of Dollar Roll Transactions
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               3
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
BALANCED FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

12.31%    0.79%     26.51%     17.76%     16.98%    10.47%     3.10%
--------------------------------------------------------------------
1993      1994      1995       1996       1997      1998       1999


Best Quarter:    Quarter ending     June 30, 1997           10.08%
Worst Quarter:   Quarter ending     September 30, 1998      (5.78)%

AVERAGE ANNUAL TOTAL RETURNS               Inception                            Since Inception   Since Inception
AS OF 12/31/99                                  Date   One Year     Five Years        (Class A)         (Class B)
-----------------------------------------------------------------------------------------------------------------
Balanced Fund (Class A)                     12/14/92      (2.31)%       13.47%           11.41%               N/A
-----------------------------------------------------------------------------------------------------------------
Balanced Fund (Class B)                      8/15/94      (2.19)%       13.61%              N/A            12.56%
-----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                  21.04%        28.55%           21.52%            25.95%
-----------------------------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(2)                           (2.15)%        7.60%            6.42%             6.88%
-----------------------------------------------------------------------------------------------------------------


(1) An unmanaged index of large capitalization stocks. The since inception performance of the indexes for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.


(2) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the indexes for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.


--------------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%(2)     0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)     5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $  25        $  25       $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%       0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%       1.00%
 Other Expenses                                                                  0.21%        0.21%       0.21%
 TOTAL                                                                           1.16%        1.91%       1.91%
---------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Management." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                        (0.09)%      (0.11)%     (0.10)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                          1.05%        1.80%       1.81%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  637                    $  694                     $  194                    $  392                    $  292
   3 years    $  874                    $1,000                     $  600                    $  694                    $  694
   5 years    $1,130                    $1,232                     $1,032                    $1,121                    $1,121
  10 years    $1,860                    $2,038                     $2,038                    $2,310                    $2,310


                                                                               4
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 65% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:


* the ability to pay above average dividends.

* the ability to finance expected growth.


* strong management.


The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.


The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.


Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Risks of Non-Investment Grade Securities
The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses.

Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               5
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

4.70%    3.85%     22.73%     19.80%     27.53%    15.68%     3.86%
-------------------------------------------------------------------
1993     1994      1995       1996       1997      1998       1999


Best Quarter:    Quarter ending     June 30, 1997           11.95%
Worst Quarter:   Quarter ending     September 30, 1999      (8.67)%

AVERAGE ANNUAL TOTAL RETURNS            Inception                               Since Inception   Since Inception
AS OF 12/31/99                               Date    One Year     Five Years          (Class A)         (Class B)
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class A)             12/18/92       (1.59)%       16.38%             12.78%               N/A
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class B)              8/15/94       (1.53)%       16.63%                N/A            15.60%
-----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                21.04%        28.55%             21.52%            25.95%
-----------------------------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(3)                         (2.15)%        7.60%              6.42%             6.88%
-----------------------------------------------------------------------------------------------------------------

(1) First American Asset Management became the investment advisor of the Equity Income Fund on 3/25/94. Prior to the change, Boulevard Bank was the investment advisor of the fund.

(2) An unmanaged index of large capitalization stocks. The since inception performance of the indexes for Class A and Class B shares is calculated from 3/31/94 and 8/31/94, respectively.

(3) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the indexes for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)


---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%(2)     0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)     5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $  25        $  25       $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%       0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%       1.00%
 Other Expenses                                                                  0.18%        0.18%       0.18%
 TOTAL                                                                           1.13%        1.88%       1.88%
---------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                        (0.13)%      (0.13)%     (0.12)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                          1.00%        1.75%       1.76%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.00%, 1.75% AND 1.75%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  634                    $  691                     $  191                    $  389                    $  289
   3 years    $  865                    $  991                     $  591                    $  685                    $  685
   5 years    $1,115                    $1,216                     $1,016                    $1,106                    $1,106
  10 years    $1,827                    $2,005                     $2,005                    $2,279                    $2,279



                                                                               6
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
EQUITY INDEX FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry group representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.


The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.


The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks
Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

Failure to Match Performance of S&P 500
The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

Risks of Options and Futures
The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               7
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

9.80%    1.02%     36.63%     22.13%     32.51%    28.24%     20.12%
--------------------------------------------------------------------
1993     1994      1995       1996       1997      1998       1999


Best Quarter:    Quarter ending     December 31, 1998       21.30%
Worst Quarter:   Quarter ending     September 30, 1998      (9.96)%

AVERAGE ANNUAL TOTAL RETURNS               Inception                             Since Inception    Since Inception
AS OF 12/31/99                                  Date    One Year    Five Years         (Class A)          (Class B)
-------------------------------------------------------------------------------------------------------------------
Equity Index Fund (Class A)                 12/14/92      13.79%        26.41%            19.92%                N/A
-------------------------------------------------------------------------------------------------------------------
Equity Index Fund (Class B)                  8/15/94      14.21%        26.69%               N/A             24.69%
-------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                  21.04%        28.55%            21.52%             25.95%
-------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares. The since inception performance of the index for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)


---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%(2)     0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)     5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $  25        $  25       $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%       0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%       1.00%
 Other Expenses                                                                  0.19%        0.19%       0.19%
 TOTAL                                                                           1.14%        1.89%       1.89%
---------------------------------------------------------------------------------------------------------------


(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Management." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                        (0.54)%      (0.54)%     (0.54)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                          0.60%        1.35%       1.35%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%, 1.35% AND 1.35%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  635                    $  692                     $  192                    $  390                    $  290
   3 years    $  868                    $  994                     $  594                    $  688                    $  688
   5 years    $1,120                    $1,221                     $1,021                    $1,111                    $1,111
  10 years    $1,838                    $2,016                     $2,016                    $2,289                    $2,289



                                                                               8
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:


Risks of Common Stock

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.


Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               9
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

-2.15%    -1.00%     32.43%     22.93%     21.42%    23.56%     37.76%
---------------------------------------------------------------------
 1993      1994      1995       1996       1997      1998       1999


Best Quarter:    Quarter ending     December 31, 1999        22.65%
Worst Quarter:   Quarter ending     September 30, 1998      (14.22)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                            Since Inception   Since Inception
AS OF 12/31/99                                   Date    One Year   Five Years         (Class A)         (Class B)
------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class A)             12/18/92       30.50%       26.10%            17.00%               N/A
------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class B)              8/15/94       31.64%       26.37%               N/A            25.38%
------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                   21.04%       28.55%            21.52%            25.95%
------------------------------------------------------------------------------------------------------------------

(1) First American Asset Management became the investment advisor of the Large Cap Growth Fund on 3/25/94. Prior to the change, Boulevard Bank was the investment advisor of the fund.

(2) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from the month end following the inception of the respective class of shares. The since inception performance of the index for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)


---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%(2)     0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)     5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $  25        $  25       $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%       0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%       1.00%
 Other Expenses                                                                  0.19%        0.19%       0.19%
 TOTAL                                                                           1.14%        1.89%       1.89%
---------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                        (0.09)%      (0.09)%     (0.09)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                          1.05%        1.80%       1.80%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  635                    $  692                     $  192                    $  390                    $  290
   3 years    $  868                    $  994                     $  594                    $  688                    $  688
   5 years    $1,120                    $1,221                     $1,021                    $1,111                    $1,111
  10 years    $1,838                    $2,016                     $2,016                    $2,289                    $2,289



                                                                              10
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 75% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:


Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.


Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                              11
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-2.01%   21.46%    7.98%    15.10%    4.12%    31.94%    29.10%    22.41%   9.71%    7.91%
------------------------------------------------------------------------------------------
 1990     1991     1992     1993      1994     1995      1996      1997     1998     1999


Best Quarter:    Quarter ending     December 31, 1998        16.55%
Worst Quarter:   Quarter ending     September 30, 1998      (13.91)%

AVERAGE ANNUAL TOTAL RETURNS               Inception                               Ten Years    Since Inception
AS OF 12/31/99                                  Date    One Year    Five Years     (Class A)          (Class B)
---------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class A)              12/22/87       2.26%        18.52%        13.67%                N/A
---------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class B)               8/15/94       2.35%        18.71%           N/A             17.27%
---------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                  21.04%        28.55%        18.20%             25.95%
---------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from the month end following the inception of the Class B shares. The since inception performance of the index for Class B shares is calculated from 8/31/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%(2)     0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)     5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $  25        $  25       $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%       0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%       1.00%
 Other Expenses                                                                  0.20%        0.20%       0.20%
 TOTAL                                                                           1.15%        1.90%       1.90%
---------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                        (0.10)%      (0.10)%     (0.10)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                          1.05%        1.80%       1.80%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  636                    $  693                     $  193                    $  391                    $  291
   3 years    $  871                    $  997                     $  597                    $  691                    $  691
   5 years    $1,125                    $1,226                     $1,026                    $1,116                    $1,116
  10 years    $1,849                    $2,027                     $2,027                    $2,300                    $2,300



                                                                              12
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING AND SELLING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.


--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


All funds in this prospectus offer Class A, Class B, and Class C shares.


Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

Class A Shares
If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

* a front-end sales charge, described below.

* lower annual expenses than Class B and Class C shares. See "Fund Summaries" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

* orders for Class B shares for $250,000 or more normally will be treated as orders for Class A shares.

* orders for Class C shares for $1 million or more normally will be treated as orders for Class A shares.

* orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge normally will be treated as orders for Class A shares.

Class B Shares
If you want all your money to go to work for you immediately, you may prefer Class B shares. Class B shares have no front-end sales charge; however they do have:

* higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

* a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

* automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

Class C Shares
These shares combine some of the characteristics of Class A and Class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased Class A shares. However, Class C shares also feature:

* a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

* higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

* no conversion to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.


--------------------------------------------------------------------------------
12b-1 FEES


Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.


For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class B shares                                 1% of average daily net assets
Class C shares                                 1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.


The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. For Class B shares, and for net asset value sales of Class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The fund's distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions, using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.



--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.


                                                                              13
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING AND SELLING SHARES CONTINUED

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

Class A Shares

Your purchase price is typically the net asset value of your shares plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.


                                                                         Maximum
                                              Sales Charge           Reallowance
                                         as a % of      as a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           5.25%         5.54%          5.00%
$ 50,000 - $ 99,999                           4.25%         4.44%          4.00%
$100,000 - $249,999                           3.25%         3.36%          3.00%
$250,000 - $499,999                           2.25%         2.30%          2.00%
$500,000 - $999,999                           1.75%         1.78%          1.50%
$1 million and over                              0%            0%             0%

Reducing Your Sales Charge
As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:


PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund Class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.


LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------


  FOR INVESTMENTS OF OVER $1 MILLION

  There is no initial sales charge on Class A share purchases of $1 millon or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase except in the case of Equity Index Fund. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.


  To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:


  * redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.


  * redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.


Class B Shares

Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.



                                                                              14
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING AND SELLING SHARES CONTINUED

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                            CDSC as a % of the
Year since purchase                                         value of your shares
--------------------------------------------------------------------------------
First                                                               5%
Second                                                              5%
Third                                                               4%
Fourth                                                              3%
Fifth                                                               2%
Sixth                                                               1%
Seventh                                                             0%
Eighth                                                              0%

Your Class B shares will automatically convert to Class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase Class B shares on June 15, 2000, they will convert to Class A shares on June 1, 2008.

The CDSC will be waived for:

* redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

* redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

* redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

Class C Shares

Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your investment professional or participating institution. The distributor receives any CDSC imposed when you sell your Class C shares.


The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.


--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

By Phone

You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.


If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.


                                                                              15
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING AND SELLING SHARES CONTINUED

Please note the following:

* All purchases must be made in U.S. dollars.


* Third-party checks, credit cards, credit card checks, and cash are not accepted.


* If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.


--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

* by having $100 or more ($25 for a retirement plan or an UGMA/UTMA account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

* through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same Class of shares that you hold in Prime Obligations Fund.


You may apply for participation in either of these programs through your investment professional or financial institution or by calling 1-800-637-2548.



--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone

If you purchased shares through a investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through a investment professional or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check. The funds reserve the right to limit telephone exchanges to $50,000 per day.


If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

By Mail

To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds' transfer agent at the following address:


First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:


* Name of the fund

* Account number

* Dollar amount or number of shares redeemed

* Name on the account

* Signatures of all registered account owners


Signatures on a written request must be guaranteed if:

* you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

* you would like the check mailed to an address other than the address on the funds' records.

* your redemption request is for $50,000 or more.


A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.


Proceeds from a written redemption request will be sent to you by check.


                                                                              16
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING AND SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS


If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.


--------------------------------------------------------------------------------
REINVESTING AFTER A SALE


If you sell Class A shares, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the transfer agent directly in writing or notify your investment professional or financial institution.


--------------------------------------------------------------------------------


  ACCOUNTS WITH LOW BALANCES

  Except for retirement plans and UGMA/UTMA accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  * Deduct a $25 annual account maintenance fee, which is intended to allocate the costs of maintaining accounts more equitably among shareholders, or

  * Close your account and send you the proceeds, less any applicable contingent deferred sales charge.

   Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.



                                                                              17
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.


Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares).


Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

By Phone

You may exchange shares by calling your investment professional, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.


By Mail
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------

  TELEPHONE TRANSACTIONS


  You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.


  The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

  It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.


--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

Statements and Confirmations
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


                                                                              18
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
MANAGING YOUR INVESTMENT CONTINUED

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Growth Fund and Large Cap Value Fund are expected to consist primarily of capital gains.

Taxes on Transactions
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                                                              19
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
BALANCED FUND                                                              0.59%

EQUITY INCOME FUND                                                         0.57%

EQUITY INDEX FUND                                                          0.16%

LARGE CAP GROWTH FUND                                                      0.61%

LARGE CAP VALUE FUND                                                       0.80%
--------------------------------------------------------------------------------

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402


Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.


ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.


SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S., Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.


Portfolio Management

Each fund's investments are managed by a team of persons associated with First American Asset Management.



                                                                              20
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Temporary Investments
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Effective Duration

Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.


Portfolio Turnover
Portfolio managers for the funds other than Equity Index Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for Equity Index Fund is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.


--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Market Risk
All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

Sector Risk
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

Company Risk
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Foreign Security Risk
Each fund other than Equity Index Fund may invest up to 25% of its total assets (25% of the equity securities portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Risks of Active Management
Each fund other than Equity Index Fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.


                                                                              21
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

Risks of Securities Lending
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND AND EQUITY INCOME FUND

Interest Rate Risk
Debt securities in Balanced Fund and Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

Credit Risk
Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.


--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

Call Risk
Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Extension Risk
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short-or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Prepayment Risk
Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Risks of Dollar Roll Transactions
In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.


                                                                              22
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A, Class B and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.


The information for the fiscal year ended September 30, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.


BALANCED FUND


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                      1999        1998        1997        1996        1995
---------------------------------------------------------------   -------     -------     -------     -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                                13.98     $ 15.41     $ 13.14     $ 12.12     $ 10.54
                                                                  -------     -------     -------     -------     -------
Investment Operations:
 Net Investment Income                                               0.38        0.40        0.39        0.39        0.38
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     1.07       (0.30)       2.85        1.43        1.72
                                                                  -------     -------     -------     -------     -------
 Total From Investment Operations                                    1.45        0.10        3.24        1.82        2.10
                                                                  -------     -------     -------     -------     -------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.38)      (0.41)      (0.39)      (0.39)      (0.37)
 Distributions (from Capital Gains)                                 (1.59)      (1.12)      (0.58)      (0.41)      (0.15)
                                                                  -------     -------     -------     -------     -------
 Total Distributions                                                (1.97)      (1.53)      (0.97)      (0.80)      (0.52)
                                                                  -------     -------     -------     -------     -------
Net Asset Value, End of Period                                      13.46     $ 13.98     $ 15.41     $ 13.14     $ 12.12
                                                                  =======     =======     =======     =======     =======
Total Return                                                        10.75%       0.72%      25.80%      15.61%      20.57%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $69,753     $78,269     $32,309     $20,927     $15,288
Ratio of Expenses to Average Net Assets                              1.05%       1.05%       1.05%       1.05%       0.99%
Ratio of Net Income to Average Net Assets                            2.69%       2.82%       2.74%       3.05%       3.41%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.16%       1.15%       1.13%       1.14%       1.19%
Ratio of Net Income to Average Net Assets (excluding waivers)        2.58%       2.72%       2.66%       2.96%       3.21%
Portfolio Turnover Rate                                                77%        103%         84%         73%         77%
---------------------------------------------------------------   -------     -------     -------     -------     -------



                                                                              23
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

BALANCED FUND (CONTINUED)


                                                                              Fiscal year ended September 30,
CLASS B SHARES                                                      1999        1998        1997       1996       1995
---------------------------------------------------------------   -------     -------     -------     -------    -------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 13.93     $ 15.36     $ 13.10     $ 12.09    $ 10.53
                                                                  -------     -------     -------     -------    -------
Investment Operations:
 Net Investment Income                                               0.28        0.30        0.29        0.31       0.29
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     1.06       (0.31)       2.84        1.42       1.71
                                                                  -------     -------     -------     -------    -------
 Total From Investment Operations                                    1.34       (0.01)       3.13        1.73       2.00
                                                                  -------     -------     -------     -------    -------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.28)      (0.30)      (0.29)      (0.31)     (0.29)
 Distributions (from Capital Gains)                                 (1.59)      (1.12)      (0.58)      (0.41)     (0.15)
                                                                  -------     -------     -------     -------    -------
 Total Distributions                                                (1.87)      (1.42)      (0.87)      (0.72)     (0.44)
                                                                  -------     -------     -------     -------    -------
Net Asset Value, End of Period                                    $ 13.40     $ 13.93     $ 15.36     $ 13.10    $ 12.09
                                                                  =======     =======     =======     =======    =======
Total Return                                                         9.94%      (0.02)%     24.93%      14.78%     19.58%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $60,623     $59,323     $43,707     $15,542    $ 3,120
Ratio of Expenses to Average Net Assets                              1.80%       1.80%       1.80%       1.80%      1.79%
Ratio of Net Income to Average Net Assets                            1.94%       2.02%       1.99%       2.32%      2.60%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.91%       1.90%       1.88%       1.89%      1.94%
Ratio of Net Income to Average Net Assets (excluding waivers)        1.83%       1.92%       1.91%       2.23%      2.45%
Portfolio Turnover Rate                                                77%        103%         84%         73%        77%
---------------------------------------------------------------   -------     -------     -------     -------    -------



                                                                       Period ended
                                                                       September 30,
CLASS C SHARES                                                            1999(1)
-------------------------------------------------------------------    ------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                     $ 13.69
                                                                         -------
Investment Operations:
 Net Investment Income                                                      0.23
 Net Gains (Losses) on Investments (both realized and unrealized)          (0.25)
                                                                         -------
 Total From Investment Operations                                          (0.02)
                                                                         -------
Less Distributions:
 Dividends (from Net Investment Income)                                    (0.22)
                                                                         -------
 Total Distributions                                                       (0.22)
                                                                         -------
Net Asset Value, End of Period                                           $ 13.45
                                                                         =======
Total Return                                                               (0.21)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                          $ 1,388
Ratio of Expenses to Average Net Assets                                     1.81%(2)
Ratio of Net Income to Average Net Assets                                   2.05%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)                1.91%(2)
Ratio of Net Income to Average Net Assets (excluding waivers)               1.95%(2)
Portfolio Turnover Rate                                                       77%
-------------------------------------------------------------------    ------------


(1) Class C shares have been offered since February 1, 1999.


(2) Annualized.



                                                                              24
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INCOME FUND


                                                                              Fiscal year ended September 30,
CLASS A SHARES                                                      1999        1998       1997       1996        1995
---------------------------------------------------------------   -------     -------    -------     -------     ------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 15.70     $ 15.69    $ 12.65     $ 11.24    $  9.89
                                                                  -------     -------    -------     -------    -------
Investment Operations:
 Net Investment Income                                               0.36        0.41       0.40        0.39       0.41
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     1.15        0.86       3.40        1.42       1.33
                                                                  -------     -------    -------     -------    -------
 Total From Investment Operations                                    1.51        1.27       3.80        1.81       1.74
                                                                  -------     -------    -------     -------    -------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.37)      (0.41)     (0.41)      (0.39)     (0.39)
 Distributions (from Capital Gains)                                 (0.90)      (0.85)     (0.35)      (0.01)        --
                                                                  -------     -------    -------     -------    -------
 Total Distributions                                                (1.27)      (1.26)     (0.76)      (0.40)     (0.39)
                                                                  -------     -------    -------     -------    -------
Net Asset Value, End of Period                                    $ 15.94     $ 15.70    $ 15.69     $ 12.65    $ 11.24
                                                                  =======     =======    =======     =======    =======
Total Return                                                         9.74%       8.38%     31.16%      16.41%     18.06%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $18,970     $11,018    $ 7,276     $ 2,581    $ 1,995
Ratio of Expenses to Average Net Assets                              1.00%       1.00%      1.00%       1.00%      0.92%
Ratio of Net Income to Average Net Assets                            2.01%       2.58%      2.96%       3.25%      3.91%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.13%       1.12%      1.17%       1.20%      1.31%
Ratio of Net Income to Average Net Assets (excluding waivers)        1.88%       2.46%      2.79%       3.05%      3.52%
Portfolio Turnover Rate                                                35%         14%        39%         23%        23%
---------------------------------------------------------------   -------     -------    -------     -------     ------



                                                                             Fiscal year ended September 30,
CLASS B SHARES                                                      1999       1998        1997        1996      1995
---------------------------------------------------------------   -------    -------     -------     -------    -------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 15.65    $ 15.62     $ 12.61     $ 11.20    $  9.88
                                                                  -------    -------     -------     -------    -------
Investment Operations:
 Net Investment Income                                               0.24       0.30        0.29        0.31       0.33
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     1.16       0.87        3.37        1.42       1.32
                                                                  -------    -------     -------     -------    -------
 Total From Investment Operations                                    1.40       1.17        3.66        1.73       1.65
                                                                  -------    -------     -------     -------    -------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.25)     (0.29)      (0.30)      (0.31)     (0.33)
 Distributions (from Capital Gains)                                 (0.90)     (0.85)      (0.35)      (0.01)        --
                                                                  -------    -------     -------     -------    -------
 Total Distributions                                                (1.15)     (1.14)      (0.65)      (0.32)     (0.33)
                                                                  -------    -------     -------     -------    -------
Net Asset Value, End of Period                                    $ 15.90    $ 15.65     $ 15.62     $ 12.61    $ 11.20
                                                                  =======    =======     =======     =======    =======
Total Return                                                         9.10%      7.77%      30.06%      15.66%     17.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $10,971    $ 8,570     $ 6,619     $ 3,770    $ 1,233
Ratio of Expenses to Average Net Assets                              1.75%      1.75%       1.75%       1.75%      1.75%
Ratio of Net Income to Average Net Assets                            1.34%      1.81%       2.19%       2.49%      3.05%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.88%      1.87%       1.92%       1.95%      2.06%
Ratio of Net Income to Average Net Assets (excluding waivers)        1.21%      1.69%       2.02%       2.29%      2.74%
Portfolio Turnover Rate                                                35%        14%         39%         23%        23%
---------------------------------------------------------------   -------    -------     -------     -------    -------



                                                                              25
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INCOME FUND (CONTINUED)


                                                                   Period ended
                                                                   September 30,
CLASS C SHARES                                                        1999(1)
---------------------------------------------------------------   --------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $ 16.62
                                                                     -------
Investment Operations:
 Net Investment Income                                                  0.21
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       (0.70)
                                                                     -------
 Total From Investment Operations                                      (0.49)
                                                                     -------
Less Distributions:
 Dividends (from Net Investment Income)                                (0.20)
                                                                     -------
 Total Distributions                                                   (0.20)
                                                                     -------
Net Asset Value, End of Period                                       $ 15.93
                                                                     =======
Total Return                                                           (3.02)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $ 1,700
Ratio of Expenses to Average Net Assets                                 1.76%(2)
Ratio of Net Income to Average Net Assets                               0.65%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)            1.88%(2)
Ratio of Net Income to Average Net Assets (excluding waivers)           0.53%(2)
Portfolio Turnover Rate                                                   35%
---------------------------------------------------------------     ----------


(1) Class C shares have been offered since February 1, 1999.


(2) Annualized.



                                                                              26
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INDEX FUND


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                      1999         1998        1997       1996       1995
---------------------------------------------------------------   --------     -------     -------    -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  20.61     $ 20.76     $ 15.49    $ 13.35     $ 10.68
                                                                  --------     -------     -------    -------     -------
Investment Operations:
 Net Investment Income                                                0.21        0.24        0.12       0.27        0.25
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      5.36        1.39        5.70       2.32        2.76
                                                                  --------     -------     -------    -------     -------
 Total From Investment Operations                                     5.57        1.63        5.82       2.59        3.01
                                                                  --------     -------     -------    -------     -------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.22)      (0.24)      (0.12)     (0.27)      (0.25)
 Distributions (from Capital Gains)                                  (0.44)      (1.54)      (0.43)     (0.18)      (0.09)
                                                                  --------     -------     -------    -------     -------
 Total Distributions                                                 (0.66)      (1.78)      (0.55)     (0.45)      (0.34)
                                                                  --------     -------     -------    -------     -------
Net Asset Value, End of Period                                    $  25.52     $ 20.61     $ 20.76    $ 15.49     $ 13.35
                                                                  ========     =======     =======    =======     =======
Total Return                                                         27.30%       8.50%      39.47%     19.75%      28.90%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $110,439     $46,010     $15,977    $ 6,221     $ 2,140
Ratio of Expenses to Average Net Assets                               0.60%       0.60%       0.60%      0.60%       0.57%
Ratio of Net Income to Average Net Assets                             0.85%       1.11%       1.36%      1.87%       2.16%
Ratio of Expenses to Average Net Assets (excluding waivers)           1.14%       1.13%       1.13%      1.15%       1.20%
Ratio of Net Income to Average Net Assets (excluding waivers)         0.31%       0.58%       0.83%      1.32%       1.53%
Portfolio Turnover Rate                                                  7%         14%          8%        10%          9%
---------------------------------------------------------------   --------     -------     -------    -------     -------



                                                                             Fiscal year ended September 30,
CLASS B SHARES                                                     1999         1998        1997      1996         1995
---------------------------------------------------------------   -------     -------     -------    -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 20.49     $ 20.67     $ 15.43    $ 13.30     $ 10.66
                                                                  -------     -------     -------    -------     -------
Investment Operations:
 Net Investment Income                                               0.05        0.09        0.12       0.17        0.23
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     5.30        1.36        5.67       2.31        2.68
                                                                  -------     -------     -------    -------     -------
 Total From Investment Operations                                    5.35        1.45        5.79       2.48        2.91
                                                                  -------     -------     -------    -------     -------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.06)      (0.09)      (0.12)     (0.17)      (0.18)
 Distributions (from Capital Gains)                                 (0.44)      (1.54)      (0.43)     (0.18)      (0.09)
                                                                  -------     -------     -------    -------     -------
 Total Distributions                                                (0.50)      (1.63)      (0.55)     (0.35)      (0.27)
                                                                  -------     -------     -------    -------     -------
Net Asset Value, End of Period                                    $ 25.34     $ 20.49     $ 20.67    $ 15.43     $ 13.30
                                                                  =======     =======     =======    =======     =======
Total Return                                                        26.38%       7.66%      38.45%     18.95%      27.87%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $99,054     $44,122     $23,733    $ 8,252     $ 1,197
Ratio of Expenses to Average Net Assets                              1.35%       1.35%       1.35%      1.35%       1.35%
Ratio of Net Income to Average Net Assets                            0.10%       0.37%       0.61%      1.11%       1.34%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.89%       1.88%       1.88%      1.90%       1.95%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                (0.44)%     (0.16)%      0.08%      0.56%       0.74%
Portfolio Turnover Rate                                                 7%         14%          8%        10%          9%
---------------------------------------------------------------   -------     -------     -------    -------     -------



                                                                              27
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INDEX FUND (CONTINUED)


                                                                          Period ended
                                                                          September 30,
CLASS C SHARES                                                               1999(1)
----------------------------------------------------------------------   --------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $ 25.35
                                                                           -------
Investment Operations:
 Net Investment Income                                                        0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                              0.13
                                                                           -------
 Total From Investment Operations                                             0.19
                                                                           -------
Less Distributions:
 Dividends (from Net Investment Income)                                      (0.06)
                                                                           -------
 Total Distributions                                                         (0.06)
                                                                           -------
Net Asset Value, End of Period                                             $ 25.48
                                                                           =======
Total Return                                                                  0.76%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $16,861
Ratio of Expenses to Average Net Assets                                       1.35%(2)
Ratio of Net Income to Average Net Assets                                     0.07%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)                  1.89%(2)
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)         (0.47)%(2)
Portfolio Turnover Rate                                                          7%
----------------------------------------------------------------------    ------------


(1) Class C shares have been offered since February 1, 1999.


(2) Annualized.



                                                                              28
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP GROWTH FUND


                                                                             Fiscal year ended September 30,
CLASS A SHARES                                                    1999         1998         1997       1996      1995
-------------------------------------------------------------   --------     --------     -------    -------    -------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  16.25     $  17.63     $ 13.63    $ 11.75    $  9.09
                                                                --------     --------     -------    -------    -------
Investment Operations:
 Net Investment Income                                              0.02         0.09        0.09       0.15       0.15
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    5.39        (0.02)       4.28       1.88       2.66
                                                                --------     --------     -------    -------    -------
 Total From Investment Operations                                   5.41         0.07        4.37       2.03       2.81
                                                                --------     --------     -------    -------    -------
Less Distributions:
 Dividends (from Net Investment Income)                            (0.03)       (0.09)      (0.10)     (0.15)     (0.15)
 Distributions (from Capital Gains)                                (1.88)       (1.36)      (0.27)        --         --
                                                                --------     --------     -------    -------    -------
 Total Distributions                                               (1.91)       (1.45)      (0.37)     (0.15)     (0.15)
                                                                --------     --------     -------    -------    -------
Net Asset Value, End of Period                                  $  19.75     $  16.25     $ 17.63    $ 13.63    $ 11.75
                                                                ========     ========     =======    =======    =======
Total Return                                                       36.00%        0.61%      32.69%     17.38%     31.21%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $168,153     $140,948     $12,017    $ 5,318    $ 2,710
Ratio of Expenses to Average Net Assets                             1.05%        1.05%       1.05%      1.04%      0.92%
Ratio of Net Income (Loss) to Average Net Assets                   (0.05)%       0.56%       0.57%      1.13%      1.52%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.14%        1.11%       1.14%      1.17%      1.26%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                               (0.14)%       0.50%       0.48%      1.00%      1.18%
Portfolio Turnover Rate                                               57%          38%         34%        21%        28%
-------------------------------------------------------------   --------     --------     -------    -------    -------



                                                                            Fiscal year ended September 30,
CLASS B SHARES                                                    1999         1998         1997        1996       1995
-------------------------------------------------------------   -------      -------      -------    -------     ------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 16.06      $ 17.47      $ 13.57    $ 11.73     $ 9.09
                                                                -------      -------      -------    -------     ------
Investment Operations:
 Net Investment Income                                             0.07         0.03         0.01       0.08       0.09
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   5.13        (0.05)        4.18       1.84       2.65
                                                                -------      -------      -------    -------     ------
 Total From Investment Operations                                  5.20        (0.02)        4.19       1.92       2.74
                                                                -------      -------      -------    -------     ------
Less Distributions:
 Dividends (from Net Investment Income)                              --        (0.03)       (0.02)     (0.08)     (0.10)
 Distributions (from capital gains)                               (1.88)       (1.36)       (0.27)        --         --
                                                                -------      -------      -------    -------    -------
 Total Distributions                                              (1.88)       (1.39)       (0.29)     (0.08)     (0.10)
                                                                -------      -------      -------    -------    -------
Net Asset Value, End of Period                                  $ 19.38      $ 16.06      $ 17.47    $ 13.57    $ 11.73
                                                                =======      =======      =======    =======    =======
Total Return                                                      34.99%        0.09%       31.42%     16.41%     30.29%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $19,011      $11,177      $ 9,487    $ 5,775    $   819
Ratio of Expenses to Average Net Assets                            1.80%        1.80%        1.80%      1.79%      1.75%
Ratio of Net Income (Loss) to Average Net Assets                  (0.83)%      (0.20)%      (0.18)%     0.36%      0.58%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.89%        1.86%        1.89%      1.92%      2.01%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                              (0.92)%      (0.26)%      (0.27)%     0.23%      0.32%
Portfolio Turnover Rate                                              57%          38%          34%        21%        28%
-------------------------------------------------------------   -------      -------      -------    -------     ------



                                                                              29
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP GROWTH FUND (CONTINUED)


                                                                 Period ended
                                                                 September 30,
CLASS C SHARES                                                      1999(1)
--------------------------------------------------------------   -------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $ 18.56
                                                                   -------
Investment Operations:
 Net Investment Income                                                0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      1.11
                                                                   -------
 Total From Investment Operations                                     1.12
                                                                   -------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.01)
                                                                   -------
 Total Distributions                                                 (0.01)
                                                                   -------
Net Asset Value, End of Period                                     $ 19.67
                                                                   =======
Total Return                                                          6.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $   962
Ratio of Expenses to Average Net Assets                               1.80%(2)
Ratio of Net Loss to Average Net Assets                              (1.09)%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)          1.89%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)          (1.18)%(2)
Portfolio Turnover Rate                                                 57%
--------------------------------------------------------------    ------------


(1) Class C shares have been offered since February 1, 1999.


(2) Annualized.



                                                                              30
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP VALUE FUND


                                                                                 Fiscal year ended September 30,
CLASS A SHARES                                                       1999         1998         1997         1996          1995
---------------------------------------------------------------    --------     --------     --------     --------      --------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $  22.39     $  28.74     $  22.59     $  19.57      $  16.51
                                                                   --------     --------     --------     --------      --------
Investment Operations:
 Net Investment Income                                                 0.19         0.29         0.33         0.36          0.33
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       4.44        (2.59)        7.90         4.07          3.64
                                                                   --------     --------     --------     --------      --------
 Total From Investment Operations                                      4.63        (2.30)        8.23         4.43          3.97
                                                                   --------     --------     --------     --------      --------
Less Distributions:
 Dividends (from Net Investment Income)                               (0.20)       (0.29)       (0.32)       (0.36)        (0.32)
 Distributions (from Capital Gains)                                   (3.70)       (3.76)       (1.76)       (1.05)        (0.59)
                                                                   --------     --------     --------     --------      --------
 Total Distributions                                                  (3.90)       (4.05)       (2.08)       (1.41)        (0.91)
                                                                   --------     --------     --------     --------      --------
Net Asset Value, End of Period                                     $  23.12     $  22.39     $  28.74     $  22.59      $  19.57
                                                                   ========     ========     ========     ========      ========
Total Return                                                          21.93%       (8.77)%      38.82%       23.90%        25.26%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $177,251     $170,529     $ 50,381     $ 22,965      $ 13,076
Ratio of Expenses to Average Net Assets                                1.05%        1.05%        1.05%        1.05%         1.00%
Ratio of Net Income to Average Net Assets                              0.82%        1.21%        1.14%        1.64%         1.89%
Ratio of Expenses to Average Net Assets (excluding waivers)            1.15%        1.13%        1.14%        1.13%         1.19%
Ratio of Net Income to Average Net Assets (excluding waivers)          0.72%        1.13%        1.05%        1.56%         1.70%
Portfolio Turnover Rate                                                  61%          74%          57%          40%           52%
---------------------------------------------------------------    --------     --------     --------     --------      --------



                                                                              Fiscal year ended September 30,
CLASS B SHARES                                                      1999        1998        1997        1996        1995
---------------------------------------------------------------   -------     -------     -------     -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 22.21     $ 28.55     $ 22.50     $ 19.49     $ 16.49
                                                                  -------     -------     -------     -------     -------
Investment Operations:
 Net Investment Income                                               0.07        0.13        0.18        0.22        0.26
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     4.36       (2.58)       7.81        4.06        3.55
                                                                  -------     -------     -------     -------     -------
 Total From Investment Operations                                    4.43       (2.45)       7.99        4.28        3.81
                                                                  -------     -------     -------     -------     -------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.07)      (0.13)      (0.18)      (0.22)      (0.22)
 Distributions (from Capital Gains)                                 (3.70)      (3.76)      (1.76)      (1.05)      (0.59)
                                                                  -------     -------     -------     -------     -------
 Total Distributions                                                (3.77)      (3.89)      (1.94)      (1.27)      (0.81)
                                                                  -------     -------     -------     -------     -------
Net Asset Value, End of Period                                    $ 22.87     $ 22.21     $ 28.55     $ 22.50     $ 19.49
                                                                  =======     =======     =======     =======     =======
Total Return                                                        21.07%      (9.37)%     37.71%      23.08%      24.20%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $61,711     $56,259     $53,420     $23,316     $ 7,051
Ratio of Expenses to Average Net Assets                              1.80%       1.80%       1.80%       1.80%       1.79%
Ratio of Net Income to Average Net Assets                            0.07%       0.41%       0.39%       0.89%       1.10%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.90%       1.88%       1.89%       1.88%       1.94%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                (0.03)       0.33%       0.30%       0.81%       0.95%
Portfolio Turnover Rate                                                61%         74%         57%         40%         52%
---------------------------------------------------------------   -------     -------     -------     -------     -------



                                                                              31
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP VALUE FUND (CONTINUED)


                                                                 Period ended
                                                                 September 30,
CLASS C SHARES                                                       1999(1)
--------------------------------------------------------------   -------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $ 22.79
                                                                   -------
Investment Operations:
 Net Investment Income                                                0.08
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      0.30
                                                                   -------
 Total From Investment Operations                                     0.38
                                                                   -------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.08)
                                                                   -------
 Total Distributions                                                 (0.08)
                                                                   -------
Net Asset Value, End of Period                                     $ 23.09
                                                                   =======
Total Return                                                          1.65%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $ 1,398
Ratio of Expenses to Average Net Assets                               1.80%(2)
Ratio of Net Income to Average Net Assets                             0.00%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)          1.90%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)          (0.10)%(2)
Portfolio Turnover Rate                                                 61%
--------------------------------------------------------------    ------------


(1) Class C shares have been offered since February 1, 1999.


(2) Annualized.



                                                                              32
PROSPECTUS - First American Large Cap Funds
             Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.


First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.


1/2000 3017-99

SEC file number: 811-05309


FAIF-1000R



[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

JANUARY 31, 2000
AS SUPPLEMENTED
FEBRUARY 1, 2000

ASSET CLASSES

(*)  EQUITY FUNDS

 *   FUNDS OF FUNDS

 *   BOND FUNDS

 *   TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS



PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN

LARGE CAP
    FUNDS


CLASS Y SHARES

BALANCED FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
LARGE CAP GROWTH FUND
LARGE CAP VALUE FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.



[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS



FUND SUMMARIES
--------------------------------------------------------------------------------
  Balanced Fund                                                        2
--------------------------------------------------------------------------------
  Equity Income Fund                                                   5
--------------------------------------------------------------------------------
  Equity Index Fund                                                    7
--------------------------------------------------------------------------------
  Large Cap Growth Fund                                                9
--------------------------------------------------------------------------------
  Large Cap Value Fund                                                11
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                           13
--------------------------------------------------------------------------------
  Managing Your Investment                                            14
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                          15
--------------------------------------------------------------------------------
  More About The Funds                                                16
--------------------------------------------------------------------------------
  Financial Highlights                                                19
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                          Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                                                                               1
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities.

Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 75% of the total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. The fund's advisor will utilize separate value and growth strategies in selecting securities for this portion of the fund. Although no limits will be placed on the fund's equity holdings invested in the value strategy versus the growth strategy, the advisor expects that, over the long-term, the fund will be invested in an equal mix of value and growth securities.

In implementing the value strategy for this portion of the fund, the advisor will select securities that it believes:

* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In implementing the growth strategy for this portion of the fund, the advisor will select securities that exhibit the potential for superior growth based on factors such as:

* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations.


In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average maturity for the debt securities in its portfolio of 15 years or less and an average effective duration of three to eight years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.


                                                                               2
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
BALANCED FUND CONTINUED

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.


Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in the "More About the Funds -- Investment Strategies" section.

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay ---its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

Risks of Dollar Roll Transactions
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               3
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
BALANCED FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

26.77%    18.12%    17.33%    10.72%    3.42%
---------------------------------------------
1995      1996      1997      1998      1999


Best Quarter:    Quarter ending     June 30, 1997           10.22%
Worst Quarter:   Quarter ending     September 30, 1998      (5.78)%

AVERAGE ANNUAL TOTAL RETURNS           Inception                                     Since
AS OF 12/31/99                              Date     One Year    Five Years      Inception
------------------------------------------------------------------------------------------
Balanced Fund                             2/4/94        3.42%        15.00%         12.48%
------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)               21.04%        28.55%         24.17%
------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(2)                        (2.15)%        7.60%          5.96%
------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance for the index is calculated from 2/28/94.

(2) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance for the index is calculated from 2/28/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.21%
 TOTAL                                                                     0.91%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.11)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.80%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   93
   3 years                                                                $  290
   5 years                                                                $  504
  10 years                                                                $1,120



                                                                               4
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 65% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:


* the ability to pay above average dividends.

* the ability to finance expected growth.

* strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.


The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.


Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Risks of Non-Investment Grade Securities
The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Fund Performance
The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               5
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

23.00%    20.28%    27.72%    16.22%    4.21%
---------------------------------------------
1995      1996      1997      1998      1999


Best Quarter:    Quarter ending     June 30, 1997           11.99%
Worst Quarter:   Quarter ending     September 30, 1999      (8.59)%

AVERAGE ANNUAL TOTAL RETURNS             Inception                                    Since
AS OF 12/31/99                                Date    One Year    Five Years      Inception
-------------------------------------------------------------------------------------------
Equity Income Fund                          8/2/94       4.21%        18.01%         16.67%
-------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                21.04%        28.55%         25.95%
-------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index(2)                         (2.15)%        7.60%          6.88%
-------------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of each index is calculated from 8/31/94.

(2) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of each index is calculated from 8/31/94.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.18%
 TOTAL                                                                     0.88%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.13)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.75%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   90
   3 years                                                                $  281
   5 years                                                                $  488
  10 years                                                                $1,084



                                                                               6
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
EQUITY INDEX FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.


The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.


The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.


Failure to Match Performance of S&P 500

The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.


Risks of Options and Futures

The fund will suffer a loss in connection with its use of options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               7
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
EQUITY INDEX FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

[BAR CHART]

36.97%    22.44%    32.84%    28.56%   20.41%
---------------------------------------------
1995      1996      1997      1998     1999


Best Quarter:    Quarter ending     December 31, 1998       21.39%
Worst Quarter:   Quarter ending     September 30, 1998      (9.91)%

AVERAGE ANNUAL TOTAL RETURNS             Inception                                  Since
AS OF 12/31/99                                Date   One Year   Five Years      Inception
-----------------------------------------------------------------------------------------
Equity Index Fund                           2/4/94     20.41%       28.09%         23.34%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)               21.04%       28.55%         24.17%
-----------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 2/28/94.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.19%
 TOTAL                                                                     0.89%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.54)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.35%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   91
   3 years                                                                $  284
   5 years                                                                $  493
  10 years                                                                $1,096



                                                                               8
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.


Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               9
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

32.78%    23.23%    21.61%    24.05%   38.04%
---------------------------------------------
1995      1996      1997      1998     1999


Best Quarter:    Quarter ending     December 31, 1999        22.71%
Worst Quarter:   Quarter ending     September 30, 1998      (14.09)%

AVERAGE ANNUAL TOTAL RETURNS             Inception                                  Since
AS OF 12/31/99                                Date   One Year   Five Years      Inception
-----------------------------------------------------------------------------------------
Large Cap Growth Fund                       8/2/94     38.04%       27.79%         26.38%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)               21.04%       28.55%         25.95%
-----------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of each index is calculated from 8/31/94.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.19%
 TOTAL                                                                     0.89%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.09)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.80%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   91
   3 years                                                                $  284
   5 years                                                                $  493
  10 years                                                                $1,096



                                                                              10
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 75% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.


Foreign Security Risk
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                              11
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Fund Summaries
LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

32.23%    29.47%    22.80%     9.99%     8.20%
----------------------------------------------
1995      1996      1997       1998      1999


Best Quarter:    Quarter ending     December 31, 1998        16.64%
Worst Quarter:   Quarter ending     September 30, 1998      (13.85)%

AVERAGE ANNUAL TOTAL RETURNS             Inception                                  Since
AS OF 12/31/99                                Date   One Year   Five Years      Inception
-----------------------------------------------------------------------------------------
Large Cap Value Fund                        2/4/94      8.20%       20.13%         17.17%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)               21.04%       28.55%         24.17%
-----------------------------------------------------------------------------------------

(1) An unmanaged index of large capitalization stocks. The since inception performance of each index is calculated from 2/28/94.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.20%
 TOTAL                                                                     0.90%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                (0.10)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                  0.80%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   92
   3 years                                                                $  287
   5 years                                                                $  498
  10 years                                                                $1,108



                                                                              12
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Policies & Services
BUYING AND SELLING SHARES


Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.



--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange.
There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.


To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


                                                                              13
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

Statements and Confirmations
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Growth Fund and Large Cap Value Fund are expected to consist primarily of capital gains.

Taxes on Transactions
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                                                              14
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
BALANCED FUND                                                              0.59%

EQUITY INCOME FUND                                                         0.57%

EQUITY INDEX FUND                                                          0.16%

LARGE CAP GROWTH FUND                                                      0.61%

LARGE CAP VALUE FUND                                                       0.80%
--------------------------------------------------------------------------------

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402


Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.


ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency, and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.


SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc. those entities may receive shareholder servicing fees from the funds' distributor.


Portfolio Management
Each fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                              15
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.


Effective Duration
Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-and asset-backed securities, because the calculation requires assumptions about prepayment rates.

Portfolio Turnover
Portfolio managers for the funds other than Equity Index Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for Equity Index Fund is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.


--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Market Risk

All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.


Sector Risk
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

Company Risk
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Foreign Security Risk

Each fund other than Equity Index Fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.



                                                                              16
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

Risks of Active Management
Each fund other than Equity Index Fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.


--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND AND EQUITY INCOME FUND

Interest Rate Risk
Debt securities in Balanced Fund and Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

Credit Risk
Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.


--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

Call Risk
Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Extension Risk
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short-or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Prepayment Risk
Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.


                                                                              17
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

Risks of Dollar Roll Transactions
In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.


                                                                              18
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's Class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.


The information for the fiscal year ended September 30, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.


BALANCED FUND


                                                                                 Fiscal year ended September 30,
                                                                    1999         1998         1997         1996         1995
---------------------------------------------------------------   --------     --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  14.01     $  15.43     $  13.15     $  12.13     $  10.54
                                                                  --------     --------     --------     --------     --------
 Investment Operations:
 Net Investment Income                                                0.41         0.44         0.42         0.42         0.40
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      1.08        (0.30)        2.86         1.43         1.73
                                                                  --------     --------     --------     --------     --------
 Total From Investment Operations                                     1.49         0.14         3.28         1.85         2.13
                                                                  --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.41)       (0.44)       (0.42)       (0.42)       (0.39)
 Distributions (from Capital Gains)                                  (1.59)       (1.12)       (0.58)       (0.41)       (0.15)
                                                                  --------     --------     --------     --------     --------
 Total Distributions                                                 (2.00)       (1.56)       (1.00)       (0.83)       (0.54)
                                                                  --------     --------     --------     --------     --------
Net Asset Value, End of Period                                    $  13.50     $  14.01     $  15.43     $  13.15     $  12.13
                                                                  ========     ========     ========     ========     ========
Total Return                                                         11.07%        1.03%       26.17%       15.89%       20.89%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $350,229     $455,426     $418,087     $332,786     $192,145
Ratio of Expenses to Average Net Assets                               0.80%        0.80%        0.80%        0.80%        0.79%
Ratio of Net Income to Average Net Assets                             2.93%        3.01%        2.99%        3.31%        3.61%
Ratio of Expenses to Average Net Assets (excluding waivers)           0.91%        0.90%        0.88%        0.89%        0.94%
Ratio of Net Income to Average Net Assets (excluding waivers)         2.82%        2.91%        2.91%        3.22%        3.46%
Portfolio Turnover Rate                                                 77%         103%          84%          73%          77%
---------------------------------------------------------------   --------     --------     --------     --------     --------



                                                                              19
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INCOME FUND


                                                                                Fiscal year ended September 30,
                                                                    1999         1998         1997         1996         1995
---------------------------------------------------------------   --------     --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  15.74     $  15.70     $  12.66     $  11.24     $   9.89
                                                                  --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                                0.40         0.46         0.43         0.42         0.41
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      1.17         0.88         3.40         1.43         1.35
                                                                  --------     --------     --------     --------     --------
 Total From Investment Operations                                     1.57         1.34         3.83         1.85         1.76
                                                                  --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.41)       (0.45)       (0.44)       (0.42)       (0.41)
 Distributions (from Capital Gains)                                  (0.90)       (0.85)       (0.35)       (0.01)          --
                                                                  --------     --------     --------     --------     --------
 Total Distributions                                                 (1.31)       (1.30)       (0.79)       (0.43)       (0.41)
                                                                  --------     --------     --------     --------     --------
Net Asset Value, End of Period                                    $  16.00     $  15.74     $  15.70     $  12.66     $  11.24
                                                                  ========     ========     ========     ========     ========
Total Return                                                         10.10%        8.85%       31.45%       16.79%       18.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $350,775     $359,588     $369,919     $ 64,590     $ 52,126
Ratio of Expenses to Average Net Assets                               0.75%        0.75%        0.75%        0.75%        0.75%
Ratio of Net Income to Average Net Assets                             2.38%        2.81%        3.12%        3.50%        4.11%
Ratio of Expenses to Average Net Assets (excluding waivers)           0.88%        0.87%        0.92%        0.95%        1.06%
Ratio of Net Income to Average Net Assets (excluding waivers)         2.25%        2.69%        2.95%        3.30%        3.80%
Portfolio Turnover Rate                                                 35%          14%          39%          23%          23%
---------------------------------------------------------------   --------     --------     --------     --------     --------



EQUITY INDEX FUND


                                                                                  Fiscal year ended September 30,
                                                                     1999         1998          1997          1996          1995
---------------------------------------------------------------   ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $   20.60     $   20.74     $   15.47     $   13.34     $   10.67
                                                                  ---------     ---------     ---------     ---------     ---------
Investment Operations:
 Net Investment Income                                                 0.28          0.29          0.29          0.31          0.28
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       5.35          1.40          5.70          2.31          2.75
                                                                  ---------     ---------     ---------     ---------     ---------
 Total From Investment Operations                                      5.63          1.69          5.99          2.62          3.03
                                                                  ---------     ---------     ---------     ---------     ---------
Less Distributions:
 Dividends (from Net Investment Income)                               (0.28)        (0.29)        (0.29)        (0.31)        (0.27)
 Distributions (from Capital Gains)                                   (0.44)        (1.54)        (0.43)        (0.18)        (0.09)
                                                                  ---------     ---------     ---------     ---------     ---------
 Total Distributions                                                  (0.72)        (1.83)        (0.72)        (0.49)        (0.36)
                                                                  ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                    $   25.51     $   20.60     $   20.74     $   15.47     $   13.34
                                                                  =========     =========     =========     =========     =========
Total Return                                                          27.61%         8.82%        39.85%        19.98%        29.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $1,206,072    $ 996,528     $ 557,258     $ 348,539     $ 218,932
Ratio of Expenses to Average Net Assets                                0.35%         0.35%         0.35%         0.35%         0.35%
Ratio of Net Income to Average Net Assets                              1.11%         1.36%         1.62%         2.14%         2.41%
Ratio of Expenses to Average Net Assets (excluding waivers)            0.89%         0.88%         0.88%         0.90%         0.95%
Ratio of Net Income to Average Net Assets (excluding waivers)          0.57%         0.83%         1.09%         1.59%         1.81%
Portfolio Turnover Rate                                                   7%           14%            8%           10%            9%
---------------------------------------------------------------   ---------     ---------     ---------     ---------     ---------



                                                                              20
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP GROWTH FUND


                                                                                Fiscal year ended September 30,
                                                                    1999         1998         1997         1996         1995
---------------------------------------------------------------   --------     --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  16.30     $  17.64     $  13.66     $  11.78     $   9.10
                                                                  --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                                0.02         0.13         0.12         0.18         0.17
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      5.46         0.02         4.26         1.88         2.67
                                                                  --------     --------     --------     --------     --------
 Total From Investment Operations                                     5.48         0.15         4.38         2.06         2.84
                                                                  --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.06)       (0.13)       (0.13)       (0.18)       (0.16)
 Distributions (from Capital Gains)                                  (1.88)       (1.36)       (0.27)          --           --
                                                                  --------     --------     --------     --------     --------
 Total Distributions                                                 (1.94)       (1.49)       (0.40)       (0.18)       (0.16)
                                                                  --------     --------     --------     --------     --------
Net Asset Value, End of Period                                    $  19.84     $  16.30     $  17.64     $  13.66     $  11.78
                                                                  ========     ========     ========     ========     ========
Total Return                                                         36.36%        1.07%       32.75%       17.58%       31.57%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $854,819     $680,143     $681,151     $225,900     $132,854
Ratio of Expenses to Average Net Assets                               0.80%        0.80%        0.80%        0.79%        0.75%
Ratio of Net Income to Average Net Assets                             0.20%        0.82%        0.77%        1.39%        1.69%
Ratio of Expenses to Average Net Assets (excluding waivers)           0.89%        0.86%        0.89%        0.92%        1.01%
Ratio of Net Income to Average Net Assets (excluding waivers)         0.11%        0.76%        0.68%        1.26%        1.43%
Portfolio Turnover Rate                                                 57%          38%          34%          21%          28%
---------------------------------------------------------------   --------     --------     --------     --------     --------



LARGE CAP VALUE FUND


                                                                                Fiscal year ended September 30,
                                                                  1999          1998          1997          1996          1995
-------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $    22.42    $    28.75    $    22.60    $    19.56    $    16.50
                                                               ----------    ----------    ----------    ----------    ----------
Investment Operations:
 Net Investment Income                                               0.25          0.35          0.39          0.42          0.36
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     4.46         (2.57)         7.90          4.09          3.64
                                                               ----------    ----------    ----------    ----------    ----------
 Total From Investment Operations                                    4.71         (2.22)         8.29          4.51          4.00
                                                               ----------    ----------    ----------    ----------    ----------
Less Distributions:
 Dividends (from net investment income)                             (0.26)        (0.35)        (0.38)        (0.42)        (0.35)
 Distributions (from Capital Gains)                                 (3.70)        (3.76)        (1.76)        (1.05)        (0.59)
                                                               ----------    ----------    ----------    ----------    ----------
 Total Distributions                                                (3.96)        (4.11)        (2.14)        (1.47)        (0.94)
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                                 $    23.17    $    22.42    $    28.75    $    22.60    $    19.56
                                                               ==========    ==========    ==========    ==========    ==========
Total Return                                                        22.28%        (8.47)%       39.13%        24.32%        25.50%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $1,343,207    $1,253,845    $1,095,262    $  471,206    $  312,559
Ratio of Expenses to Average Net Assets                              0.80%         0.80%         0.80%         0.80%         0.79%
Ratio of Net Income to Average Net Assets                            1.07%         1.40%         1.39%         1.90%         2.10%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.90%         0.88%         0.89%         0.88%         0.94%
Ratio of Net Income to Average Net Assets (excluding waivers)        0.97%         1.32%         1.30%         1.82%         1.95%
Portfolio Turnover Rate                                                61%           74%           57%           40%           52%
-------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------



                                                                              21
PROSPECTUS - First American Large Cap Funds
             Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.


First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.


1/2000 3017-99

SEC file number: 811-05309


FAIF1200Y



[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

JANUARY 31, 2000
AS SUPPLEMENTED
FEBRUARY 1, 2000


ASSET CLASSES

(*)  EQUITY FUNDS

 *   FUNDS OF FUNDS

 *   BOND FUNDS

 *   TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN

MID CAP AND
  SMALL CAP
      FUNDS


CLASS A, CLASS B,
AND CLASS C SHARES

MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Mid Cap Growth Fund                                                2
--------------------------------------------------------------------------------
  Mid Cap Value Fund                                                 4
--------------------------------------------------------------------------------
  Small Cap Growth Fund                                              6
--------------------------------------------------------------------------------
  Small Cap Value Fund                                               8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                                     10
--------------------------------------------------------------------------------
  Selling Shares                                                    14
--------------------------------------------------------------------------------
  Managing Your Investment                                          15
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                        17
--------------------------------------------------------------------------------
  More About The Funds                                              18
--------------------------------------------------------------------------------
  Financial Highlights                                              20
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                        Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION



This section of the prospectus describes the objectives of the First American Mid Cap and Small Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.



AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                                                               1
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.


Foreign Security Risk

Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               2
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
MID CAP GROWTH FUND CONTINUED


--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

65.53%    7.23%   18.46%   -4.90%   39.35%   11.84%   23.40%   10.58%   54.59%
------------------------------------------------------------------------------
1991      1992    1993     1994     1995     1996     1997     1998     1999


Best Quarter:    Quarter ending     December 31, 1999        47.75%
Worst Quarter:   Quarter ending     September 30, 1998      (19.34)%

                                                                            Since         Since
AVERAGE ANNUAL TOTAL RETURNS      Inception                             Inception     Inception
AS OF 12/31/99(1)                      Date   One Year   Five Years     (Class A)     (Class B)
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class A)       4/23/90     46.50%       25.51%        20.26%           N/A
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class B)        8/7/98     48.41%          N/A           N/A        39.15%
-----------------------------------------------------------------------------------------------
Russell Midcap Index(2)                         18.23%       21.86%        17.52%        34.92%
-----------------------------------------------------------------------------------------------

(1) On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, the Mid Cap Growth Fund had no assets or liabilities. Performance presented prior to 8/7/98, represents that of the Piper Emerging Growth Fund.


(2) An ummanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index for Class A and Class B shares is calculated from 4/30/90 and 8/31/98, respectively.


--------------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                            CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                          5.25%(2)   0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                        0.00%(3)   5.00%       1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                            $  25      $  25       $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                               0.70%      0.70%       0.70%
 Distribution and Service (12b-1) Fees                                         0.25%      1.00%       1.00%
 Other Expenses                                                                0.24%      0.28%       0.28%
 TOTAL                                                                         1.19%      1.98%       1.98%
-----------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown because of voluntary fee waivers by the fund's distributor. See "Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:


 Waiver of Fund Expenses                                                      (0.05)%    (0.09)%     (0.09)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                        1.14%      1.89%       1.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low
Balances."


--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  640                    $  701                     $  201                    $  399                    $  299
   3 years    $  883                    $1,021                     $  621                    $  715                    $  715
   5 years    $1,145                    $1,268                     $1,068                    $1,157                    $1,157
  10 years    $1,892                    $2,102                     $2,102                    $2,383                    $2,383



                                                                               3
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.


In selecting stocks, the fund's advisor invests in securities it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               4
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-6.82%   18.70%   19.33%   19.01%    6.72%   20.02%   31.94%   24.21%   -13.24%   -6.29%
----------------------------------------------------------------------------------------
1990     1991     1992     1993      1994    1995     1996     1997     1998      1999


Best Quarter:    Quarter ending     June 30, 1997            17.97%
Worst Quarter:   Quarter ending     September 30, 1998      (30.80)%

                                                                                              Since
AVERAGE ANNUAL TOTAL RETURNS     Inception                                  Ten Years     Inception
AS OF 12/31/99                        Date     One Year     Five Years      (Class A)     (Class B)
---------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class A)      12/22/87     (11.23)%          8.67%          9.77%           N/A
---------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class B)       8/15/94     (11.62)%          8.80%            N/A         8.33%
---------------------------------------------------------------------------------------------------
Russell Midcap Index(1)                         18.23%          21.86%         15.92%        19.25%
---------------------------------------------------------------------------------------------------


(1) An ummanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 8/31/94.


--------------------------------------------------------------------------------

FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                            CLASS A    CLASS B     CLASS C
----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%(2)   0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(3)   5.00%       1.00%


 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $  25      $  25        $ 25


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------
 Management Fees                                                             0.70%      0.70%        0.70%
 Distribution and Service (12b-1) Fees                                       0.25%      1.00%        1.00%
 Other Expenses                                                              0.23%      0.23%        0.23%
 TOTAL                                                                       1.18%      1.93%        1.93%
----------------------------------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                    (0.03)%      (0.03)%     (0.03)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                      1.15%        1.90%       1.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  639                    $  696                     $  196                    $  394                    $  294
   3 years    $  880                    $1,006                     $  596                    $  700                    $  700
   5 years    $1,140                    $1,242                     $1,042                    $1,131                    $1,131
  10 years    $1,882                    $2,059                     $2,059                    $2,331                    $2,331



                                                                               5
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.


Foreign Security Risk

Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               6
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-0.42%   40.55%   11.47%   10.98%   -2.44%   20.20%   11.68%   29.23%    7.73%   66.76%
---------------------------------------------------------------------------------------
1990     1991     1992     1993     1994     1995     1996     1997      1998    1999


Best Quarter:    Quarter ending     December 31, 1999        51.34%
Worst Quarter:   Quarter ending     September 30, 1998      (22.14)%

                                                                                             Since
AVERAGE ANNUAL TOTAL RETURNS        Inception                              Ten Years     Inception
AS OF 12/31/99(1)                        Date   One Year   Five Years      (Class A)     (Class B)
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Class A)       3/16/87     58.04%       24.18%         17.43%           N/A
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Class B)       7/31/98     60.39%          N/A            N/A        46.51%
--------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                             21.26%       16.69%         13.40%        15.43%
--------------------------------------------------------------------------------------------------

(1) On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Prior to the merger, the Small Cap Growth Fund had no assets or liabilities. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the Fund's investment policies were revised.


(2) An ummanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 7/31/98.


--------------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                             CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%(2)   0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(3)   5.00%       1.00%


 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $   25      $ 25        $ 25


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------
 Management Fees                                                             0.70  %     0.70%       0.70%
 Distribution and Service (12b-1) Fees                                       0.25  %     1.00%       1.00%
 Other Expenses                                                              0.20  %     0.21%       0.21%
 TOTAL                                                                       1.15  %     1.91%       1.91%
------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown because of voluntary fee waivers by the fund's distributor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:


 Waiver of Fund Expenses                                                     (0.01)%     (0.01)%     (0.01)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                       1.14%       1.90%       1.90%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  636                    $  694                    $  194                     $  392                    $  292
   3 years    $  871                    $1,000                    $  600                     $  694                    $  694
   5 years    $1,125                    $1,232                    $1,032                     $1,121                    $1,121
  10 years    $1,849                    $2,035                    $2,035                     $2,310                    $2,310



                                                                               7
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.


In selecting stocks, the fund's advisor invests in securities it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               8
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Fund Summaries
SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]


-13.72%   60.96%    26.50%    22.60%    -0.33%    47.30%    20.07%    20.07%    -8.47%     5.93%
------------------------------------------------------------------------------------------------
1990      1991      1992      1993      1994      1995      1996      1997      1998      1999

Best Quarter:    Quarter ending     March 31, 1991           33.49%
Worst Quarter:   Quarter ending     September 30, 1998      (23.21)%

                                                                                Ten       Since
AVERAGE ANNUAL TOTAL RETURNS       Inception                                  Years   Inception
AS OF 12/31/99(1)                       Date   One Year   Five Years      (Class A)   (Class B)
-----------------------------------------------------------------------------------------------
Small Cap Value Fund (Class A)        1/1/88      0.35%       14.29%         15.39%         N/A
-----------------------------------------------------------------------------------------------
Small Cap Value Fund (Class B)      11/24/97      0.10%          N/A            N/A     (4.52)%
-----------------------------------------------------------------------------------------------
Russell 2000 Index(2)                            21.26%       16.69%         13.40%      9.25 %
-----------------------------------------------------------------------------------------------

(1) Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of Small Cap Value Fund. Performance is adjusted to reflect Small Cap Value Fund's Class A share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.


(2) An ummanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 11/30/97.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

SHAREHOLDER FEES                                                            CLASS A    CLASS B     CLASS C
----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%(2)   0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(3)   5.00%       1.00%


 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $   25      $ 25        $ 25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------
 Management Fees                                                             0.70  %     0.70%       0.70%
 Distribution and Service (12b-1) Fees                                       0.25  %     1.00%       1.00%
 Other Expenses                                                              0.19  %     0.19%       0.19%
 TOTAL                                                                       1.14  %     1.89%       1.89%
----------------------------------------------------------------------------------------------------------


(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                    (0.00)%      (0.00)%     (0.00)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                      1.14%        1.89%       1.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                       CLASS B                    CLASS B                   CLASS C                   CLASS C
                           assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
             CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
-----------------------------------------------------------------------------------------------------------------------------
   1 year     $  635                    $  692                     $  192                    $  390                    $  290
   3 years    $  868                    $  994                     $  594                    $  688                    $  688
   5 years    $1,120                    $1,221                     $1,021                    $1,111                    $1,111
  10 years    $1,838                    $2,016                     $2,016                    $2,289                    $2,289



                                                                               9
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING SHARES


You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.



--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


All funds in this prospectus offer Class A, Class B, and Class C shares.


Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

Class A Shares
If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

* a front-end sales charge, described below.

* lower annual expenses than Class B or Class C shares. See "Fund Summaries" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

* orders for Class B shares for $250,000 or more normally will be treated as orders for Class A shares.

* orders for Class C shares for $1 million or more normally will be treated as orders for Class A shares.

* orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge normally will be treated as orders for Class A shares.

Class B Shares
If you want all your money to go to work for you immediately, you may prefer Class B shares. Class B shares have no front-end sales charge. However they do have:

* higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

* a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

* automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

Class C Shares

These shares combine some of the characteristics of Class A and Class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased Class A shares. However, Class C shares also feature:


* a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

* higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

* no conversion to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.


--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                     12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                          0.25% of average daily net assets
Class B shares                          1% of average daily net assets
Class C shares                          1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.


The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. For Class B shares, and for net asset value sales of Class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions, using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.



                                                                              10
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


Class A Shares
Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.


                                                                         Maximum
                                            Sales Charge             Reallowance
                                    as a % of        as a % of         as a % of
                                     Purchase       Net Amount          Purchase
                                        Price         Invested             Price
--------------------------------------------------------------------------------
Less than $50,000                        5.25%            5.54%            5.00%
$ 50,000 - $ 99,999                      4.25%            4.44%            4.00%
$100,000 - $249,999                      3.25%            3.36%            3.00%
$250,000 - $499,999                      2.25%            2.30%            2.00%
$500,000 - $999,999                      1.75%            1.78%            1.50%
$1 million and over                         0%               0%               0%

Reducing Your Sales Charge

As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:


PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund Class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.


LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")


More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.


--------------------------------------------------------------------------------

  FOR INVESTMENTS OF OVER $1 MILLION


  There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.


  To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

  * redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder, and

  * redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

Class B Shares


Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.


                                                                              11
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING SHARES CONTINUED

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                             CDSC as a % of the
Year since purchase                                         value of your shares
--------------------------------------------------------------------------------
First                                                               5%
Second                                                              5%
Third                                                               4%
Fourth                                                              3%
Fifth                                                               2%
Sixth                                                               1%
Seventh                                                             0%
Eighth                                                              0%

Your Class B shares will automatically convert to Class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase Class B shares on June 15, 2000, they will convert to Class A shares on June 1, 2008.

The CDSC will be waived for:

* redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

* redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

* redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

Class C Shares
Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.


Even though your sales charge is only 1%, the funds' distributor pays a commission equal to 2% of your purchase price to your investment professional or participating institution. The distributor receives any CDSC imposed when you sell your Class C shares.


The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.


--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

By Phone

You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:


U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address. Please note the following:

* All purchases must be made in U.S. dollars.


* Third-party checks, credit cards, credit card checks, and cash are not accepted.


* If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.


                                                                              12
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

* by having $100 or more ($25 for a retirement plan or an UGMA/UTMA account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.


* through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling 1-800-637-2548.



                                                                              13
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone

If you purchased shares through a investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through a investment professional or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check. The funds reserve the right to limit telephone exchanges to $50,000 per day.


If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

By Mail
To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:


* Name of the fund

* Account number

* Dollar amount or number of shares redeemed

* Name on the account

* Signatures of all registered account owners


Signatures on a written request must be guaranteed if:

* you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

* you would like the check mailed to an address other than the address on the funds' records.

* your redemption request is for $50,000 or more.


A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.


Proceeds from a written redemption request will be sent to you by check.


--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS


If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.


--------------------------------------------------------------------------------
REINVESTING AFTER A SALE


If you sell Class A shares, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the transfer agent directly in writing or notify your investment professional or financial institution.


--------------------------------------------------------------------------------

  ACCOUNTS WITH LOW BALANCES


  Except for retirement plans and UGMA/UTMA accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  * Deduct a $25 annual account maintenance fee, which is intended to allocate the costs of maintaining accounts more equitably among shareholders, or

  * Close your account and send you the proceeds, less any applicable contingent deferred sales charge.

  Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.



                                                                              14
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.


Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody, or agency account with a financial institution which invests in Class Y shares).


Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

By Phone

You may exchange shares by calling your investment professional, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.


By Mail
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------

  TELEPHONE TRANSACTIONS


  You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.


  The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

  It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.


--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.


                                                                              15
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Policies & Services
MANAGING YOUR INVESTMENT CONTINUED

--------------------------------------------------------------------------------
STATEMENTS AND CONFIRMATIONS

Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

Dividends and Distributions
Dividends from Mid Cap Growth Fund and Mid Cap Value Fund net investment income are declared and paid monthly. Dividends from Small Cap Growth Fund and Small Cap Value Fund net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

Taxes on Transactions
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                                                              16
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                        0.63%

MID CAP VALUE FUND                                                         0.67%

SMALL CAP GROWTH FUND                                                      0.69%

SMALL CAP VALUE FUND                                                       0.70%
--------------------------------------------------------------------------------

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment adviser. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.


ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.


SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.



--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                              17
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments, and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.


Portfolio Turnover

Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. For the fiscal year ended September 30, 1999, Mid Cap Value Fund and Small Cap Growth Fund had portfolio turnover sales in excess of 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Market Risk
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

Sector Risk
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

Company Risk
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.


Risks of Small-Cap Stocks
Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.



                                                                              18
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED


Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.


Foreign Security Risk

Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


Risks of Active Management
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.


                                                                              19
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A, Class B and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.


The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.


MID CAP GROWTH FUND(1)


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                    1999         1998         1997         1996        1995(2)
-------------------------------------------------------------   --------     --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $  11.80     $  15.25     $  13.86     $  12.97     $   9.63
                                                                --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Loss                                               (0.07)       (0.09)       (0.08)       (0.05)       (0.06)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    3.40        (1.80)        2.72         2.18         3.40
                                                                --------     --------     --------     --------     --------
 Total From Investment Operations                                   3.33        (1.89)        2.64         2.13         3.34
                                                                --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                               --           --           --           --           --
 Distributions (from Capital Gains)                                (2.26)       (1.56)       (1.25)       (1.24)          --
                                                                --------     --------     --------     --------     --------
 Total Distributions                                               (2.26)       (1.56)       (1.25)       (1.24)          --
                                                                --------     --------     --------     --------     --------
Net Asset Value, End of Period                                  $  12.87     $  11.80     $  15.25     $  13.86     $  12.97
                                                                ========     ========     ========     ========     ========
Total Return                                                       31.69%      (13.05)%      21.04%       17.84%       34.68%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $165,072     $188,763     $274,799     $303,769     $252,632
Ratio of Expenses to Average Net Assets                             1.14%        1.18%        1.23%        1.18%        1.24%
Ratio of Net Loss to Average Net Assets                            (0.48)%      (0.60)%      (0.55)%      (0.41)%      (0.51)%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.19%        1.34%        1.39%        1.37%        1.42%
Ratio of Net Loss to Average Net Assets (excluding waivers)        (0.53)%      (0.76)%      (0.71)%      (0.60)%      (0.69)%
Portfolio Turnover Rate                                               94%          39%          51%          44%          33%
-------------------------------------------------------------   --------     --------     --------     --------     --------


(1) The financial highlights for Mid Cap Growth Fund include the historical financial highlights of Piper Emerging Growth Fund Class A and Class B shares. The assets of Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund effective August 7, 1998.

(2) Per share amounts have been adjusted to reflect the effect of the stock dividend declared on December 23, 1995.


                                                                              20
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MID CAP GROWTH FUND(1) (CONTINUED)


                                                                                                                Period from
                                                                     Period from           Period from      February 18, 1997 to
                                            Fiscal year ended     August 7, 1998 to    October 1, 1997 to      September 30,
CLASS B SHARES                              September 30, 1999  September 30, 1998(2)   April 28, 1998(3)         1997(4)
------------------------------------------ -------------------- --------------------- -------------------- ---------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $11.78             $13.86               $15.20                $12.54
                                                     ------             ------               ------                ------
Investment Operations:
 Net Investment Loss                                  (0.10)             (0.01)               (0.09)                (0.10)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                       3.33              (2.07)                1.02                  2.76
                                                     ------             ------               ------                ------
 Total From Investment Operations                      3.23              (2.08)                0.93                  2.66
                                                     ------             ------               ------                ------
Less Distributions:
 Dividends (from Net Investment Income)                  --                 --                   --                    --
 Distributions (from Capital Gains)                   (2.26)                --                (1.56)                   --
                                                     ------             ------               ------                ------
 Total Distributions                                  (2.26)                --                (1.56)                   --
                                                     ------             ------               ------                ------
Net Asset Value, End of Period                       $12.75             $11.78               $14.57                $15.20
                                                     ======             ======               ======                ======
Total Return                                          30.66%            (15.01)%               7.77%                21.21%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $  360             $   17               $   --                $1,028
Ratio of Expenses to Average Net Assets                1.89%              1.87%(5)             1.85%(5)              1.85%(5)
Ratio of Net Loss to Average Net Assets               (1.26)%            (1.12)%(5)           (1.33)%(5)            (1.16)%(5)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   1.98%            1.87%(5)               1.85%(5)              1.85%(5)
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                                  (1.35)%            (1.12)%(5)           (1.33)%(5)            (1.16)%(5)
Portfolio Turnover Rate                                  94%                39%                  29%                   51%
------------------------------------------           ------             ------               ------                ------


(1) The financial highlights for Mid Cap Growth Fund include the historical financial highlights of Piper Emerging Growth Fund Class A and Class B shares. The assets of Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund effective August 7, 1998.

(2) Class B shares of Mid Cap Growth Fund have been offered since August 7,
1998.

(3) Effective April 28, 1998, all outstanding Class B shares of Piper Emerging Growth Fund were exchanged for Class A shares of such fund and Class B share activity was discontinued.

(4) Class B shares of Piper Emerging Growth Fund were offered beginning February 18, 1997.

(5) Annualized.


                                                                      Period ended
CLASS C SHARES                                                    September 30, 1999(1)
---------------------------------------------------------------   ---------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $12.43
                                                                        -------
Investment Operations:
 Net Investment Income                                                   (0.06)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                          0.43
                                                                        -------
 Total From Investment Operations                                         0.37
                                                                        -------
Less Distributions:
 Dividends (from Net Investment Income)                                      --
                                                                        -------
 Total Distributions                                                         --
                                                                        -------
Net Asset Value, End of Period                                          $12.80
                                                                        =======
Total Return                                                              3.06%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $  466
Ratio of Expenses to Average Net Assets                                   1.89%(2)
Ratio of Net Income to Average Net Assets                                 1.27%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)              1.98%(2)
Ratio of Net Income to Average Net Assets (excluding waivers)             1.18%(2)
Portfolio Turnover Rate                                                     94%
---------------------------------------------------------------        ----------


(1) Class C shares have been offered since February 1, 1999.


(2) Annualized.



                                                                              21
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MID CAP VALUE FUND


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                      1999         1998         1997        1996        1995
--------------------------------------------------------------- ----------- ------------- ----------- ----------- -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $15.04      $24.19        $20.41      $17.89      $17.30
                                                                   ------      ------        ------      ------      ------
Investment Operations:
 Net Investment Income                                               0.10        0.07          0.11        0.20        0.35
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     1.26       (6.41)         6.98        3.94        1.60
                                                                   ------      ------        ------      ------      ------
 Total From Investment Operations                                    1.36       (6.34)         7.09        4.14        1.95
                                                                   ------      ------        ------      ------      ------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.10)      (0.07)        (0.11)      (0.20)      (0.34)
 Distributions (from Capital Gains)                                 (3.35)      (2.74)        (3.20)      (1.42)      (1.02)
                                                                   ------      ------        ------      ------      ------
 Total Distributions                                                (3.45)      (2.81)        (3.31)      (1.62)      (1.36)
                                                                   ------      ------        ------      ------      ------
Net Asset Value, End of Period                                     $12.95      $15.04        $24.19      $20.41      $17.89
                                                                   ======      ======        ======      ======      ======
Total Return                                                         8.03%     (28.83)%       39.93%      25.23%      12.63%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $20,148     $29,261       $35,207     $17,987     $11,609
Ratio of Expenses to Average Net Assets                              1.15%       1.14%         1.14%       1.13%       1.09%
Ratio of Net Income to Average Net Assets                            0.63%       0.43%         0.58%       1.06%       2.08%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.18%       1.14%         1.15%       1.13%       1.20%
Ratio of Net Income to Average Net Assets (excluding waivers)        0.60%       0.43%         0.57%       1.06%       1.97%
Portfolio Turnover Rate                                               121%        135%           82%        143%         72%
---------------------------------------------------------------    ------      ------        ------      ------      ------



                                                                              Fiscal year ended September 30,
CLASS B SHARES                                                    1999          1998         1997         1996        1995
------------------------------------------------------------- ------------ ------------- ------------ ----------- -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $14.80       $23.96        $20.31       $17.83      $17.29
                                                                 ------       ------        ------       ------      ------
Investment Operations:
 Net Investment Income (Loss)                                      0.04        (0.01)         0.02         0.09        0.29
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                   1.22        (6.41)         6.85         3.91        1.51
                                                                 ------       ------        ------       ------      ------
 Total From Investment Operations                                  1.26        (6.42)         6.87         4.00        1.80
                                                                 ------       ------        ------       ------      ------
Less Distributions:
 Dividends (from Net Investment Income)                           (0.04)          --         (0.02)       (0.10)      (0.24)
 Distributions (from Capital Gains)                               (3.35)       (2.74)        (3.20)       (1.42)      (1.02)
                                                                 ------       ------        ------       ------      ------
 Total Distributions                                              (3.39)       (2.74)        (3.22)       (1.52)      (1.26)
                                                                 ------       ------        ------       ------      ------
Net Asset Value, End of Period                                   $12.67       $14.80        $23.96       $20.31      $17.83
                                                                 ======       ======        ======       ======      ======
Total Return                                                       7.38%      (29.40)%       38.81%       24.35%      11.64%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $19,072      $31,276       $36,649      $12,847     $4,847
Ratio of Expenses to Average Net Assets                            1.90%        1.89%         1.90%        1.88%       1.88%
Ratio of Net Income (Loss) to Average Net Assets                  (0.13)%      (0.31)%       (0.18)%       0.25%       1.22%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.93%        1.89%         1.90%        1.88%       1.95%
Ratio of Net Income (Loss) to Average Net Assets (excluding
waivers)                                                          (0.16)%      (0.31)%       (0.18)%       0.25%       1.15%
Portfolio Turnover Rate                                             121%         135%           82%         143%         72%
-------------------------------------------------------------    ------       ------        ------       ------      ------



                                                                              22
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MID CAP VALUE FUND (CONTINUED)


                                                                   Period ended
                                                                   September 30,
CLASS C SHARES                                                        1999(1)
---------------------------------------------------------------   --------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $ 13.69
                                                                     -------
Investment Operations:
 Net Investment Income                                                  0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       (0.78)
                                                                     -------
 Total From Investment Operations                                      (0.72)
                                                                     -------
Less Distributions:
 Dividends (from Net Investment Income)                                (0.05)
                                                                     -------
 Total Distributions                                                   (0.05)
                                                                     -------
Net Asset Value, End of Period                                       $ 12.92
                                                                     =======
Total Return                                                           (5.25)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $   164
Ratio of Expenses to Average Net Assets                                 1.90%(2)
Ratio of Net Income to Average Net Assets                               0.29%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)            1.93%(2)
Ratio of Net Income to Average Net Assets (excluding waivers)           0.26%(2)
Portfolio Turnover Rate                                                  121%
---------------------------------------------------------------      -------


(1) Class C shares have been offered since February 1, 1999.


(2) Annualized.



                                                                              23
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP GROWTH FUND


                                                                      Fiscal year ended September 30,
CLASS A SHARES1                                           1999          1998        1997(3)     1996(2)       1995
----------------------------------------------------- ------------ ------------- ------------ ----------- -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                      $11.90       $17.41       $17.11       $17.68       $15.61
                                                          ------       ------       ------       ------       ------
Investment Operations:
 Net Investment Income (Loss)                              (0.06)       (0.09)       (0.16)        0.06         0.09
 Net Gains (Losses) on Investments
  (both realized and unrealized)                            4.95        (2.67)        5.66         0.87         2.07
                                                          ------       ------       ------       ------       ------
 Total From Investment Operations                           4.89        (2.76)        5.50         0.93         2.16
                                                          ------       ------       ------       ------       ------
Less Distributions:
 Dividends (from Net Investment Income)                       --           --        (0.04)       (0.07)       (0.09)
 Distributions (from Capital Gains)                        (0.02)       (2.64)       (5.16)       (1.43)          --
 Tax Return of Capital                                        --        (0.11)          --           --           --
                                                          ------       ------       ------       ------       ------
 Total Distributions                                       (0.02)       (2.75)       (5.20)       (1.50)       (0.09)
                                                          ------       ------       ------       ------       ------
Net Asset Value, End of Period                            $16.77       $11.90       $17.41       $17.11       $17.68
                                                          ======       ======       ======       ======       ======
Total Return                                               41.11%      (18.66)%      45.66%        5.38%       13.88%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $32,203      $28,252      $35,647      $30,968      $48,421
Ratio of Expenses to Average Net Assets                     1.14%        1.29%        1.34%        1.32%        1.40%
Ratio of Net Income (Loss) to Average Net Assets           (0.39)%      (0.61)%      (0.75)%       0.20%        0.43%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   1.15%        1.43%        1.98%        1.79%        1.63%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                       (0.40)%      (0.75)%      (1.39)%      (0.27)%       0.20%
Portfolio Turnover Rate                                      110%          92%         109%         125%         182%
-----------------------------------------------------     ------       ------       ------       ------       ------


See footnotes under Small Cap Growth Fund Class B Shares.


                                                                              24
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP GROWTH FUND (CONTINUED)


                                                                                                                Period from
                                               Fiscal year            Period from           Period from      February 18, 1997
                                                  ended             July 31, 1998 to    October 1, 1997 to  to September 30,
CLASS B SHARES                               September 30, 1999  September 30, 1998(6)   April 28, 1998(5)        1997(4)
------------------------------------------- -------------------- --------------------- -------------------- ------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $11.50             $13.74             $ 9.54                 $ 7.24
                                                      ------             ------             ------                 ------
Investment Operations:
 Net Investment Loss                                   (0.14)             (0.02)             (0.09)                 (0.03)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                        4.73              (2.22)              0.42                   2.33
                                                      ------             ------             ------                 ------
 Total From Investment Operations                       4.59              (2.24)              0.33                   2.30
                                                      ------             ------             ------                 ------
Less Distributions:
 Dividends (from Net Investment Income)                   --                 --                 --                     --
 Distributions (from Capital Gains)                    (0.02)                --              (0.15)                    --
 Tax Return of Capital                                    --                 --              (0.01)                    --
                                                      ------             ------             ------                 ------
 Total Distributions                                   (0.02)                --              (0.16)                    --
                                                      ------             ------             ------                 ------
Net Asset Value, End of Period                        $16.07             $11.50             $ 9.71                 $ 9.54
                                                      ======             ======             ======                 ======
Total Return                                           39.92%            (16.30)%             3.61%                 31.77%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $2,217             $1,104             $   --                 $  480
Ratio of Expenses to Average Net Assets                 1.90%              1.90%(7)           2.03%(7)               1.98%(7)
Ratio of Net Loss to Average Net Assets                (1.16)%            (1.20)%(7)         (1.30)%(7)             (1.49)%(7)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.91%              1.90%(7)           2.40%(7)               2.15%(7)
Ratio of Net Loss to Average Net Assets
 (excluding waivers)                                   (1.17)%            (1.20)%(7)         (1.67)%(7)             (1.66)%(7)
Portfolio Turnover Rate                                  110%                92%                56%                   109%
-------------------------------------------           ------             ------             ------                 ------

(1) Per share amounts for Small Cap Growth Fund Class A have been adjusted to reflect the conversion ratios utilized for the reorganization of Piper Small Company Growth Fund and Small Cap Growth Fund that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for Small Cap Growth Fund include the financial highlights of Piper Small Company Growth Fund prior to July 31, 1998.


(2) On September 12, 1996, shareholders of the fund approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change in investment objective, the fund's investment policies were revised.

(3) Per share amounts have been adjusted to reflect the effect of the stock dividend declared on October 21, 1996.

(4) Class B shares of Piper Small Company Growth Fund were offered beginning February 18, 1997.

(5) Effective April 28, 1998, all outstanding Class B shares of Piper Small Company Growth Fund were exchanged for Class A shares of such fund and Class B share activity was discontinued.

(6) Class B shares of Small Cap Growth Fund have been offered since July 31,
1998.

(7) Annualized.


                                                                              25
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP GROWTH FUND (CONTINUED)


                                                                  Period ended
                                                                  September 30,
CLASS C SHARES                                                       1999(1)
--------------------------------------------------------------   --------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $ 15.48
                                                                    -------
Investment Operations:
 Net Investment Income                                                (0.08)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       1.28
                                                                    -------
 Total From Investment Operations                                      1.20
                                                                    -------
Less Distributions:
 Dividends (from Net Investment Income)                                  --
                                                                    -------
 Total Distributions                                                     --
                                                                    -------
Net Asset Value, End of Period                                      $ 16.68
                                                                    =======
Total Return                                                           7.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $   309
Ratio of Expenses to Average Net Assets                                1.90%(2)
Ratio of Net Loss to Average Net Assets                               (1.18)%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)           1.91%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)           (1.19)%(2)
Portfolio Turnover Rate                                                 110%
--------------------------------------------------------------      -------

(1) Class C shares have been offered since February 1, 1999.

(2) Annualized.



                                                                              26
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP VALUE FUND


                                                    Fiscal Year    Ten months     Four months
                                                       ended          ended           ended                 Fiscal year
                                                   September 30,  September 30,   November 30,             ended July 31,
CLASS A SHARES(1)                                       1999           1998           1997          1997        1996     1995(4)
-------------------------------------------------- ------------- --------------- -------------- ----------- ----------- ---------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $13.58          $18.20         $17.86       $13.95       $13.23     $10.00
                                                      ------          ------         ------       ------       ------     ------
Investment Operations:
 Net Investment Income (Loss)                           0.01            0.04          (0.03)        0.01         0.04       0.09
 Net Gains (Losses) on Investments
  (both realized and unrealized)                        1.47           (3.38)          0.37         5.43         1.83       3.29
                                                      ------          ------         ------       ------       ------     ------
 Total From Investment Operations                       1.48           (3.34)          0.34         5.44         1.87       3.38
                                                      ------          ------         ------       ------       ------     ------
Less Distributions:
 Dividends (from Net Investment Income)                (0.01)          (0.01)            --        (0.01)       (0.04)     (0.10)
 Distributions (from Capital Gains)                    (1.11)          (1.27)            --        (1.52)       (1.11)     (0.05)
                                                      ------          ------         ------       ------       ------     ------
 Total Distributions                                   (1.12)          (1.28)            --        (1.53)       (1.15)     (0.15)
                                                      ------          ------         ------       ------       ------     ------
Net Asset Value, End of Period                        $13.94          $13.58         $18.20       $17.86       $13.95     $13.23
                                                      ======          ======         ======       ======       ======     ======
Total Return                                           11.12%         (19.48)%         1.90%       41.71%       14.93%     34.29%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $11,567         $13,551        $19,194      $22,429      $10,247     $1,569
Ratio of Expenses to Average Net Assets                 1.14%           1.13%(3)       1.37%(3)     1.31%        1.33%      1.11%(3)
Ratio of Net Income (Loss) to Average Net Assets       (0.17)%          0.15%(3)      (0.38)%(3)    0.01%        0.14%      0.63%(3)
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                               1.14%           1.13%(3)       1.37%(3)     1.31%        1.33%      1.38%(3)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                   (0.17)%          0.15%(3)      (0.38)%(3)    0.01%        0.14%      0.36%(3)
Portfolio Turnover Rate                                   44%             21%             3%          29%          34%        37%
--------------------------------------------------    ------          ------         ------       ------       ------     ------



                                                                 Fiscal Year Ended     Ten months ended     Period ended
                                                                   September 30,         September 30,      November 30,
CLASS B SHARES                                                          1999                 1998              1997(2)
-------------------------------------------------------------   -------------------   ------------------   -------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $13.53               $18.23               $18.22
                                                                      ------               ------               ------
Investment Operations:
 Net Investment Income                                                  0.02                 0.01                   --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                        1.33                (3.43)                0.01
                                                                      ------               ------               ------
 Total From Investment Operations                                       1.35                (3.42)                0.01
                                                                      ------               ------               ------
Less Distributions:
 Dividends (from Net Investment Income)                                   --                (0.01)                  --
 Distributions (from Capital Gains)                                    (1.11)               (1.27)                  --
                                                                      ------               ------               ------
 Total Distributions                                                   (1.11)               (1.28)                  --
                                                                      ------               ------               ------
Net Asset Value, End of Period                                        $13.77               $13.53               $18.23
                                                                      ======               ======               ======
Total Return                                                           10.16%              (19.91)%               0.05%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $1,005               $  618               $    1
Ratio of Expenses to Average Net Assets                                 1.89%                1.88%(3)             1.90%(3)
Ratio of Net Loss to Average Net Assets                                (0.93)%              (0.53)%(3)           (1.53)%(3)
Ratio of Expenses to Average Net Assets (excluding waivers              1.89%                1.88%(3)             1.90%(3)
Ratio of Net Loss to Average Net Assets (excluding waivers)            (0.93)%              (0.53)%(3)           (1.53)%(3)
Portfolio Turnover Rate                                                   44%                  21%                   3%
-------------------------------------------------------------         ------               ------               ------


(1) The financial highlights for Small Cap Value Fund include the historical financial highlights of the Qualivest Small Companies Value Fund (Class A shares). The assets of the Qualivest Small Companies Value Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, Class A and Class C shares of the Qualivest Small Companies Value Fund were exchanged for Class A shares of Small Cap Value Fund.

(2) Class B shares have been offered since November 24, 1997.

(3) Annualized.


(4) Class A shares have been offered since August 1, 1994.



                                                                              27
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP VALUE FUND (CONTINUED)


                                                                  Period ended
                                                                  September 30,
CLASS C SHARES                                                       1999(1)
--------------------------------------------------------------   --------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $ 13.48
                                                                    -------
Investment Operations:
 Net Investment Income                                                 0.01
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       0.38
                                                                    -------
 Total From Investment Operations                                      0.39
                                                                    -------
Less Distributions:
 Dividends (from Net Investment Income)                                  --
                                                                    -------
 Total Distributions                                                     --
                                                                    -------
Net Asset Value, End of Period                                      $ 13.87
                                                                    =======
Total Return                                                           2.89%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $   116
Ratio of Expenses to Average Net Assets                                1.89%(2)
Ratio of Net Loss to Average Net Assets                               (1.04)%(2)
Ratios of Expenses to Average Net Assets (excluding waivers)           1.89%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)           (1.04)%(2)
Portfolio Turnover Rate                                                  44%
--------------------------------------------------------------      -------


(1) Class C Shares have been offered since February 1, 1999.


(2) Annualized.



                                                                              28
PROSPECTUS - First American Mid Cap Funds and Small Cap Funds
             Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.


First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.


1/2000 3017-99

SEC file number: 811-05309


FAIF2000R



[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

JANUARY 31, 2000
AS SUPPLEMENTED
FEBRUARY 1, 2000



ASSET CLASSES

(*)  EQUITY FUNDS

 *   FUNDS OF FUNDS

 *   BOND FUNDS

 *   TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN

MID CAP AND
  SMALL CAP
      FUNDS


CLASS Y SHARES

MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.



[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Mid Cap Growth Fund                                               2
--------------------------------------------------------------------------------
  Mid Cap Value Fund                                                4
--------------------------------------------------------------------------------
  Small Cap Growth Fund                                             6
--------------------------------------------------------------------------------
  Small Cap Value Fund                                              8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                        10
--------------------------------------------------------------------------------
  Managing Your Investment                                         11
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                       12
--------------------------------------------------------------------------------
  More About The Funds                                             13
--------------------------------------------------------------------------------
  Financial Highlights                                             15
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                       Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of the First American Mid Cap and Small Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.



AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                                                               1
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Fund Summaries
MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.


Foreign Security Risk

Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               2
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Fund Summaries
MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

10.84%    55.02%
------------------
1998      1999


Best Quarter:    Quarter ending     December 31, 1999        47.87%
Worst Quarter:   Quarter ending     September 30, 1998      (19.31)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                      Since
AS OF 12/31/99(1)                                Date     One Year     Inception
--------------------------------------------------------------------------------
Mid Cap Growth Fund                           2/18/97       55.02%        29.01%
--------------------------------------------------------------------------------
Russell Midcap Index(2)                                     18.23%        18.59%
--------------------------------------------------------------------------------


(1) On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(2) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The since inception performance of the index is calculated from 2/28/97.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.26%
 TOTAL                                                                     0.96%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.07)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.89%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   98
   3 years                                                                $  306
   5 years                                                                $  531
  10 years                                                                $1,178



                                                                               3
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Fund Summaries
MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.


In selecting stocks, the fund's advisor invests in securities it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               4
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Fund Summaries
MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

20.30%     32.34%     24.53%   -12.96%    -6.00%
------------------------------------------------
1995       1996       1997      1998       1999

Best Quarter:    Quarter ending     June 30, 1997            17.97%
Worst Quarter:   Quarter ending     September 30, 1998      (30.80)%


AVERAGE ANNUAL TOTAL RETURNS    Inception                                  Since
AS OF 12/31/99                       Date   One Year    Five Years     Inception
--------------------------------------------------------------------------------
Mid Cap Value Fund                 2/4/94     (6.00)%       10.16%         9.01%
--------------------------------------------------------------------------------
Russell Midcap Index(1)                       18.23%        21.86%        17.76%
--------------------------------------------------------------------------------


(1) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of investable U.S. equity markets. The since inception performance of the index is calculated from 2/28/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.23%
 TOTAL                                                                     0.93%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.03)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.90%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   95
   3 years                                                                $  296
   5 years                                                                $  515
  10 years                                                                $1,143



                                                                               5
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Fund Summaries
SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.


Foreign Security Risk

Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class Y shares were first offered in 1998, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               6
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Fund Summaries
SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

67.21%
---------
1999


Best Quarter:    Quarter ending     December 31, 1999        51.50%
Worst Quarter:   Quarter ending     September 30, 1998      (22.14)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                      Since
AS OF 12/31/99                                   Date     One Year     Inception
--------------------------------------------------------------------------------
Small Cap Growth Fund                         7/31/98       67.21%        51.08%
--------------------------------------------------------------------------------
Russell 2000 Index(1)                                       21.26%        15.43%
--------------------------------------------------------------------------------


(1) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance for the index is calculated from 7/31/98.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.21%
 TOTAL                                                                     0.91%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.01)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.90%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   93
   3 years                                                                $  290
   5 years                                                                $  504
  10 years                                                                $1,120



                                                                               7
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Fund Summaries
SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.


In selecting stocks, the fund's advisor invests in securities it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.


Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               8
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Fund Summaries
SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]


-13.26%   61.17%   26.81%   22.80%    0.01%   47.33%    20.36%     20.37%    -8.26%    6.24%
-------------------------------------------------------------------------------------------
1990      1991     1992     1993      1994    1995      1996       1997      1998      1999

Best Quarter:    Quarter ending     March 31, 1991           33.25%
Worst Quarter:   Quarter ending     September 30, 1998      (23.17)%

AVERAGE ANNUAL TOTAL RETURNS    Inception                                    Ten
AS OF 12/31/99(1)                    Date   One Year   Five Years          Years
--------------------------------------------------------------------------------
Small Cap Value Fund               1/1/88      6.24%       15.78%         16.31%
--------------------------------------------------------------------------------
Russell 2000 Index(2)                         21.26%       16.69%         13.40%
--------------------------------------------------------------------------------

(1) Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of Small Cap Value Fund. Performance is adjusted to reflect Small Cap Value Fund's Class A share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.


(2) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance for the index is calculated from 8/31/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.19%
 TOTAL                                                                     0.89%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                   0.00%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    0.89%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   91
   3 years                                                                $  284
   5 years                                                                $  493
  10 years                                                                $1,096



                                                                               9
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Policies & Services
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.


There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.



--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.


To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


                                                                              10
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

Statements and Confirmations
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from Mid Cap Growth Fund and Mid Cap Value Fund net investment income are declared and paid monthly. Dividends from Small Cap Growth Fund and Small Cap Value Fund net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

Taxes on Transactions
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                                                              11
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                        0.63%

MID CAP VALUE FUND                                                         0.67%

SMALL CAP GROWTH FUND                                                      0.69%

SMALL CAP VALUE FUND                                                       0.70%
--------------------------------------------------------------------------------

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.


ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.


SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.


SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management
Each fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                              12
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments, and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.


Portfolio Turnover

Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. For the fiscal year ended September 30, 1999, Mid Cap Value Fund and Small Cap Growth Fund had portfolio turnover rates in excess of 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Market Risk
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

Sector Risk
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

Company Risk
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.


Risks of Small-Cap Stocks
Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.



                                                                              13
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED


Risks of Mid-Cap Stocks
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.


Foreign Security Risk

Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


Risks of Active Management
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.


                                                                              14
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's Class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.


The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.


MID CAP GROWTH FUND(1)


                                                                  Fiscal year ended   Fiscal year ended   Fiscal year ended
                                                                    September 30,       September 30,       September 30,
                                                                         1999                1998               1997(2)
-------------------------------------------------------------     -----------------   -----------------   -----------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $ 11.87             $ 15.29             $ 12.54
                                                                        -------             -------             -------
Investment Operations:
 Net Investment Loss                                                      (0.03)              (0.04)              (0.01)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                           3.41               (1.82)               2.76
                                                                        -------             -------             -------
 Total From Investment Operations                                          3.38               (1.86)               2.75
                                                                        -------             -------             -------
Less Distributions:
 Dividends (from Net Investment Income)                                      --                  --                  --
 Distributions (from Capital Gains)                                       (2.26)              (1.56)                 --
                                                                        -------             -------             -------
 Total Distributions                                                      (2.26)              (1.56)                 --
                                                                        -------             -------             -------
Net Asset Value, End of Period                                          $ 12.99             $ 11.87             $ 15.29
                                                                        =======             =======             =======
Total Return                                                              31.97%             (12.79)%             21.93%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                        $211,527             $73,356             $59,393
Ratio of Expenses to Average Net Assets                                    0.89%               0.87%               0.87%(3)
Ratio of Net Loss to Average Net Assets                                   (0.25)%             (0.27)%             (0.16)%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)                0.96%               0.87%               0.87%(3)
Ratio of Net Loss to Average Net Assets (excluding waivers)               (0.32)%             (0.27)%             (0.16)%(3)
Portfolio Turnover Rate                                                      94%                 39%                 51%
-------------------------------------------------------------           -------             -------             -------


(1) The financial highlights for Mid Cap Growth Fund include the historical financial highlights of Piper Emerging Growth Fund Class Y shares. The assets of Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund effective August 7, 1998.

(2) Class Y shares of Piper Emerging Growth Fund were offered beginning February 18, 1997.

(3) Annualized.


                                                                              15
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MID CAP VALUE FUND


                                                                                Fiscal year ended September 30,
                                                                    1999         1998         1997         1996         1995
---------------------------------------------------------------   --------     --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  15.05     $  24.21     $  20.43     $  17.89     $  17.30
                                                                  --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                                0.12         0.14         0.16         0.25         0.38
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      1.30        (6.43)        6.98         3.95         1.61
                                                                  --------     --------     --------     --------     --------
 Total From Investment Operations                                     1.42        (6.29)        7.14         4.20         1.99
                                                                  --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.13)       (0.13)       (0.16)       (0.24)       (0.38)
 Distributions (from Capital Gains)                                  (3.35)       (2.74)       (3.20)       (1.42)       (1.02)
                                                                  --------     --------     --------     --------     --------
 Total Distributions                                                 (3.48)       (2.87)       (3.36)       (1.66)       (1.40)
                                                                  --------     --------     --------     --------     --------
Net Asset Value, End of Period                                    $  12.99     $  15.05     $  24.21     $  20.43     $  17.89
                                                                  ========     ========     ========     ========     ========
Total Return                                                          8.47%      (28.65)%      40.25%       25.61%       12.84%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $304,492     $418,041     $509,308     $247,828     $201,786
Ratio of Expenses to Average Net Assets                               0.90%        0.89%        0.89%        0.88%        0.88%
Ratio of Net Income to Average Net Assets                             0.89%        0.69%        0.82%        1.35%        2.30%
Ratio of Expenses to Average Net Assets (excluding waivers)           0.93%        0.89%        0.90%        0.88%        0.95%
Ratio of Net Income to Average Net Assets (excluding waivers)         0.86%        0.69%        0.81%        1.35%        2.23%
Portfolio Turnover Rate                                                121%         135%          82%         143%          72%
---------------------------------------------------------------   --------     --------     --------     --------     --------


SMALL CAP GROWTH FUND


                                                                    Fiscal year ended     Fiscal year ended
                                                                   September 30, 1999   September 30, 1998(1)
-------------------------------------------------------------      ------------------   ---------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $  11.98             $  14.29
                                                                        --------             --------
Investment Operations:
 Net Investment Income                                                     (0.02)                  --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                            4.98                (2.31)
                                                                        --------             --------
 Total From Investment Operations                                           4.96                (2.31)
                                                                        --------             --------
Less Distributions:
 Dividends (from Net Investment Income)                                       --                   --
 Distributions (from Capital Gains)                                        (0.02)                  --
                                                                        --------             --------
 Total Distributions                                                       (0.02)                  --
                                                                        --------             --------
Net Asset Value, End of Period                                          $  16.92             $  11.98
                                                                        ========             ========
Total Return                                                               41.42%              (16.17)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $248,679             $113,874
Ratio of Expenses to Average Net Assets                                     0.90%                0.90%(2)
Ratio of Net Loss to Average Net Assets                                    (0.16)%              (0.20)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                 0.91%                0.90%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)                (0.17)%              (0.20)%(2)
Portfolio Turnover Rate                                                      110%                  92%
-------------------------------------------------------------           --------             --------


(1) Class Y shares have been offered since July 31, 1998.

(2) Annualized.


                                                                              16
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP VALUE FUND(1)


                                                   Fiscal Year      Ten months   Four Months
                                                      Ended           ended         ended
                                                  September 30,   September 30,  November 30,        Fiscal year ended July 31,
                                                       1999            1998          1997         1997       1996        1995(3)
------------------------------------------------  -------------   -------------  ------------    -------    --------    --------
PER SHARE DATA
Net Asset Value, Beginning of Period                $  13.60      $  18.23          $  17.87     $  13.96   $  13.26    $  10.00
                                                    --------      --------          --------     --------   --------    --------
Investment Operations:
 Net Investment Income (Loss)                           0.01          0.06             (0.01)        0.04       0.06        0.13
 Net Gains (Losses) on Investments
  (both realized and unrealized)                        1.50         (3.38)             0.37         5.43       1.81        3.30
                                                    --------      --------          --------     --------   --------    --------
 Total From Investment Operations                       1.51         (3.32)             0.36         5.47       1.87        3.43
                                                    --------      --------          --------     --------   --------    --------
Less Distributions:
 Dividends (from Net Investment Income)                (0.02)        (0.04)               --        (0.04)     (0.06)      (0.12)
 Distributions (from Capital Gains)                    (1.11)        (1.27)               --        (1.52)     (1.11)      (0.05)
                                                    --------      --------          --------     --------   --------    --------
 Total Distributions                                   (1.13)        (1.31)               --        (1.56)     (1.17)      (0.17)
                                                    --------      --------          --------     --------   --------    --------
Net Asset Value, End of Period                         13.98      $  13.60          $  18.23     $  17.87   $  13.96    $  13.26
                                                    ========      ========          ========     ========   ========    ========
Total Return                                           11.36        (19.31)%            2.01%       41.96%     14.94%      34.76%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $319,752      $367,035          $461,046     $449,988   $297,793    $209,626
Ratio of Expenses to Average Net Assets                 0.89%         0.88%(2)          1.06%(2)     1.06%      1.08%       0.60%(2)
Ratio of Net Income (Loss) to Average Net Assets        0.08%         0.40%(2)         (0.06)%(2)    0.25%      0.41%       1.20%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    0.89%         0.88%(2)          1.06%(2)     1.06%      1.08%       1.17%(2)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                    0.08%         0.40%(2)      (0.06)%(2)       0.25%      0.41%       0.63%(2)
Portfolio Turnover Rate                                   44%           21%                3%          29%        34%         37%
-------------------------------------------------   --------      --------          --------     --------   --------    --------


(1) The financial highlights for Small Cap Value Fund include the historical financial highlights of the Qualivest Small Companies Value Fund (Class Y shares). The assets of the Qualivest Small Companies Value Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, Class Y shares of the Qualivest Small Companies Value Fund were exchanged for Class Y shares of Small Cap Value Fund.

(2) Annualized.


(3) Class Y shares have been offered since August 1, 1994.



                                                                              17
PROSPECTUS - First American Mid Cap and Small Cap Funds
             Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

1/2000 3017-99

SEC file number: 811-05309


FAIF2200Y


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

JANUARY 31, 2000
AS SUPPLEMENTED
FEBRUARY 1, 2000



ASSET CLASSES


 *   EQUITY FUNDS

 *   FUNDS OF FUNDS

 *   BOND FUNDS

(*)  TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS



PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.



FIRST AMERICAN

INTERMEDIATE
    TAX FREE
        FUNDS


CLASS A SHARES

CALIFORNIA INTERMEDIATE TAX FREE FUND
COLORADO INTERMEDIATE TAX FREE FUND
INTERMEDIATE TAX FREE FUND
MINNESOTA INTERMEDIATE TAX FREE FUND
OREGON INTERMEDIATE TAX FREE FUND

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS



FUND SUMMARIES
--------------------------------------------------------------------------------
  California Intermediate Tax Free Fund                              2
--------------------------------------------------------------------------------
  Colorado Intermediate Tax Free Fund                                5
--------------------------------------------------------------------------------
  Intermediate Tax Free Fund                                         8
--------------------------------------------------------------------------------
  Minnesota Intermediate Tax Free Fund                              10
--------------------------------------------------------------------------------
  Oregon Intermediate Tax Free Fund                                 13
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                                     16
--------------------------------------------------------------------------------
  Selling Shares                                                    18
--------------------------------------------------------------------------------
  Managing Your Investment                                          19
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                        21
--------------------------------------------------------------------------------
  More About The Funds                                              22
--------------------------------------------------------------------------------
  Financial Highlights                                              24
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                        Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of the First American Intermediate Tax Free Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                                                               1
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
CALIFORNIA INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE


California Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and California income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

* "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.


* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.


--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non- appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification

The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund.


                                                                               2
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
CALIFORNIA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               3
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
CALIFORNIA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

 5.82%    -0.90%
----------------
 1998      1999


Best Quarter:    Quarter ending    September 30, 1998      3.77%
Worst Quarter:   Quarter ending    June 30, 1999          (1.86)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception                     Since
AS OF 12/31/99                                        Date    One Year     Inception
------------------------------------------------------------------------------------
California Intermediate Tax Free Fund               8/8/97     (3.36)%         2.11%
------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)                 (0.14)%         3.98%
------------------------------------------------------------------------------------

(1) The fund has previously presented the performance history of an unregistered predecessor common trust fund for periods prior to the fund's registration under the Investment Company Act of 1940 on 8/8/97. The fund has determined that, going forward, it will present performance information only for periods subsequent to the fund's registration.

(2) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 8/31/97.



--------------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-------------------------------------------------------------   ------------
SHAREHOLDER FEES                                                CLASS A
-------------------------------------------------------------   ------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                         2.50%(2)
 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500               $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------   ------------
 Management Fees                                                  0.70%
 Distribution and Service (12b-1) Fees                            0.25%
 Other Expenses                                                   0.22%
 TOTAL                                                            1.17%
-------------------------------------------------------------   ------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                    (0.47)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.70%


THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


   1 year                                                                 $  366
   3 years                                                                $  612
   5 years                                                                $  878
  10 years                                                                $1,635


                                                                               4
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
COLORADO INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE


Colorado Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

* "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.


* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.


--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non- appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
Because the fund invests primarily in municipal securities issued by the state of Colorado and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

                                                                               5
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
COLORADO INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               6
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
COLORADO INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR


[BAR CHART]

12.33%     3.86%     7.07%     5.44%    -1.58%
----------------------------------------------
 1995      1996      1997      1998      1999


Best Quarter:      Quarter ending     March 31, 1995       5.18%
Worst Quarter:     Quarter ending     June 30, 1999       (1.85)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception                                    Since
AS OF 12/31/99                                        Date    One Year    Five Years      Inception
---------------------------------------------------------------------------------------------------
Colorado Intermediate Tax Free Fund                 4/4/94     (4.08)%         4.78%          4.66%
---------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(1)                 (0.14)%         6.36%          5.65%
---------------------------------------------------------------------------------------------------


(1) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 4/30/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)


----------------------------------------------------   ------------
SHAREHOLDER FEES                                       CLASS A
----------------------------------------------------   ------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                2.50%(2)
 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500       $ 25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------   ------------
 Management Fees                                         0.70%
 Distribution and Service (12b-1) Fees                   0.25%
 Other Expenses                                          0.20%
 TOTAL                                                   1.15%
----------------------------------------------------   ------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                    (0.45)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.70%


THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


   1 year                                                                 $  364
   3 years                                                                $  606
   5 years                                                                $  867
  10 years                                                                $1,613


                                                                               7
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

* "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.


* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               8
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

5.54%   8.44%   6.49%   8.20%   -2.95%  12.89%  3.72%   6.79%   5.38%   -1.46%
------------------------------------------------------------------------------
1990    1991    1992    1993     1994   1995    1996    1997    1998     1999

Best Quarter:      Quarter ending     March 31, 1995       5.10%
Worst Quarter:     Quarter ending     March 31, 1994      (4.10)%


AVERAGE ANNUAL TOTAL RETURNS            Inception
AS OF 12/31/99                               Date   One Year    Five Years      Ten Years
-----------------------------------------------------------------------------------------
Intermediate Tax Free Fund               12/22/87    (3.93)%         4.83%          4.94%
-----------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(1)                (0.14)%         6.36%          6.60%
-----------------------------------------------------------------------------------------
Lehman Brothers 7-Year G.O. Index(2)                 (0.17)%         6.50%          6.56%
-----------------------------------------------------------------------------------------


(1) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. Previously, the fund used the Lehman 7-Year G.O. Index as a benchmark. Going forward, the fund will use the Lehman 7-Year Municipal Bond Index as a comparison, because it is better suited to the fund's investment strategies.

(2) An unmanaged index comprised of fixed rate, investment grade, general obligation tax-exempt bonds with maturities between six and eight years.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)


----------------------------------------------------   ------------
SHAREHOLDER FEES                                       CLASS A
----------------------------------------------------   ------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                2.50%(2)
 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500      $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------   ------------
 Management Fees                                         0.70%
 Distribution and Service (12b-1) Fees                   0.25%
 Other Expenses                                          0.17%
 TOTAL                                                   1.12%
----------------------------------------------------   ------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                    (0.42)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.70%


THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579


                                                                               9
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
MINNESOTA INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE


Minnesota Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in:

* "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.


* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.


--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non- appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
Because the fund invests primarily in municipal securities issued by the state of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

                                                                              10
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
MINNESOTA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                              11
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
MINNESOTA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

12.67%     3.82%     6.74%     5.34%    -1.26%
----------------------------------------------
 1995      1996      1997      1998      1999


Best Quarter:      Quarter ending     March 31, 1995       5.30%
Worst Quarter:     Quarter ending     June 30, 1999       (1.62)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception                                    Since
AS OF 12/31/99                                        Date    One Year    Five Years      Inception
---------------------------------------------------------------------------------------------------
Minnesota Intermediate Tax Free Fund               2/25/94     (3.72)%         4.84%          3.64%
---------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(1)                 (0.14)%         6.36%          5.13%
---------------------------------------------------------------------------------------------------


(1) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 2/28/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)


----------------------------------------------------   ------------
SHAREHOLDER FEES                                       CLASS A
----------------------------------------------------   ------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                2.50%(2)
 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500      $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------   ------------
 Management Fees                                         0.70%
 Distribution and Service (12b-1) Fees                   0.25%
 Other Expenses                                          0.17%
 TOTAL                                                   1.12%
----------------------------------------------------   ------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                    (0.42)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.70%


THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579


                                                                              12

PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
OREGON INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE


Oregon Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.


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MAIN INVESTMENT STRATEGIES


Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Oregon ncome tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

* "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.


* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.


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MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non- appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
Because the fund invests primarily in municipal securities issued by the state of Oregon and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

                                                                              13
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
OREGON INTERMEDIATE TAX FREE FUND CONTINUED

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FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.


Information in the bar chart and the table is for the fund's Class Y shares, which are offered through another prospectus. Information for Class A shares is not presented because those shares have not been offered for a full calendar year. The Class A and Class Y shares will have substantially similar returns, because they are invested in the same portfolio of securities. However, Class A share returns will be lower because these shares have higher expenses.


Both the chart and the table assume that all distributions have been reinvested.

                                                                              14
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Fund Summaries
OREGON INTERMEDIATE TAX FREE FUND CONTINUED

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FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]


7.63%   9.89%    7.19%    8.96%    -2.66%    11.27%    3.31%    7.06%     5.36%    -1.50%
-----------------------------------------------------------------------------------------
1990    1991     1992     1993     1994      1995      1996     1997      1998      1999

Best Quarter:    Quarter ending    December 31, 1990       4.49%
Worst Quarter:   Quarter ending    March 31, 1994         (3.41)%

AVERAGE ANNUAL TOTAL RETURNS(1)                        One        Five          Ten
AS OF 12/31/99                                        Year       Years        Years
-----------------------------------------------------------------------------------
Oregon Intermediate Tax Free Fund (Class Y)(1)     (1.50)%       5.01%        5.56%
-----------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)     (0.14)%       6.36%        6.60%
-----------------------------------------------------------------------------------

(1) Performance prior to 8/8/97 is that of Oregon Municipal Bond Trust Fund, a predecessor common trust fund. On 8/8/97, substantially all of the assets of Oregon Municipal Bond Trust Fund were transferred into Micro Cap Value Fund. The objectives, policies, and guidelines of the two funds were, in all material respects, identical. Oregon Municipal Bond Trust Fund's performance is adjusted to reflect Oregon Intermediate Tax Free Fund's Class Y share fees and expenses, before any fee waivers. Oregon Municipal Bond Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) Class Y share returns have been adjusted to reflect the 2.50% front-end sales charge imposed on Class A shares. Class Y shares have no sales charges. Class A share inception date is 2/1/99.


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FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)


----------------------------------------------------   ------------
SHAREHOLDER FEES                                       CLASS A
----------------------------------------------------   ------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                2.50%(2)
 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500      $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------   ------------
 Management Fees                                         0.70%
 Distribution and Service (12b-1) Fees                   0.25%
 Other Expenses                                          0.17%
 TOTAL                                                   1.12%
----------------------------------------------------   ------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                    (0.42)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.70%


THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579

                                                                              15
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Policies & Services
BUYING SHARES


You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.


--------------------------------------------------------------------------------
12B-1 FEES

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Class A shares of the funds pay shareholder servicing fees equal, on an annual basis to 0.25% of average daily net assets.


The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's Class A share average daily net assets. However, if an institution sells Class A shares at net asset value and receives a commission on that sale, the institution does not begin to receive its annual fee until one year after the shares are sold. The distributor may pay additional fees to institutions using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.


The distributor is currently waiving its Class A share 12b-1 fee for each fund. Therefore, the distributor will not pay institutions the annual fee referred to above in connection with their sales of Class A shares of the funds.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.


                                                          Maximum
                                Sales Charge          Reallowance
                           As a % of     As a % of      as a % of
                            Offering     Net Asset       Purchase
                               Price         Value          Price
                         -----------   -----------   ------------
Less than  $ 50,000            2.50%         2.56%          2.25%
$ 50,000 - $ 99,999            2.00%         2.04%          1.75%
$100,000 - $249,999            1.50%         1.52%          1.25%
$250,000 - $499,999            1.00%         1.01%          0.75%
$500,000 - $999,999            0.75%         0.76%          0.50%
$1 million and over            0.00%         0.00%          0.00%

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REDUCING YOUR SALES CHARGE

As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:


PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund Class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares by certain other accounts also will be combined to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.


LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. (See "For Investments of Over $1 Million.")

                                                                              16
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Policies & Services
BUYING SHARES CONTINUED

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------

   FOR INVESTMENTS OF OVER $1 MILLION


   There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.


   To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:


   *  redemptions following the death or disability of a shareholder.


   * redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.


By Phone

You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professinal or financial institution for more information.


If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

*  all purchases must be made in U.S. dollars.


* third-party checks, credit cards, credit card checks and cash are not accepted.


* if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

* by having $100 or more ($25 for a retirement plan or an UGMA/UTMA account) automatically withdrawn from your checking account on a periodic basis and invested in fund shares.

* through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.


You may apply for participation in either of these programs through your investment professional or financial institution or by calling 1-800-637-2548.


                                                                              17
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                  Class A Shares

Policies & Services
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone

If you purchased shares through a investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through a investment professsional or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check. The funds reserve the right to limit telephone exchanges to $50,000 per day.


If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

By Mail

To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:

*  Name of the fund

*  Account number

*  Dollar amount or number of shares redeemed

*  Name on the account

*  Signatures of all registered account owners


Signatures on a written request must be guaranteed if:

* you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

* you would like the check mailed to an address other than the address on the funds' records.

*  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS


If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE


If you sell Class A shares, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the transfer agent directly in writing or notify your investment professional or financial institution.


--------------------------------------------------------------------------------

   ACCOUNTS WITH LOW BALANCES


   Except for retirement plans and UGMA/UTMA accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

   * Deduct a $25 annual account maintenance fee, which is intended to allocate the costs of maintaining accounts more equitably among shareholders, or

   * Close your account and send you the proceeds, less any applicable contingent deferred sales charge.

   Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.


                                                                              18
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Policies & Services
MANAGING YOUR INVESTMENT


--------------------------------------------------------------------------------

EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

By Phone

You may exchange shares by calling your investment professional, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.


By Mail
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

Statements and Confirmations
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------

   TELEPHONE TRANSACTIONS


   You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.


   The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

   It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Dividends and Distributions
Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.



                                                                              19
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                  Class A Shares

Policies & Services
MANAGING YOUR INVESTMENT CONTINUED

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions
Each fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Intermediate Tax Free Fund's exempt-interest dividends may be subject to state or local taxes.

Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions of a fund's net capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

Taxes on Transactions
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

California Income Taxation

California Intermediate Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.


Colorado Income Taxation

Dividends paid by Colorado Intermediate Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.


Minnesota Income Taxation

Minnesota Intermediate Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.


Oregon Income Taxation

Dividends paid by Oregon Intermediate Tax Free Fund will be exempt from Oregon income taxes for individuals, trusts, and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.


                                                                              20
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                  Class A Shares

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through
its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:
                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX FREE FUND                                      0.48%

COLORADO INTERMEDIATE TAX FREE FUND                                        0.50%

INTERMEDIATE TAX FREE FUND                                                 0.53%

MINNESOTA INTERMEDIATE TAX FREE FUND                                       0.53%

OREGON INTERMEDIATE TAX FREE FUND                                          0.53%
--------------------------------------------------------------------------------

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402


Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.


ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.


SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.


Portfolio Management
Each fund's investments are managed by a team of persons associated with First American Asset Management.
                                                                              21
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------

OBJECTIVES


The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Investment Approach
In selecting securities for the funds, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification. In the case of Intermediate Tax Free Fund, geographical diversification is also a factor. Fund managers conduct research on potential and current holdings in the funds to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the funds.

Municipal Securities
Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.


The funds may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. Each fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.
See "Risks -- Risks of Municipal Lease Obligations."

Up to 10% of each fund's total assets may be invested in inverse floating rate municipal securities. The values of these securities may be highly volatile as interest rates rise or fall. See "Risks -- Risks of Inverse Floating Rate Securities."


Refunded Bonds
Refunded bonds may have originally been issued as general obligation or revenue bonds, but become refunded when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations.

Temporary Investments
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objective.

Portfolio Turnover
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Interest Rate Risk

Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The funds' investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Risks of Inverse Floating Rate Securities."


                                                                              22
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                  Class A Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

Income Risk
The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk") in lower-yielding securities.

Credit Risk
Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Each fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

Call Risk
Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Political and Economic Risk
The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Inverse Floating Rate Securities
Each fund may invest up to 10% of its total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.

Risks of Municipal Lease Obligations
Each fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

Risks of Active Management
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

                                                                              23
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                  Class A Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A shares of the funds. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.


The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.


CALIFORNIA INTERMEDIATE TAX FREE FUND


                                                                                 Fiscal year ended September 30,
                                                                                 1999          1998         1997(1)
                                                                             -----------   -----------   -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                                           $ 10.37      $ 10.04        $10.00
                                                                               -------      -------        ------
Investment Operations:
 Net Investment Income                                                            0.42         0.43          0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                 (0.46)        0.33          0.04
                                                                               -------      -------        ------
 Total From Investment Operations                                                (0.04)        0.76          0.10
                                                                               -------      -------        ------
Less Distributions:
 Dividends (from Net Investment Income)                                          (0.41)       (0.43)        (0.06)
 Distributions (from Capital Gains)                                              (0.03)          --            --
                                                                               -------      -------        ------
 Total Distributions                                                             (0.44)       (0.43)        (0.06)
                                                                               -------      -------        ------
Net Asset Value, End of Period                                                 $  9.89      $ 10.37        $10.04
                                                                               =======      =======        ======
Total Return                                                                     (0.40)%       7.80%         1.02%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                $ 2,042      $    82        $    1
Ratio of Expenses to Average Net Assets                                           0.70%        0.70%         0.69%(2)
Ratio of Net Investment Income to Average Net Assets                              4.19%        4.22%         4.48%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                       1.17%        1.21%         1.36%(2)
Ratio of Net Investment Income to Average Net Assets (excluding waivers)          3.72%        3.71%         3.81%(2)
Portfolio Turnover Rate                                                              9%          22%            3%
--------------------------------------------------------------------------     -------      --------       ------


(1) The fund commenced operations on August 8, 1997.

(2) Annualized.

                                                                              24
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                   Class A Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

COLORADO INTERMEDIATE TAX FREE FUND



                                                                       Fiscal year ended September 30,
                                                            1999        1998        1997        1996        1995
                                                        ----------- ----------- ----------- ----------- -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                       $10.89      $10.61      $10.42      $10.51      $10.15
                                                           ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                       0.46        0.47        0.48        0.49        0.49
 Net Gains (Losses) on Investments
  (both realized and unrealized)                            (0.55)       0.30        0.24       (0.04)       0.36
                                                           ------      ------      ------      ------      ------
 Total From Investment Operations                           (0.09)       0.77        0.72        0.45        0.85
                                                           ------      ------      ------      ------      ------
Less Distributions:
 Dividends (from Net Investment Income)                     (0.46)      (0.47)      (0.48)      (0.49)      (0.49)
 Distributions (from Capital Gains)                         (0.02)      (0.02)      (0.05)      (0.05)         --
                                                           ------      ------      ------      ------      ------
 Total Distributions                                        (0.48)      (0.49)      (0.53)      (0.54)      (0.49)
                                                           ------      ------      ------      ------      ------
Net Asset Value, End of Period                             $10.32      $10.89      $10.61      $10.42      $10.51
                                                           ======      ======      ======      ======      ======
Total Return                                                (0.88)%      7.43%       7.11%       4.39%       8.57%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                            $4,733      $4,301      $4,187      $2,861      $2,189
Ratio of Expenses to Average Net Assets                      0.70%       0.70%       0.70%       0.70%       0.70%
Ratio of Net Investment Income to Average Net Assets         4.32%       4.43%       4.55%       4.69%       4.83%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                    1.15%       1.17%       1.16%       1.18%       1.27%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                         3.87%       3.96%       4.09%       4.21%       4.26%
Portfolio Turnover Rate                                        33%         19%         11%         20%         19%
-------------------------------------------------------    ------      ------      ------      ------      ------


INTERMEDIATE TAX FREE FUND FUND



                                                                      Fiscal year ended September 30,
                                                           1999        1998        1997        1996        1995
                                                       ----------- ----------- ----------- ----------- -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                       $ 11.05    $ 10.84     $ 10.66     $ 10.72    $ 10.28
                                                           -------    -------     -------     -------    -------
Investment Operations:
 Net Investment Income                                        0.46       0.47        0.47        0.46       0.49
 Net Gains (Losses) on Investments
  (both realized and unrealized)                             (0.55)      0.27        0.24        0.01       0.43
                                                           -------    -------     -------     -------    -------
 Total From Investment Operations                            (0.09)      0.74        0.71        0.47       0.92
                                                           -------    -------     -------     -------    -------
Less Distributions:
 Dividends (from Net Investment Income)                      (0.46)     (0.47)      (0.47)      (0.46)     (0.48)
 Distributions (from Capital Gains)                          (0.05)     (0.06)      (0.06)      (0.07)        --
                                                           -------    -------     -------     -------    -------
 Total Distributions                                         (0.51)     (0.53)      (0.53)      (0.53)     (0.48)
                                                           -------    -------     -------     -------    -------
Net Asset Value, End of Period                             $ 10.45    $ 11.05     $ 10.84     $ 10.66    $ 10.72
                                                           =======    =======     =======     =======    =======
Total Return                                                 (0.78)%     7.04%       6.84%       4.45%      9.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                            $10,713    $ 9,196     $ 3,849     $ 2,618    $   983
Ratio of Expenses to Average Net Assets                       0.70%      0.70%       0.67%       0.66%      0.67%
Ratio of Net Investment Income to Average Net Assets          4.31%      4.31%       4.41%       4.35%      4.71%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                     1.12%      1.11%       1.18%       1.17%      1.30%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                          3.89%      3.90%       3.90%       3.84%      4.08%
Portfolio Turnover Rate                                         23%        27%         66%         53%        68%
-------------------------------------------------------    -------    -------     -------     -------    -------


                                                                              25
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                  Class A Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MINNESOTA INTERMEDIATE TAX FREE FUND



                                                                     Fiscal year ended September 30,
                                                           1999        1998       1997       1996       1995
                                                       ----------- ----------- ---------- ---------- ----------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $ 10.29      $ 10.09    $  9.91    $  9.92    $  9.58
                                                         -------      -------    -------    -------    -------
Investment Operations:
 Net Investment Income                                      0.43         0.43       0.44       0.45       0.46
 Net Gains (Losses) on Investments
  (both realized and unrealized)                           (0.47)        0.24       0.21       0.02       0.33
                                                         -------      -------    -------    -------    -------
 Total From Investment Operations                          (0.04)        0.67       0.65       0.47       0.79
                                                         -------      -------    -------    -------    -------
Less Distributions:
 Dividends (from Net Investment Income)                    (0.43)       (0.43)     (0.44)     (0.45)     (0.45)
 Distributions (from Capital Gains)                        (0.03)       (0.04)     (0.03)     (0.03)        --
                                                         -------      -------    -------    -------    -------
 Total Distributions                                       (0.46)       (0.47)     (0.47)     (0.48)     (0.45)
                                                         -------      -------    -------    -------    -------
Net Asset Value, End of Period                           $  9.79      $ 10.29    $ 10.09    $  9.91    $  9.92
                                                         =======      =======    =======    =======    =======
Total Return                                               (0.43)%       6.80%      6.72%      4.80%      8.46%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $14,629      $10,330    $ 7,453    $ 3,916    $ 2,219
Ratio of Expenses to Average Net Assets                     0.70%        0.70%      0.70%      0.70%      0.70%
Ratio of Net Investment Income to Average Net Assets        4.30%        4.30%      4.49%      4.52%      4.74%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   1.12%        1.11%      1.15%      1.18%      1.25%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                        3.88%        3.89%      4.04%      4.04%      4.19%
Portfolio Turnover Rate                                       12%          24%        20%        19%        38%
-------------------------------------------------------  -------      -------    -------    -------    -------


OREGON INTERMEDIATE TAX FREE FUND



                                                                            Fiscal year ended
                                                                              September 30,
                                                                                  1999(1)
                                                                                -----------
PER SHARE DATA
Net Asset Value, Beginning of Period                                              $ 10.23
                                                                                  -------
Investment Operations:
 Net Investment Income                                                               0.29
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                   ( 0.51)
                                                                                  -------
 Total From Investment Operations                                                  ( 0.22)
                                                                                  -------
Less Distributions:
 Dividends (from Net Investment Income)                                            ( 0.29)
 Distributions (from Capital Gains)                                                    --
                                                                                  -------
 Total Distributions                                                               ( 0.29)
                                                                                  -------
Net Asset Value, End of Period                                                    $  9.72
                                                                                  =======
Total Return                                                                       ( 2.22)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                  $  2,005
Ratio of Expenses to Average Net Assets                                              0.70%(2)
Ratio of Net Investment Income to Average Net Assets                                 4.37%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                          1.12%(2)
Ratio of Net Investment Income to Average Net Assets (excluding waivers)             3.95%(2)
Portfolio Turnover Rate                                                                13%
--------------------------------------------------------------------------       ----------

(1) Class A Shares have been offered since February 1, 1999.

(2) Annualized.


                                                                              26
PROSPECTUS - First American Intermediate Tax Free Bond Funds
                  Class A Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.


First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.


1/2000 3017-99

SEC file number: 811-05309


FAIF10026R


[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

JANUARY 31, 2000
AS SUPPLEMENTED
FEBRUARY 1, 2000



ASSET CLASSES

 *   EQUITY FUNDS

 *   FUNDS OF FUNDS

 *   BOND FUNDS

(*)  TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN

INTERMEDIATE
    TAX FREE
       FUNDS


CLASS Y SHARES

CALIFORNIA INTERMEDIATE TAX FREE FUND
COLORADO INTERMEDIATE TAX FREE FUND
INTERMEDIATE TAX FREE FUND
MINNESOTA INTERMEDIATE TAX FREE FUND
OREGON INTERMEDIATE TAX FREE FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  California Intermediate Tax Free Fund                            2
--------------------------------------------------------------------------------
  Colorado Intermediate Tax Free Fund                              4
--------------------------------------------------------------------------------
  Intermediate Tax Free Fund                                       6
--------------------------------------------------------------------------------
  Minnesota Intermediate Tax Free Fund                             8
--------------------------------------------------------------------------------
  Oregon Intermediate Tax Free Fund                               10
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                       12
--------------------------------------------------------------------------------
  Managing Your Investment                                        13
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                      15
--------------------------------------------------------------------------------
  More About The Funds                                            16
--------------------------------------------------------------------------------
  Financial Highlights                                            18
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION

This section of the prospectus describes the objectives of the First American Intermediate Tax Free Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                                                               1
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
CALIFORNIA INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
California Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and California income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

* "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.


* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.


--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification

The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund.



--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               2
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
CALIFORNIA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]

5.93%     -0.80%
----------------
1998       1999


Best Quarter:    Quarter ending    September 30, 1998      3.67%
Worst Quarter:   Quarter ending    June 30, 1999          (1.76)%

AVERAGE ANNUAL TOTAL RETURNS(1)                Inception                  Since
AS OF 12/31/99                                      Date    One Year  Inception
-------------------------------------------------------------------------------
California Intermediate Tax Free Fund             8/8/97     (0.80)%      3.25%
-------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)               (0.14)%      3.98%
-------------------------------------------------------------------------------

(1) The fund has previously presented the performance history of an unregistered predecessor common trust fund for periods prior to the fund's registration under the Investment Company Act of 1940 on 8/8/97. The fund has determined that, going forward, it will present performance information only for periods subsequent to the fund's registration.

(2) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 8/31/97.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.70%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.22%
 TOTAL                                                                    0.92%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.22)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.70%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                             $   94
   3 years                                                            $  293
   5 years                                                            $  509
  10 years                                                            $1,131


                                                                               3
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
COLORADO INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Colorado Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interst on which is subject to the federal alternative minimum tax. The fund may invest in:

* "general obligations" bonds, which are backed by the full faith, credit and taxing power of the issuer.


* "revenue" bonds, which are payable only from the revenue generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.


* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities.)


The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.



--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:


Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usally greater for longer-term debt securities. Inverse floating rate municipal securitiesmay be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
Because the fund invests primarily in municipal securities issued by the state of Colorado and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification
The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               4
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
COLORADO INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

12.33%     3.86%     7.07%     5.25%    -1.59%
----------------------------------------------
 1995      1996      1997      1998      1999


Best Quarter:      Quarter ending     March 31, 1995       5.18%
Worst Quarter:     Quarter ending     June 30, 1999       (1.86)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception                                    Since
AS OF 12/31/99                                        Date    One Year    Five Years      Inception
---------------------------------------------------------------------------------------------------
Colorado Intermediate Tax Free Fund                 4/4/94     (1.59)%         5.29%          5.09%
---------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(1)                 (0.14)%         6.36%          5.65%
---------------------------------------------------------------------------------------------------

(1) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 4/30/94.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.20%
 TOTAL                                                                     0.90%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.20)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.70%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   92
   3 years                                                                $  287
   5 years                                                                $  498
  10 years                                                                $1,108



                                                                               5
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

* "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.

* inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.



--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value with interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
The value of municipal securities owned by the fund may be adversely affected by state and local political and economic coniditons and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               6
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

12.79%     3.72%     6.80%     5.39%    -1.46%
----------------------------------------------
 1995      1996      1997      1998      1999


Best Quarter:      Quarter ending     March 31, 1995       5.00%
Worst Quarter:     Quarter ending     June 30, 1999       (1.92)%

AVERAGE ANNUAL TOTAL RETURNS                    Inception                                    Since
AS OF 12/31/99                                       Date    One Year    Five Years      Inception
--------------------------------------------------------------------------------------------------
Intermediate Tax Free Fund                         2/4/94     (1.46)%         5.35%          3.87%
--------------------------------------------------------------------------------------------------
Lehman Brother 7-Year Municipal Bond Index(1)                 (0.14)%         6.36%          5.13%
--------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year G.O. Index(2)                          (0.17)%         6.50%          5.21%
--------------------------------------------------------------------------------------------------

(1) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 2/28/94. Previously, the fund used the Lehman 7-Year G.O. Index as a benchmark. Going forward, the fund will use the Lehman 7-Year Municipal Bond Index as a comparison, because it is better suited to the fund's investment strategies.

(2) An unmanaged index comprised of fixed rate, investment grade, general obligation tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 2/28/94.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.17%
 TOTAL                                                                     0.87%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.17)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.70%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   89
   3 years                                                                $  278
   5 years                                                                $  482
  10 years                                                                $1,073



                                                                               7
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
MINNESOTA INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Minnesota Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES


Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in:


* "general obligations" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated bya specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.

* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversifications.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.



--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securites may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
Because the fund invests primarily in municipal securities issued by the state of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification

The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund.



--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               8
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
MINNESOTA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

12.66%     3.51%     6.65%     5.25%    -1.27%
----------------------------------------------
 1995      1996      1997      1998      1999


Best Quarter:      Quarter ending     March 31, 1995       5.19%
Worst Quarter:     Quarter ending     June 30, 1999       (1.62)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception                                    Since
AS OF 12/31/99                                        Date    One Year    Five Years      Inception
---------------------------------------------------------------------------------------------------
Minnesota Intermediate Tax Free Fund               2/25/94     (1.27)%         5.26%          4.03%
---------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(1)                 (0.14)%         6.36%          5.13%
---------------------------------------------------------------------------------------------------

(1) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 2/28/94.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.17%
 TOTAL                                                                     0.87%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.17)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.70%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                 $   89
   3 years                                                                $  278
   5 years                                                                $  482
  10 years                                                                $1,073



                                                                               9
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
OREGON INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE
Oregon Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


* "general obligations" bonds, which are backed by the full faith, credit and taxing power of the issuer.

* "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

*  participation interests in municipal leases.

* zero coupon municipal securities, which pay no cash income to their holders until they mature.

* inverse floating rate municipal securities (up to 10% of the fund's total assets).


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.



--------------------------------------------------------------------------------
MAIN RISKS
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk

Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see the "More About The Funds -- Risks" section.


Income Risk
The fund's income could decline due to falling marketing interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund ivnests may entail greater credit risk than the fund's investments in general obligations bonds.

Call Risk
Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations
Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk
Because the fund invests primarily in municipal securities issued by the state of Oregon and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification

The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund.



--------------------------------------------------------------------------------
FUND PERFORMANCE
Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                              10
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Fund Summaries
OREGON INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR CHART]


7.63%    9.89%    7.19%    8.96%    -2.66%    11.27%    3.31%     7.06%      5.36%    -1.50%
--------------------------------------------------------------------------------------------
1990     1991     1992     1993     1994      1995      1996      1997       1998      1999

Best Quarter:    Quarter ending    December 31, 1990       4.49%
Worst Quarter:   Quarter ending    March 31, 1999         (3.41)%

AVERAGE ANNUAL TOTAL RETURNS                           One        Five           Ten
AS OF 12/31/99(1)                                     Year       Years         Years
------------------------------------------------------------------------------------
Oregon Intermediate Tax Free Fund                    (1.50)%      5.01%        5.56%
------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(2)       (0.14)%      6.36%        6.60%
------------------------------------------------------------------------------------

(1) Performance prior to 8/8/97 is that of Oregon Municipal Bond Trust Fund, a predecessor common trust fund. On 8/8/97, substantially all of the assets of Oregon Municipal Bond Trust Fund were transferred into Micro Cap Value Fund. The objectives, policies, and guidelines of the two funds were, in all respects, identical. Oregon Municipal Bond Trust Fund's performance is adjusted to reflect Oregon Intermediate Tax Free Fund's Class A share fees and expenses, before any fee waivers. Oregon Municipal Bond Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 8/31/97.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None


ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.17%
 TOTAL                                                                     0.87%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.17)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.70%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   89
   3 years                                                                $  278
   5 years                                                                $  482
  10 years                                                                $1,073


                                                                              11
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Policies & Services
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.


There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.



--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.


Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


                                                                              12
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

Statements and Confirmations
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions
Each fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Intermediate Tax Free Fund's exempt-interest dividends may be subject to state or local taxes.

Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

Taxes on Transactions
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                                                              13
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Policies & Services
MANAGING YOUR INVESTMENT CONTINUED

California Income Taxation

California Intermediate Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.


Colorado Income Taxation

Dividends paid by Colorado Intermediate Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.


Minnesota Income Taxation

Minnesota Intermediate Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.


Oregon Income Taxation

Dividends paid by Oregon Intermediate Tax Free Fund will be exempt from Oregon income taxes for individuals, trusts and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.



                                                                              14
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX FREE FUND                                      0.48%

COLORADO INTERMEDIATE TAX FREE FUND                                        0.50%

INTERMEDIATE TAX FREE FUND                                                 0.53%

MINNESOTA INTERMEDIATE TAX FREE FUND                                       0.53%

OREGON INTERMEDIATE TAX FREE FUND                                          0.53%
--------------------------------------------------------------------------------

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.


ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of relative net asset value. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.


SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.


Portfolio Management
Each fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                              15
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES


The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.



--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Investment Approach
In selecting securities for the funds, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification. In the case of Intermediate Tax Free Fund, geographical diversification is also a factor. Fund managers conduct research on potential and current holdings in the funds to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the funds.

Municipal Securities
Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.


The funds may invest in "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. Each fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.
See "Risks -- Risks of Municipal Lease Obligations."

Up to 10% of each fund's total assets may be invested in inverse floating rate municipal securities. The values of these securities may be highly volatile as interest rates rise or fall. See "Risks -- Risks of Inverse Floating Rate Securities."


Refunded Bonds
Refunded bonds may have originally been issued as general obligation or revenue bonds, but become refunded when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations.

Temporary Investments
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objective.

Portfolio Turnover
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

                                                                              16
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Interest Rate Risk

Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The funds' investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Risks of Inverse Floating Rate Securities."


Income Risk
The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk") in lower-yielding securities.

Credit Risk
Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Each fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

Call Risk
Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Political and Economic Risk
The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Inverse Floating Rate Securities
Each fund may invest up to 10% of its total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.

Risks of Municipal Lease Obligations
Each fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

Risks of Active Management
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.


                                                                              17
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of the funds. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's Class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.


The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.


CALIFORNIA INTERMEDIATE TAX FREE FUND


                                                                                  Fiscal year ended September 30,
                                                                                 1999          1998         1997(1)
--------------------------------------------------------------------------      -------       -------       -------
PER SHARE DATA
Net Asset Value, Beginning of Period                                            $ 10.36       $ 10.03       $ 10.00
                                                                                -------       -------       -------
Investment Operations:
 Net Investment Income                                                             0.42          0.43          0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                  (0.45)         0.33          0.03
                                                                                -------       -------       -------
 Total From Investment Operations                                                 (0.03)         0.76          0.09
                                                                                -------       -------       -------
Less Distributions:
 Dividends (from Net Investment Income)                                           (0.41)        (0.43)        (0.06)
 Distributions (from Capital Gains)                                               (0.03)           --            --
                                                                                -------       -------       -------
 Total Distributions                                                              (0.44)        (0.43)        (0.06)
                                                                                -------       -------       -------
Net Asset Value, End of Period                                                  $  9.89       $ 10.36       $ 10.03
                                                                                =======       =======       =======
Total Return                                                                      (0.30)%        7.80%         0.92%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                 $41,469       $37,275       $33,287
Ratio of Expenses to Average Net Assets                                            0.70%         0.70%         0.69%(2)
Ratio of Net Investment Income to Average Net Assets                               4.11%         4.27%         4.14%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                        0.92%         0.96%         1.11%(2)
Ratio of Net Investment Income to Average Net Assets (excluding waivers)           3.89%         4.01%         3.72%(2)
Portfolio Turnover Rate                                                               9%           22%            3%
--------------------------------------------------------------------------      -------       -------       -------


(1) Class Y shares have been offered since August 8, 1997.

(2) Annualized.


                                                                              18
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

COLORADO INTERMEDIATE TAX FREE FUND


                                                                        Fiscal year ended September 30,
                                                             1999        1998        1997        1996        1995
--------------------------------------------------------   -------     -------     -------     -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                       $ 10.88     $ 10.61     $ 10.42     $ 10.51     $ 10.16
                                                           -------     -------     -------     -------     -------
Investment Operations:
 Net Investment Income                                        0.46        0.47        0.48        0.49        0.48
 Net Gains (Losses) on Investments
  (both realized and unrealized)                             (0.57)       0.29        0.24       (0.04)       0.36
                                                           -------     -------     -------     -------     -------
 Total From Investment Operations                            (0.11)       0.76        0.72        0.45        0.84
                                                           -------     -------     -------     -------     -------
Less Distributions:
 Dividends (from Net Investment Income)                      (0.46)      (0.47)      (0.48)      (0.49)      (0.49)
 Distributions (from Capital Gains)                          (0.02)      (0.02)      (0.05)      (0.05)         --
                                                           -------     -------     -------     -------     -------
 Total Distributions                                         (0.48)      (0.49)      (0.53)      (0.54)      (0.49)
                                                           -------     -------     -------     -------     -------
Net Asset Value, End of Period                             $ 10.29     $ 10.88     $ 10.61     $ 10.42     $ 10.51
                                                           =======     =======     =======     =======     =======
Total Return                                                 (1.07)%      7.33%       7.11%       4.39%       8.47%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                            $57,236     $59,631     $54,378     $48,927     $50,071
Ratio of Expenses to Average Net Assets                       0.70%       0.70%       0.70%       0.70%       0.70%
Ratio of Net Investment Income to Average Net Assets          4.31%       4.43%       4.55%       4.69%       4.84%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                     0.90%       0.92%       0.91%       0.93%       1.02%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                          4.11%       4.21%       4.34%       4.46%       4.52%
Portfolio Turnover Rate                                         33%         19%         11%         20%         19%
--------------------------------------------------------   -------     -------     -------     -------     -------


INTERMEDIATE TAX FREE FUND


                                                                          Fiscal year ended September 30,
                                                             1999          1998         1997         1996         1995
-------------------------------------------------------    --------      --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                       $  11.03      $  10.82     $  10.65     $  10.72     $  10.28
                                                           --------      --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                         0.46          0.47         0.47         0.46         0.49
 Net Gains (Losses) on Investments
  (both realized and unrealized)                              (0.55)         0.27         0.23           --         0.43
                                                           --------      --------     --------     --------     --------
 Total From Investment Operations                             (0.09)         0.74         0.70         0.46         0.92
                                                           --------      --------     --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                       (0.46)        (0.47)       (0.47)       (0.46)       (0.48)
 Distributions (from Capital Gains)                           (0.05)        (0.06)       (0.06)       (0.07)          --
                                                           --------      --------     --------     --------     --------
 Total Distributions                                          (0.51)        (0.53)       (0.53)       (0.53)       (0.48)
                                                           --------      --------     --------     --------     --------
Net Asset Value, End of Period                             $  10.43      $  11.03     $  10.82     $  10.65     $  10.72
                                                           ========      ========     ========     ========     ========
Total Return                                                  (0.79)%        7.05%        6.75%        4.35%        9.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                            $442,464      $460,714     $431,000     $ 66,994     $ 46,025
Ratio of Expenses to Average Net Assets                        0.70%         0.70%        0.67%        0.66%        0.67%
Ratio of Net Investment Income to Average Net Assets           4.31%         4.32%        4.40%        4.35%        4.73%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                      0.87%         0.86%        0.93%        0.92%        1.05%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                           4.14%         4.16%        4.14%        4.09%        4.35%
Portfolio Turnover Rate                                          23%           27%          66%          53%          68%
-------------------------------------------------------    --------      --------     --------     --------     --------



                                                                              19
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

MINNESOTA INTERMEDIATE TAX FREE FUND


                                                                                 Fiscal year ended September 30,
                                                                     1999         1998         1997         1996        1995
---------------------------------------------------------------    --------     --------     --------     --------    --------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $  10.26     $  10.06     $   9.91     $   9.92    $   9.59
                                                                   --------     --------     --------     --------    --------
Investment Operations:
 Net Investment Income                                                 0.43         0.43         0.44         0.45        0.45
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                      (0.47)        0.24         0.18         0.02        0.33
                                                                   --------     --------     --------     --------    --------
 Total From Investment Operations                                     (0.04)        0.67         0.62         0.47        0.78
                                                                   --------     --------     --------     --------    --------
Less Distributions:
 Dividends (from Net Investment Income)                               (0.43)       (0.43)       (0.44)       (0.45)      (0.45)
 Distributions (from Capital Gains)                                   (0.03)       (0.04)       (0.03)       (0.03)         --
                                                                   --------     --------     --------     --------    --------
 Total Distributions                                                  (0.46)       (0.47)       (0.47)       (0.48)      (0.45)
                                                                   --------     --------     --------     --------    --------
Net Asset Value, End of Period                                     $   9.76     $  10.26     $  10.06     $   9.91    $   9.92
                                                                   ========     ========     ========     ========    ========
Total Return                                                          (0.44)%       6.82%        6.42%        4.80%       8.34%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $279,776     $317,598     $297,122     $ 93,394    $ 61,693
Ratio of Expenses to Average Net Assets                                0.70%        0.70%        0.70%        0.70%       0.70%
Ratio of Net Income to Average Net Assets                              4.28%        4.30%        4.47%        4.53%       4.76%
Ratio of Expenses to Average Net Assets (excluding waivers)            0.87%        0.86%        0.90%        0.93%       1.00%
Ratio of Net Income to Average Net Assets (excluding waivers)          4.11%        4.14%        4.27%        4.30%       4.46%
Portfolio Turnover Rate                                                  12%          24%          20%          19%         38%
---------------------------------------------------------------    --------     --------     --------     --------    --------


OREGON INTERMEDIATE TAX FREE FUND


                                                                                     Fiscal year ended September 30,
                                                                                  1999            1998          1997(1)
--------------------------------------------------------------------------      --------        --------        --------
PER SHARE DATA
Net Asset Value, Beginning of Period                                            $  10.24        $  10.05        $  10.00
                                                                                --------        --------        --------
Income From Investment Operations:
 Net Investment Income                                                              0.43            0.45            0.07
 Net Gains or Losses on Investments (both realized and unrealized)                 (0.49)           0.21            0.05
                                                                                --------        --------        --------
 Total From Investment Operations                                                  (0.06)           0.66            0.12
                                                                                --------        --------        --------
Less Distributions:
 Dividends (from Net Investment Income)                                            (0.43)          (0.45)          (0.07)
 Distributions (from Capital Gains)                                                (0.03)          (0.02)             --
                                                                                --------        --------        --------
 Total Distributions                                                               (0.46)          (0.47)          (0.07)
                                                                                --------        --------        --------
Net Asset Value, End of Period                                                  $   9.72        $  10.24        $  10.05
                                                                                ========        ========        ========
Total Return                                                                       (0.66)%          6.66%           1.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                 $178,411        $187,383        $182,069
Ratio of Expenses to Average Net Assets                                             0.70%           0.70%           0.70%(2)
Ratio of Net Investment Income to Average Net Assets                                4.30%           4.43%           4.55%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                         0.87%           0.87%           1.09%(2)
Ratio of Net Investment Income to Average Net Assets (excluding waivers)            4.13%           4.26%           4.16%(2)
Portfolio Turnover Rate                                                               13%             20%              4%
--------------------------------------------------------------------------      --------        --------        --------


(1) Class Y shares have been offered since August 8, 1997.

(2) Annualized.

                                                                              20
PROSPECTUS - First American Intermediate Tax Free Bond Funds
             Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.


First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.


1/2000 3017-99

SEC file number: 811-05309


FAIF15026Y


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

JANUARY 31, 2000
AS SUPPLEMENTED
FEBRUARY 1, 2000


ASSET CLASSES

(*)  EQUITY FUNDS
 *   FUNDS OF FUNDS
(*)  BOND FUNDS
 *   TAX FREE BOND FUNDS
 *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN

SMALL CAP
     FUNDS
AND BOND
     FUNDS

CLASS A AND CLASS B SHARES

MICRO CAP VALUE FUND
REGIONAL EQUITY FUND
ADJUSTABLE RATE MORTGAGE SECURITIES FUND
INTERMEDIATE GOVERNMENT BOND FUND


*IMPORTANT FUND MERGER INFORMATION CONTAINED ON INSIDE COVER.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] FIRST AMERICAN FUND
       THE POWER OF DISCIPLINED INVESTING(R)

               Note to Shareholders and Prospective Shareholders
                          First American Fund Mergers

On January 14, 2000, shareholders of Micro Cap Value Fund approved a merger of the fund into Small Cap Value Fund; shareholders of Intermediate Government Bond Fund approved a merger of the fund into Intermediate Term Income Fund.
These mergers are effective February 25, 2000.

Pending shareholder approval, Regional Equity Fund will merge into Small Cap Value Fund and Adjustable Rate Mortgage Securities Fund will merge into Limited Term Income Fund. A shareholder meeting is scheduled for February 4, 2000, for shareholders to vote on these proposed mergers. The effective date of these proposed mergers is February 25, 2000.

Registration Statements on Form N-14, for each of the mergers, were filed with the Securities and Exchange Commission and became effective on November 19, 1999. Proxy materials providing information about the proposed mergers were sent to those shareholders holding shares of the funds as of November 16, 1999.

In recommending each of the mergers to shareholders, the First American Board of Directors determined that combining funds with similar investment objectives may create efficiencies that would lead to a reduction in overall operating expenses for the combined, larger fund. However, the funds do implement different investment strategies to achieve their investment objectives. The similarities and differences between the funds are more fully discussed in the proxy materials.

To receive proxy materials or obtain other information, including additional prospectuses, contact First American Investor Services at 1-800-637-2548.


PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Table of
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Micro Cap Value Fund                                                         2
--------------------------------------------------------------------------------
  Regional Equity Fund                                                         4
--------------------------------------------------------------------------------
  Adjustable Rate Mortgage Securities Fund                                     6
--------------------------------------------------------------------------------
  Intermediate Government Bond Fund                                            8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                                               10
--------------------------------------------------------------------------------
  Selling Shares                                                              13
--------------------------------------------------------------------------------
  Managing Your Investment                                                    14
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                  16
--------------------------------------------------------------------------------
  More About The Funds                                                        17
--------------------------------------------------------------------------------
  Financial Highlights                                                        20
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of certain First American Small Cap and Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.



AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                                                               1
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Fund Summaries
MICRO CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Micro Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Micro Cap Value Fund invests primarily (at least 65% of its total assets) in common stocks of very small capitalization companies, defined as companies that have market capitalizations of less than $500 million at the time of purchase. In selecting stocks, the fund's advisor invests in securities it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:


Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of very small capitalization companies may underperform the market as a whole.


Risks of Micro Cap Stocks
Stocks of very small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE


Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.


The bar chart shows you how performance of the fund's Class A shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               2
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Fund Summaries
MICRO CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


-14.60%   62.34%    28.40%    20.81%    -0.02%    47.36%    20.75%    23.06%    -7.13%    10.24%
------------------------------------------------------------------------------------------------
1990       1991      1992      1993      1994      1995      1996      1997      1998      1999


Best Quarter:    Quarter ending     March 31, 1991           35.79%
Worst Quarter:   Quarter ending     September 30, 1990      (21.58)%



AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/99(1)                One Year  Five Years       Ten Years
--------------------------------------------------------------------------------
Micro Cap Value Fund (Class A)      4.47%       16.28%         16.40%
--------------------------------------------------------------------------------
Russell 2000 Index(2)              21.26%       16.69%         13.40%
--------------------------------------------------------------------------------



(1) Performance prior to 8/8/97 is that of Small Company Value Trust Fund, a predecessor common trust fund. On 8/8/97, substantially all of the assets of Small Company Value Trust Fund were transferred into Micro Cap Value Fund. The objectives, policies, and guidelines of the two funds were, in all material respects, identical. Small Company Value Trust Fund's performance is adjusted to reflect Micro Cap Value Fund's Class A share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.



--------------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                                   CLASS A
---------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                          5.25%(2)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS       0.00%(3)

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
 Management Fees                                                                   0.70%
 Distribution and Service (12b-1) Fees                                             0.25%
 Other Expenses                                                                    0.20%
 TOTAL                                                                             1.15%
------------------------------------------------------------------------------------------------



(1) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
See "Policies & Services -- Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $  636
   3 years                                                                $  871
   5 years                                                                $1,125
  10 years                                                                $1,849

                                                                               3
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Fund Summaries
REGIONAL EQUITY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Regional Equity Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Regional Equity Fund invests primarily (at least 65% of its total assets) in common stocks of small capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. Small capitalization companies are defined as companies that have market capitalizations of less than $1 billion at the time of purchase.

In selecting stocks, the fund's advisor invests in securities it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:


Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small capitalization companies may underperform the market as a whole.


Risks of Small-Cap Stocks
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.



Risks of Regional Concentration
The fund's policy of concentrating its investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE


Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.


The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               4
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Fund Summaries
REGIONAL EQUITY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

21.06%    1.69%     48.73%    13.77%    22.59%    -5.71%    -1.84%
--------------------------------------------------------------------------------
 1993     1994       1995      1996      1997      1998      1999



Best Quarter:    Quarter ending     June 30, 1999            23.99%
Worst Quarter:   Quarter ending     September 30, 1998      (22.49)%



                                                                                Since            Since
AVERAGE ANNUAL TOTAL RETURNS       Inception                                Inception        Inception
AS OF 12/31/99                          Date      One Year  Five Years      (Class A)         (Class B)
--------------------------------------------------------------------------------------------------------
Regional Equity Fund (Class A)      12/14/92       (7.00)%       12.71%         12.60%              N/A
--------------------------------------------------------------------------------------------------------
Regional Equity Fund (Class B)       8/15/94       (6.95)%       12.83%            N/A           12.23%
--------------------------------------------------------------------------------------------------------
Russell 2000 Index(1)                              21.26%        16.69%         14.15%           15.09%
--------------------------------------------------------------------------------------------------------


(1) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 12/31/92 and 8/31/94, respectively, for Class A and Class B shares.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1)


----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A       CLASS B
----------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%(2)      0.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)      5.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                             $   25         $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%         0.70%
 Distribution and Service (12b-1) Fees                                           0.25%         1.00%
 Other Expenses                                                                  0.26%         0.26%
 TOTAL                                                                           1.21%         1.96%
----------------------------------------------------------------------------------------------------



(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:



 Waiver of Fund Expenses                                 (0.06)%         (0.06)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)   1.15%           1.90%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15% AND 1.90%, RESPECTIVELY, FOR CLASS A AND CLASS B SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."


(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price." Fee waivers may be discontinued at any time.


(4) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                           CLASS B                   CLASS B
                               assuming redemption    assuming no redemption
                 CLASS A     at end of each period     at end of each period
--------------------------------------------------------------------------------
   1 year         $  642                    $  699                    $  199
   3 years        $  889                    $1,015                    $  615
   5 years        $1,155                    $1,257                    $1,057
  10 years        $1,914                    $2,091                    $2,091


                                                                               5
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Fund Summaries
ADJUSTABLE RATE MORTGAGE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Adjustable Rate Mortgage Securities Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Adjustable Rate Mortgage Securities Fund invests primarily (at least 65% of its total assets) in adjustable rate mortgage securities (ARMS). ARMS have interest rates that reset periodically in response to changes in the current interest rate environment.

The fund may also invest in other debt securities, including:


* fixed-rate mortgage-backed securities.

* U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

* asset-backed securities.


* corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

Under normal market conditions the fund attempts to maintain an average effective duration for its portfolio securities of zero to four years.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.


--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. One measure of interest rate risk is effective duration, explained under "More About The Funds -- Investment Strategies."

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.


--------------------------------------------------------------------------------
FUND PERFORMANCE


Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               6
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Fund Summaries
ADJUSTABLE RATE MORTGAGE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

8.10%     -6.56%    10.53%    6.76%     6.31%     4.80%     4.22%
--------------------------------------------------------------------------------
1993       1994      1995     1996      1997      1998      1999

Best Quarter:      Quarter ending     March 31, 1995       4.48%
Worst Quarter:     Quarter ending     March 31, 1994      (3.29)%


AVERAGE ANNUAL TOTAL RETURNS                             Inception                                    Since
AS OF 12/31/99(1)                                             Date     One Year     Five Years    Inception
-----------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities Fund (Class A)         1/30/92        1.59%          5.96%        4.53%
-----------------------------------------------------------------------------------------------------------
Lehman Adjustable Rate Mortgage Index(2)                                  4.89%          7.14%        5.79%
-----------------------------------------------------------------------------------------------------------


(1) Performance from 9/1/95 to 7/31/98 is that of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc. -- II. Performance prior to 9/1/95 is that of American Adjustable Rate Term Trust Inc. -- 1998, a closed-end investment company.

(2) An unmanaged index of U.S. agency adjustable rate mortgage securities. The since inception performance of the index is calculated from 1/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1)


SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                    $   25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.35%
 TOTAL                                                                  1.30%
--------------------------------------------------------------------------------



(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:



 Waiver of Fund Expenses                                    (0.50)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.80%

THE DISTRIBUTOR INTENDS TO LIMIT ITS 12b-1 FEE DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."



--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                 $  379
   3 years                                                                $  652
   5 years                                                                $  945
  10 years                                                                $1,779


                                                                               7
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Fund Summaries
INTERMEDIATE GOVERNMENT BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests primarily in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund invests only in securities which generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:


* Farm Credit System Financial Assistance Corporation.

* Federal Home Loan Banks System.

* Student Loan Marketing Association.


* Tennessee Valley Authority.

  Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, the managers determine the allocation of assets between Treasury and agency or instrumentality securities. Finally, fund managers select individual Treasury, agency or instrumentality securities.

  The fund's investments in Treasury, agency and instrumentality securities may include zero coupon securities, adjustable rate securities and U.S. Treasury inflation-indexed securities.

  Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of two to seven years and an average effective duration of one to five years.

  To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained under "More About The Funds -- Investment Strategies."

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Dollar Roll Transactions
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


--------------------------------------------------------------------------------
FUND PERFORMANCE


Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


                                                                               8
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Fund Summaries
INTERMEDIATE GOVERNMENT BOND FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR


8.39%     10.91%    4.54%     5.79%     -1.72%    13.55%    3.82%     6.93%     8.08%     -0.08%
------------------------------------------------------------------------------------------------
1990       1991     1992      1993       1994      1995     1996      1997      1998       1999


Best Quarter:    Quarter ending    September 30, 1998      4.84%
Worst Quarter:   Quarter ending    March 31, 1994         (1.42)%



AVERAGE ANNUAL TOTAL RETURNS            Inception
AS OF 12/31/99                               Date        One Year     Five Years    Ten Years
---------------------------------------------------------------------------------------------
Intermediate Government Bond Fund
(Class A)                                12/22/87           (2.53)%         5.82%        5.66%
Lehman Intermediate U.S. Government
Bond Index(1)                                                0.50%          6.93%        7.10%


(1) An unmanaged index of Treasury securities and other securities issued by the U.S. government or its agencies or instrumentalities, in each case with maturities of one to 10 years.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1)


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                    $   25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.17%
 TOTAL                                                                  1.12%
--------------------------------------------------------------------------------


(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                    (0.42)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.70%



THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."



--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579



                                                                               9
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Policies & Services
BUYING SHARES

--------------------------------------------------------------------------------
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.


--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All funds in this prospectus offer Class A shares. Regional Equity Fund also offers Class B shares. Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

Class A Shares
If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

*  a front-end sales charge, described below.

* lower annual expenses than Class B shares. See "Fund Summaries" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

* orders for Class B shares for $250,000 or more normally will be treated as orders for Class A shares.

* orders for Class B shares by an investor eligible to purchase Class A shares without a front-end sales charge normally will be treated as orders for Class A shares.

Class B Shares
If you want all your money to go to work for you immediately, you may prefer Class B shares. Class B shares have no front-end sales charge, however they do have:

* higher annual expenses than Class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

* a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

* automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                12b-1 fees are equal to:
--------------------------------------------------
Class A shares     0.25% of average daily net assets
Class B shares     1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and the rest is a distribution fee.


The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's Class A and Class B share average daily net assets attributable to shares sold through such institutions. For Class B shares, and for net asset value sales of Class A shares on which the institution receives a commission, the institution does not begin to receive its annual fee until one year after the shares are sold. The distributor may pay additional fees to institutions using the sales charges it receives, in exchange for sales and/or administrative services performed on behalf of the institution's customers.


The distributor is currently waiving its Class A share 12b-1 fee to 0% for Intermediate Government Bond Fund and 0.15% for Adjustable Rate Mortgage Securities Fund. Therefore, the distributor will proportionately reduce the annual fee referred to above that it pays to institutions in connection with their sales of Class a shares of those funds.


--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


                                                                              10
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Policies & Services
BUYING SHARES CONTINUED

Class A Shares

Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.


MICRO CAP VALUE FUND
REGIONAL EQUITY FUND


                                                           Maximum
                                Sales Charge           Reallowance
                           as a % of      as a % of      as a % of
                            Purchase     Net Amount       Purchase
                               Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000            5.25%          5.54%          5.00%
$ 50,000 - $ 99,999            4.25%          4.44%          4.00%
$100,000 - $249,999            3.25%          3.36%          3.00%
$250,000 - $499,999            2.25%          2.30%          2.00%
$500,000 - $999,999            1.75%          1.78%          1.50%
$1 million and over               0%             0%             0%

ADJUSTABLE RATE MORTGAGE SECURITIES FUND
INTERMEDIATE GOVERNMENT BOND FUND

                                                           Maximum
                                Sales Charge           Reallowance
                           as a % of      as a % of      as a % of
                            Offering      Net Asset       Purchase
                               Price          Value          Price
                         -----------   -----------   ------------
Less than  $ 50,000            2.50%          2.56%          2.25%
$ 50,000 - $ 99,999            2.00%          2.04%          1.75%
$100,000 - $249,999            1.50%          1.52%          1.25%
$250,000 - $499,999            1.00%          1.01%          0.75%
$500,000 - $999,999            0.75%          0.76%          0.50%
$1 million and over               0%             0%             0%

Reducing Your Sales Charge
As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value of all other First American fund Class A shares that you hold is $40,000 or more, your current sales charge is reduced. To receive a reduced sales charge, you must notify the funds' transfer agent of your prior purchases. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.


PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds' transfer agent of purchases by any related accounts. This must be done at the time of purchase, either directly to the transfer agent in writing or by notifying your investment professional or financial institution.


LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million.")

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.


FOR INVESTMENTS OF OVER $1 MILLION


There is no initial sales charge on Class A share purchases of $1 millon or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your broker or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.


To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for (i) redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder and
(ii) redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

Class B Shares
Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to brokers and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.


                                                                              11
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Policies & Services
BUYING SHARES CONTINUED

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                           CDSC as a % of the
Year since purchase                                       value of your shares
--------------------------------------------------------------------------------
First                                                             5%
Second                                                            5%
Third                                                             4%
Fourth                                                            3%
Fifth                                                             2%
Sixth                                                             1%
Seventh                                                           0%
Eighth                                                            0%

Your Class B shares will automatically convert to Class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase Class B shares on June 15, 2000, they will convert to Class A shares on June 1, 2008.

The CDSC will be waived for:

* redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

* redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

* redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceeding December 31.


--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

By Phone

You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.


If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:


U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:


First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

*  All purchases must be made in U.S. dollars.

* Third-Party checks, credit cards, credit card checks and cash are not Accepted.

* If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.


--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

* by having $100 or more ($25 for retirement and UGMA/UTMA) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

* through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.


You may apply for participation in either of these programs through your investment professional or financial institution or by calling 1-800-637-2548.



                                                                              12
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Policies & Services
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone

If you purchased shares through a investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through a investment professional or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.


If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

By Mail
To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:

* name of the fund;

* account number;

* dollar amount or number of shares redeemed;

* name on the account; and

* signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

* you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

* you would like the check mailed to an address other than the address on the funds' records.

* your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.


--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS


If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.


--------------------------------------------------------------------------------
REINVESTING AFTER A SALE


If you sell Class A shares, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the transfer agent directly in writing or notify your investment professional or financial institution.


ACCOUNTS WITH LOW BALANCES


Except for retirement plans and UGMA/UTMA accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

   * Deduct a $25 annual account maintenance fee, which is intended to allocate the costs of maintaining accounts more equitably among shareholders, or

   * Close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.



                                                                              13
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------


EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B shares for Class B shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

By Phone

You may exchange shares by calling your investment professional, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.


By Mail
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS

You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

Statements and Confirmations
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


                                                                              14
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Policies & Services
MANAGING YOUR INVESTMENT CONTINUED

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from Micro Cap Value Fund's and Regional Equity Fund's net investment income, if any, are declared and paid quarterly. Dividends from Adjustable Rate Mortgage Securities Fund's and Intermediate Government Bond Fund's net investment income, if any, are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend."

You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Micro Cap Value Fund and Regional Equity Fund expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains. Adjustable Rate Mortgage Securities Fund and Intermediate Government Bond Fund expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of net investment income.


--------------------------------------------------------------------------------
TAXES ON TRANSACTIONS

The sale of fund shares or the exchange of one fund's shares for shares of another fund, will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                                                              15
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.


Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:




                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
MICRO CAP VALUE FUND                                                       0.70%

REGIONAL EQUITY FUND                                                       0.64%

ADJUSTABLE RATE MORTGAGE SECURITIES FUND                                   0.30%

INTERMEDIATE GOVERNMENT BOND FUND                                          0.53%
--------------------------------------------------------------------------------



Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402


Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


Additional Compensation
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES.U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.


ADMINISTRATION SERVICES.U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.


SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.


SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper
Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management
Each fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                              16
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Effective Duration
Adjustable Rate Mortgage Securities Fund and Intermediate Government Bond Fund attempt to maintain the effective duration of their respective portfolio securities within a specified range. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

Temporary Investments
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may result in a lower yield than would be available from investments with a lower quality or longer term, may keep the fund from participating in a market upswing, and may prevent a fund from achieving its investment objectives.

Portfolio Turnover
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.


--------------------------------------------------------------------------------
RISKS


Risk of Active Management
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

Risks of Micro Cap Value Fund and
Regional Equity Fund
The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.


                                                                              17
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF SMALL AND MICRO CAP STOCKS. Stocks of small and very small capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small and micro cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small and very small capitalization companies at the desired time and price.

RISKS OF REGIONAL CONCENTRATION. Regional Equity Fund invests primarily in common stocks of companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. The fund's policy of concentrating its equity investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region. Although the region in which the fund principally invests has a diverse industrial base (including agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base is not as diverse as that of the country as a whole. The fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

FOREIGN SECURITY RISK. Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S.
economy.

Risks of Adjustable Rate Mortgage Securities Fund and Intermediate Government Bond Fund
INTEREST RATE RISK. Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK. The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CREDIT RISK. Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

Each fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

PREPAYMENT RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations


                                                                              18
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll.

Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.


                                                                              19
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A shares of each fund, and Class B shares of Regional Equity Fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.


The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.


MICRO CAP VALUE FUND

                                                                             Fiscal year ended September 30,
CLASS A SHARES                                                            1999          1998            1997(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                    $  7.95        $ 10.96        $ 10.00
                                                                        -------        -------        -------
Investment Operations:
 Net Investment Income                                                       --             --             --
 Net Gains (Losses) on Investments (both realized and unrealized)          0.86          (2.42)          0.96
                                                                        -------        -------        -------
 Total From Investment Operations                                          0.86          (2.42)          0.96
                                                                        -------        -------        -------
Less Distributions:
 Dividends (from Net Investment Income)                                      --             --             --
 Distributions (from Capital Gains)                                       (1.79)         (0.59)            --
                                                                        -------        -------        -------
 Total Distributions                                                      (1.79)         (0.59)            --
                                                                        -------        -------        -------
Net Asset Value, End of Period                                          $  7.02        $  7.95        $ 10.96
                                                                        =======        =======        =======
Total Return                                                              12.05%        (22.77)%         9.60%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $ 1,401        $ 1,110        $    44
Ratio of Expenses to Average Net Assets                                    1.15%          1.13%          1.15%(2)
Ratio of Net Loss to Average Net Assets                                   (0.33)%        (0.09)%        (0.25)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                1.15%          1.13%          1.32%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)               (0.33)%        (0.09)%        (0.42)%(2)
Portfolio Turnover Rate                                                      21%            16%             0%
--------------------------------------------------------------------------------------------------------------


                                                                       Period ended
                                                                       September 24,   Fiscal year ended September 30,
CLASS B SHARES                                                             1999(3)          1998           1997(1)
--------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                      $ 7.84          $  10.95        $ 10.00
                                                                          ------          --------        -------
Investment Operations:
 Net Investment Loss                                                       (0.01)            (0.01)            --
 Net Gains (Losses) on Investments (both realized and unrealized)          (0.74)            (2.51)          0.95
                                                                         -------          --------        -------
 Total From Investment Operations                                          (0.75)            (2.52)          0.95
                                                                         -------          --------        -------
Less Distributions:
 Dividends (from Net Investment Income)                                       --                --             --
 Distributions (from Capital Gains)                                        (1.79)            (0.59)            --
                                                                         -------          --------        -------
 Total Distributions                                                       (1.79)            (0.59)            --
                                                                         -------          --------        -------
Net Asset Value, End of Period                                           $  6.78          $   7.84        $ 10.95
                                                                         =======          ========        =======
Total Return                                                               10.06%           (23.78)%         9.50%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                          $    --          $    206        $    50
Ratio of Expenses to Average Net Assets                                     1.90%(2)          1.88%          1.90%(2)
Ratio of Net Loss to Average Net Assets                                     0.68%(2)         (0.78)%        (1.04)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                 1.90%(2)          1.88%          2.07%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)                 0.68%(2)         (0.78)%        (1.21)%(2)
Portfolio Turnover Rate                                                       21%               16%             0%
--------------------------------------------------------------------------------------------------------------------



(1) Class A shares and Class B shares have been offered since August 9, 1997.


(2) Annualized.


(3) Effective September 24, 1999, all Class B shares were exchanged into Class A shares.


                                                                              20
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

REGIONAL EQUITY FUND




                                                                 Fiscal year ended September 30,
CLASS A SHARES                                                          1999          1998
-----------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 16.68      $   23.12
                                                                      -------      ---------
Investment Operations:
 Net Investment Income                                                  (0.05)            --
 Net Gains (Losses) on Investments (both realized and unrealized)        3.34          (5.49)
                                                                      -------      ---------
 Total From Investment Operations                                        3.29          (5.49)
                                                                      -------      ---------
Less Distributions:
 Dividends (from Net Investment Income)                                    --             --
 Distributions (from Capital Gains)                                     (1.23)         (0.95)
                                                                      -------      ---------
 Total Distributions                                                    (1.23)         (0.95)
                                                                      -------      ---------
Net Asset Value, End of Period                                        $ 18.74      $   16.68
                                                                      =======      =========
Total Return                                                            20.12%        (24.54)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $29,702      $  25,706
Ratio of Expenses to Average Net Assets                                  1.15%          1.15%
Ratio of Net Income (Loss) to Average Net Assets                        (0.26)%        (0.08)%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.21%          1.16%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                    (0.32)%        (0.09)%
Portfolio Turnover Rate                                                    19%            15%
-----------------------------------------------------------------------------------------------


[WIDE TABLE CONTINUED FROM ABOVE]


                                                                      Fiscal year ended September 30,
CLASS A SHARES                                                          1997        1997        1995
-----------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 17.71     $ 17.12     $ 12.52
                                                                      -------     -------     -------
Investment Operations:
 Net Investment Income                                                   0.03        0.04        0.08
 Net Gains (Losses) on Investments (both realized and unrealized)        6.14        1.70        4.90
                                                                      -------     -------     -------
 Total From Investment Operations                                        6.17        1.74        4.98
                                                                      -------     -------     -------
Less Distributions:
 Dividends (from Net Investment Income)                                 (0.07)      (0.04)      (0.06)
 Distributions (from Capital Gains)                                     (0.69)      (1.11)      (0.32)
                                                                      -------     -------     -------
 Total Distributions                                                    (0.76)      (1.15)      (0.38)
                                                                      -------     -------     -------
Net Asset Value, End of Period                                        $ 23.12     $ 17.71     $ 17.12
                                                                      =======     =======     =======
Total Return                                                            36.13%      10.97%      41.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $37,677     $25,325     $14,917
Ratio of Expenses to Average Net Assets                                  1.15%       1.13%       1.05%
Ratio of Net Income (Loss) to Average Net Assets                         0.11%       0.24%       0.58%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.15%       1.15%       1.20%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                     0.11%       0.22%       0.43%
Portfolio Turnover Rate                                                    17%         36%         42%
-----------------------------------------------------------------------------------------------------




                                                                 Fiscal year ended September 30,
CLASS B SHARES                                                          1999          1998
-----------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 16.25      $   22.72
Investment Operations:
 Net Investment Income (Loss)                                           (0.23)         (0.04)
 Net Gains (Losses) on Investments (both realized and unrealized)        3.29          (5.48)
                                                                      -------      ---------
 Total From Investment Operations                                        3.06          (5.52)
                                                                      -------      ---------
Less Distributions:
 Dividends (from Net Investment Income)                                    --             --
 Distributions (from Capital Gains)                                     (1.23)         (0.95)
                                                                      -------      ---------
 Total Distributions                                                    (1.23)         (0.95)
                                                                      -------      ---------
Net Asset Value, End of Period                                        $ 18.08      $   16.25
                                                                      =======      =========
Total Return                                                            19.19%        (25.12)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $20,922      $  29,481
Ratio of Expenses to Average Net Assets                                  1.90%          1.90%
Ratio of Net Loss to Average Net Assets                                 (1.03)%        (0.83)%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.96%          1.91%
Ratio of Net Loss to Average Net Assets (excluding waivers)             (1.09)%        (0.84)%
Portfolio Turnover Rate                                                    19%            15%
-----------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]


                                                                       Fiscal year ended September 30,
CLASS B SHARES                                                         1997         1996         1995
-------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 17.47      $ 16.99     $  12.50
Investment Operations:
 Net Investment Income (Loss)                                           (0.03)       (0.04)        0.04
 Net Gains (Losses) on Investments (both realized and unrealized)        5.97         1.64         4.80
                                                                      -------      -------     --------
 Total From Investment Operations                                        5.94         1.60         4.84
                                                                      -------      -------     --------
Less Distributions:
 Dividends (from Net Investment Income)                                    --        (0.01)       (0.03)
 Distributions (from Capital Gains)                                     (0.69)       (1.11)       (0.32)
                                                                      -------      -------     --------
 Total Distributions                                                    (0.69)       (1.12)       (0.35)
                                                                      -------      -------     --------
Net Asset Value, End of Period                                        $ 22.72      $ 17.47     $  16.99
                                                                      =======      =======     ========
Total Return                                                            35.18%       10.14%       39.98%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $39,683      $27,671     $  7,630
Ratio of Expenses to Average Net Assets                                  1.90%        1.88%        1.84%
Ratio of Net Loss to Average Net Assets                                 (0.65)%      (0.52)%      (0.25)%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.90%        1.90%        1.95%
Ratio of Net Loss to Average Net Assets (excluding waivers)             (0.65)%      (0.54)%      (0.36)%
Portfolio Turnover Rate                                                    17%          36%          42%
-------------------------------------------------------------------------------------------------------



                                                                              21
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

ADJUSTABLE RATE MORTGAGE SECURITIES FUND


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                           1999         1998         1997         1996(3)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA(1)
Net Asset Value, Beginning of Period                                $   8.16      $   8.15      $  8.06       $  8.03
                                                                    --------      --------     --------      --------
Investment Operations:
 Net Investment Income                                                  0.41          0.48         0.47          0.04
 Net Gains (Losses) on investments (both realized and unrealized)      (0.11)           --         0.09          0.03
                                                                    --------      --------     --------      --------
 Total From Investment Operations                                       0.30          0.48         0.56          0.07
                                                                    --------      --------     --------      --------
Less Distributions:
 Dividends (from Net Investment Income)                                (0.41)        (0.47)       (0.47)        (0.04)
                                                                    --------      --------     --------      --------
 Total Distributions                                                   (0.41)        (0.47)       (0.47)        (0.04)
                                                                    --------      --------     --------      --------
Net asset value, End of Period                                      $   8.05       $  8.16      $  8.15       $  8.06
                                                                    ========       =======      =======       =======
Total Return                                                            3.74%         5.56%        7.16%         0.85%

RATIOS/SUPPLEMENTAL DATA(1)
Net Assets, End of Period (000)                                     $100,699      $132,733     $184,697      $262,833
Ratio of Expenses to Average Net Assets                                 0.80%         0.80%        0.81%         0.82%(4)
Ratio of Net Income to Average Net Assets                               4.99%         5.44%        5.84%         5.82%(4)
Ratio of Expenses to Average Net Assets (excluding waivers)             1.30%         0.89%        0.81%         0.82%(4)
Ratio of Net Income to Average Net Assets (excluding waivers)           4.49%         5.35%        5.84%         5.82%(4)
Portfolio Turnover Rate (excluding short-term securities)                 62%           14%          25%            2%
Amount of Borrowings Outstanding at End of Period (000)(2)              N/A          N/A          N/A           N/A
Average Amount of Borrowings Outstanding During the Period (000)(2)     N/A          N/A          N/A           N/A
Average Number of Shares Outstanding During the Period (000)            N/A          N/A          N/A           N/A
Average Per-Share Amount of Borrowings Outstanding
 During the Period (000)(2)                                             N/A          N/A          N/A           N/A
-----------------------------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                        Fiscal year ended
                                                                           August 31,
CLASS A SHARES                                                          1996         1995
-------------------------------------------------------------------------------------------
PER SHARE DATA(1)
Net Asset Value, Beginning of Period                                 $  7.99       $  8.10
                                                                     -------       -------
Investment Operations:
 Net Investment Income                                                  0.49          0.47
 Net Gains (Losses) on investments (both realized and unrealized)       0.01         (0.05)
                                                                     -------       -------
 Total From Investment Operations                                       0.50          0.42
                                                                     -------       -------
Less Distributions:
 Dividends (from Net Investment Income)                                (0.46)        (0.53)
                                                                     -------       -------
 Total Distributions                                                   (0.46)        (0.53)
                                                                     -------       -------
Net asset value, End of Period                                       $  8.03       $  7.99
                                                                     ========      =======
Total Return                                                            6.40%         5.43%

RATIOS/SUPPLEMENTAL DATA(1)
Net Assets, End of Period (000)                                     $269,948      $409,306
Ratio of Expenses to Average Net Assets                                 0.60%         0.63%
Ratio of Net Income to Average Net Assets                               5.74%         5.62%
Ratio of Expenses to Average Net Assets (excluding waivers)             0.60%         0.63%
Ratio of Net Income to Average Net Assets (excluding waivers)           5.74%         5.62%
Portfolio Turnover Rate (excluding short-term securities)                 51%           36%
Amount of Borrowings Outstanding at End of Period (000(2)             N/A           N/A
Average Amount of Borrowings Outstanding During the Period (000)(2)   N/A         $ 57,041
Average Number of Shares Outstanding During the Period (000)          N/A           52,208
Average Per-Share Amount of Borrowings Outstanding
 During the Period (000)(2)                                           N/A         $   1.09
-------------------------------------------------------------------------------------------


(1) The financial highlights for the period from 9/1/95 to 8/3/98 are those of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc. -- II. This predecessor fund was reorganized into the fund as of the close of business on 7/31/98. The financial highlights for periods prior to 9/1/95 are those of American Adjustable Rate Term Trust 1998. On 9/1/95, four closed-end funds, American Adjustable Rate Term Trusts 1996, 1997, 1998 and 1999 (BDJ, CDJ, DDJ and EDJ) were combined to create the Piper fund. DDJ was considered the surviving entity for financial reporting purposes. The per share historical information for periods prior to 9/1/95 has been restated to reflect the impact of additional shares created resulting from the difference in the net asset value per share of DDJ at the time of the merger ($8.71) and the initial net asset value per share of the Piper fund ($8.00).

(2) DDJ was a closed-end investment company and was permitted to enter into borrowings for other than temporary or emergency purposes.

(3) For the one month period ended September 30, 1996.

(4) Annualized.

                                                                              22
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

INTERMEDIATE GOVERNMENT BOND FUND


                                                                                Fiscal year ended September 30,
CLASS A SHARES                                                         1999        1998      1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $  9.68     $ 9.28     $ 9.19     $ 9.29     $ 8.98
                                                                      -------     ------     ------     ------     ------
Investment Operations:
 Net Investment Income                                                   0.50       0.52       0.54       0.54       0.54
 Net Gains (Losses) on Investments (both realized and unrealized)       (0.51)      0.40       0.09      (0.10)      0.31
                                                                      -------     ------     ------     ------     ------
 Total From Investment Operations                                       (0.01)      0.92       0.63       0.44       0.85
                                                                      -------     ------     ------     ------     ------
Less Distributions:
 Dividends (from Net Investment Income)                                 (0.50)     (0.52)     (0.54)     (0.54)     (0.54)
 Distributions (from Capital Gains)                                     (0.01)        --         --         --         --
                                                                      -------     ------    -------    -------     ------
 Total Distributions                                                    (0.51)     (0.52)     (0.54)     (0.54)     (0.54)
                                                                      -------     ------    -------    -------     ------
Net Asset Value, End of Period                                        $  9.16     $ 9.68     $ 9.28     $ 9.19     $ 9.29
                                                                      =======     ======    =======    =======     ======
Total Return                                                            (0.08)%    10.27%      7.06%      4.85%      9.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $ 5,478    $ 4,573    $ 3,525    $ 3,320    $ 2,860
Ratio of Expenses to Average Net Assets                                  0.70%      0.70%      0.70%      0.70%      0.70%
Ratio of Net Income to Average Net Assets                                5.33%      5.58%      5.88%      5.85%      6.10%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.12%      1.12%      1.12%      1.10%      1.22%
Ratio of Net Income to Average Net Assets (excluding waivers)            4.91%      5.16%      5.46%      5.45%      5.58%
Portfolio Turnover Rate                                                    38%        20%        22%        29%        17%
-------------------------------------------------------------------------------------------------------------------------


                                                                              23
PROSPECTUS - First American Small Cap Funds and Bond Funds
                  Class A and Class B Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.


First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.


FAIF-3022-99MR (2/2000) R

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUND
       THE POWER OF DISCIPLINED INVESTING(R)

JANUARY 31, 2000
AS SUPPLEMENTED
FEBRUARY 1, 2000



ASSET CLASSES

(*)  EQUITY FUNDS

 *   FUNDS OF FUNDS

(*)  BOND FUNDS

 *   TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.


FIRST AMERICAN

SMALL CAP
     FUNDS
AND BOND
     FUNDS


CLASS Y SHARES

MICRO CAP VALUE FUND
REGIONAL EQUITY FUND
ADJUSTABLE RATE MORTGAGE SECURITIES FUND
INTERMEDIATE GOVERNMENT BOND FUND

*Important Fund Merger Information Contained on Inside Cover.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO]    FIRST AMERICAN FUNDS(R)
          THE POWER OF DISCIPLINED INVESTING (R)

               Note to Shareholders and Prospective Shareholders
                          First American Fund Mergers

On January 14, 2000, shareholders of Micro Cap Value Fund approved a merger of the fund into Small Cap Value Fund; shareholders of Intermediate Government Bond Fund approved a merger of the fund into Intermediate Term Income Fund. These mergers are effective February 25, 2000.

Pending shareholder approval, Regional Equity Fund will merge into Small Cap Value Fund and Adjustable Rate Mortgage Securities Fund will merge into Limited Term Income Fund. A shareholder meeting is scheduled for February 4, 2000, for shareholders to vote on these proposed mergers. The effective date of these proposed mergers is February 25, 2000.

Registration Statements on Form N-14, for each of the mergers, were filed with the Securities and Exchange Commission and became effective on November 19, 1999. Proxy materials providing information about the proposed mergers were sent to those shareholders holding shares of the funds as of November 16, 1999.

In recommending each of the mergers to shareholders, the First American Board of Directors determined that combining funds with similar investment objectives may create efficiencies that would lead to a reduction in overall operating expenses for the combined, larger fund. However, the funds do implement different investment strategies to achieve their investment objectives. The similarities and differences between the funds are more fully discussed in the proxy materials.

To receive proxy materials or obtain other information, including additional prospectuses, contact First American Investor Services at 1-800-637-2548.


PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Table of
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Micro Cap Value Fund                                               2
--------------------------------------------------------------------------------
  Regional Equity Fund                                               4
--------------------------------------------------------------------------------
  Adjustable Rate Mortgage Securities Fund                           6
--------------------------------------------------------------------------------
  Intermediate Government Bond Fund                                  8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                         10
--------------------------------------------------------------------------------
  Managing Your Investment                                          11
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                        12
--------------------------------------------------------------------------------
  More About The Funds                                              13
--------------------------------------------------------------------------------
  Financial Highlights                                              16
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                        Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of certain First American Small Cap and Bond Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                                                               1
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Fund Summaries
MICRO CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Micro Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Micro Cap Value Fund invests primarily (at least 65% of its total assets) in common stocks of very small capitalization companies, defined as companies that have market capitalizations of less than $500 million at the time of purchase. In selecting stocks, the fund's advisor invests in securities it believes:


*  are undervalued relative to other securities in the same industry or market.

*  exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of very small capitalization companies may underperform the market as a whole.


Risks of Micro Cap Stocks
Stocks of very small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               2
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Fund Summaries
MICRO CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-13.66%  61.95%  28.39%  21.32%   0.43%  47.26%  21.24%  22.81%  -6.90%   10.83%
--------------------------------------------------------------------------------
 1990     1991    1992    1993    1994    1995    1996    1997    1998     1999

Best Quarter:    Quarter ending     March 31, 1991           35.26%
Worst Quarter:   Quarter ending     September 30, 1990      (21.72)%


AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/99(1)             One Year     Five Years    Ten Years
------------------------------------------------------------------
Micro Cap Value Fund            10.83%           17.74%     17.34%
------------------------------------------------------------------
Russell 2000 Index(2)           21.26%           16.69%     13.40%
------------------------------------------------------------------

(1) Performance prior to 8/9/97 is that of Small Company Value Trust Fund, a predecessor common trust fund. On 8/9/97, substantially all of the assets of Small Company Value Trust Fund were transferred into Micro Cap Value Fund. The objectives, policies, and guidelines of the two funds were, in all material respects, identical. Small Company Value Trust Fund's performance is adjusted to reflect Micro Cap Value Fund's Class A share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.


(2) An unmanaged index composed of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.20%
 TOTAL                                                                     0.90%
--------------------------------------------------------------------------------

(1) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   92
   3 years                                                                $  287
   5 years                                                                $  498
  10 years                                                                $1,108

                                                                               3
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Fund Summaries
REGIONAL EQUITY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Regional Equity Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Regional Equity Fund invests primarily (at least 65% of its total assets) in common stocks of small capitalization companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. Small capitalization companies are defined as companies that have market capitalizations of less than $1 billion at the time of purchase.

In selecting stocks, the fund's advisor invests in securities it believes:


*  are undervalued relative to other securities in the same industry or market.

*  exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.


Risks of Regional Concentration
The fund's policy of concentrating its investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region.

Risks of Securities Lending
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               4
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Fund Summaries
REGIONAL EQUITY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

49.12%    14.07%    22.87%    -5.52%    -1.63%
----------------------------------------------
 1995      1996      1997      1998      1999


Best Quarter:    Quarter ending     June 30, 1999            24.14%
Worst Quarter:   Quarter ending     September 30, 1998      (22.43)%

AVERAGE ANNUAL TOTAL RETURNS    Inception                                 Since
AS OF 12/31/99                       Date    One Year   Five Years    Inception
--------------------------------------------------------------------------------
Regional Equity Fund               2/4/94     (1.63)%       14.20%       11.95%
--------------------------------------------------------------------------------
Russell 2000 Index(1)                         21.26%        16.69%       13.26%
--------------------------------------------------------------------------------


(1) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/94.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on actual expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.26%
 TOTAL                                                                     0.96%
--------------------------------------------------------------------------------


(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:


 Waiver of Fund Expenses                                    (0.06)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   98
   3 years                                                                $  306
   5 years                                                                $  531
  10 years                                                                $1,178

                                                                               5
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Fund Summaries
ADJUSTABLE RATE MORTGAGE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Adjustable Rate Mortgage Securities Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Adjustable Rate Mortgage Securities Fund invests primarily (at least 65% of its total assets) in adjustable rate mortgage securities (ARMS). ARMS have interest rates that reset periodically in response to changes in the current interest rate environment.

The fund may also invest in other debt securities, including:


*  fixed-rate mortgage-backed securities.

* U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

*  asset-backed securities.


*  corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

Under normal market conditions the fund attempts to maintain an average effective duration for its portfolio securities of zero to four years.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.



--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. One measure of interest rate risk is effective duration, explained under "More About The Funds -- Investment Strategies."

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay ---its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class Y shares were first offered in 1998, only one calendar year of performance is presented.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               6
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Fund Summaries
ADJUSTABLE RATE MORTGAGE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

4.37%
-----
1999


Best Quarter:      Quarter ending     March 31, 1999     1.41%
Worst Quarter:     Quarter ending     June 30, 1999      0.69%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                  Since
AS OF 12/31/99                                    Date  One Year    Inception
--------------------------------------------------------------------------------
Adjustable Rate Mortgage Securities Fund        8/3/98     4.37%        4.38%
--------------------------------------------------------------------------------
Lehman Adjustable Rate Mortgage(1)                         4.89%        4.64%
--------------------------------------------------------------------------------


(1) An unmanaged index of U.S. agency adjustable rate mortgage securities. The since inception performance of the index is calculated from 8/31/98.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.35%
 TOTAL                                                                     1.05%
--------------------------------------------------------------------------------


(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:


 Waiver of Fund Expenses                                    (0.40)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.65%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.65%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                 $  107
   3 years                                                                $  334
   5 years                                                                $  579
  10 years                                                                $1,283


                                                                               7
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Fund Summaries
INTERMEDIATE GOVERNMENT BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests primarily in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund invests only in securities which generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:


*  Farm Credit System Financial Assistance Corporation.

*  Federal Home Loan Banks System.

*  Student Loan Marketing Association.


*  Tennessee Valley Authority.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, the managers determine the allocation of assets between Treasury and agency or instrumentality securities. Finally, fund managers select individual Treasury, agency or instrumentality securities.

The fund's investments in Treasury, agency and instrumentality securities may include zero coupon securities, adjustable rate securities and U.S. Treasury inflation-indexed securities.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of two to seven years and an average effective duration of one to five years.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk
Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained under "More About The Funds -- Investment Strategies."

Income Risk
The fund's income could decline due to falling market interest rates.

Credit Risk
An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk
During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Dollar Roll Transactions
The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

                                                                               8
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Fund Summaries
INTERMEDIATE GOVERNMENT BOND FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

13.56%     3.82%     6.94%     8.09%    -0.18%
----------------------------------------------
 1995      1996      1997      1998      1999


Best Quarter:    Quarter ending    September 30, 1998      4.73%
Worst Quarter:   Quarter ending    March 31, 1996         (0.50)%

AVERAGE ANNUAL TOTAL RETURNS                        Inception                                    Since
AS OF 12/31/99                                           Date     One Year   Five Years      Inception
------------------------------------------------------------------------------------------------------
Intermediate Government Bond Fund                      2/4/94     (0.18)%         6.35%          4.98%
------------------------------------------------------------------------------------------------------
Lehman Intermediate U.S. Government Bond Index(1)                  0.50%          6.93%          5.67%
------------------------------------------------------------------------------------------------------

(1) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 2/28/94.



--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses before any waivers during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.17%
 TOTAL                                                                     0.87%
--------------------------------------------------------------------------------


(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:


 Waiver of Fund Expenses                                    (0.17)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.70%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   89
   3 years                                                                $  278
   5 years                                                                $  482
  10 years                                                                $1,073

                                                                               9
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Policies & Services
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.


There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.



--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.


--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchange will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

                                                                              10
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

Statements and Confirmations
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from Micro Cap Value Fund's and Regional Equity Fund's net investment income, if any, are declared and paid quarterly. Dividends from Adjustable Rate Mortgage Securities Fund's and Intermediate Government Bond Fund's net investment income, if any, are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Micro Cap Value Fund and Regional Equity Fund expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains. Adjustable Rate Mortgage Securities Fund and Intermediate Government Bond Fund expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of net investment income.

Taxes on Transactions
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

                                                                              11
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.


Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, after taking into account any fee waivers, the funds paid the following investment advisory fees to First American Asset Management:


                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
MICRO CAP VALUE FUND                                                       0.70%

REGIONAL EQUITY FUND                                                       0.64%

ADJUSTABLE RATE MORTGAGE SECURITIES FUND                                   0.30%

INTERMEDIATE GOVERNMENT BOND FUND                                          0.53%
--------------------------------------------------------------------------------

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402


Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


Direct Fund Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330



--------------------------------------------------------------------------------
ADDITIONAL COMPENSATION

U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.


ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.


SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper
Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.


Portfolio Management
Each fund's investments are managed by a team of persons associated with First American Asset Management.

                                                                              12
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Effective Duration
Adjustable Rate Mortgage Securities Fund and Intermediate Government Bond Fund attempt to maintain the effective duration of their respective portfolio securities within a specified range. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

Temporary Investments
In an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may result in a lower yield than would be available from investments with a lower quality or longer term, may keep the fund from participating in a market upswing, and may prevent a fund from achieving its investment objectives.

Portfolio Turnover
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.


--------------------------------------------------------------------------------
RISKS

Risk of Active Management
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Risks of Securities Lending
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.


--------------------------------------------------------------------------------
RISKS OF MICRO CAP VALUE FUND AND REGIONAL EQUITY FUND

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Market Risk
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

Sector Risk
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

                                                                              13
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

Company Risk
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.


Risks of Small- and Micro-Cap Stocks
Stocks of small and very small-capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small- and micro-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small and very small capitalization companies at the desired time and price.


Risks of Regional Concentration
Regional Equity Fund invests primarily in common stocks of companies headquartered in Minnesota, North and South Dakota, Montana, Wisconsin, Michigan, Iowa, Nebraska, Colorado and Illinois. The fund's policy of concentrating its equity investments in a geographic region means that it will be subject to adverse economic, political or other developments in that region. Although the region in which the fund principally invests has a diverse industrial base (including agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), this industrial base is not as diverse as that of the country as a whole. The fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

Foreign Security Risk
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


--------------------------------------------------------------------------------
RISKS OF ADJUSTABLE RATE MORTGAGE SECURITIES FUND AND INTERMEDIATE GOVERNMENT BOND FUND

Interest Rate Risk
Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. ARMS are generally less sensitive to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

Income Risk
The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

Credit Risk
Each fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

Each fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

                                                                              14
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Additional Information
MORE ABOUT THE FUNDS CONTINUED

Call Risk
Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Prepayment Risk
Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Extension Risk
Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Risks of Dollar Roll Transactions
In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll.

Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

                                                                              15
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal year ended September 30, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

MICRO CAP VALUE FUND


                                                             Fiscal year ended September 30,
                                                           1999            1998          1997(1)
-----------------------------------------------------    -------         -------         -------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $  7.93         $ 10.95         $ 10.00
                                                         -------         -------         -------
Investment Operations:
 Net Investment Income                                      0.01            0.02              --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                            0.88           (2.43)           0.95
                                                         -------         -------         -------
 Total From Investment Operations                           0.89           (2.41)           0.95
                                                         -------         -------         -------
Less Distributions:
 Dividends (from Net Investment Income)                    (0.01)          (0.02)             --
 Distributions (from Capital Gains)                        (1.79)          (0.59)             --
                                                         -------         -------         -------
 Total Distributions                                       (1.80)          (0.61)             --
                                                         -------         -------         -------
Net Asset Value, End of Period                           $  7.02         $  7.93         $ 10.95
                                                         =======         =======         =======
Total Return                                               12.55%         (22.76)%          9.50%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $64,729        $144,128        $246,601
Ratio of Expenses to Average Net Assets                     0.90%           0.88%           0.90%(2)
Ratio of Net Income (Loss) to Average Net Assets            0.17%           0.21%          (0.02)%(2)
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   0.90%           0.88%           1.07%(2)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                        0.17%           0.21%          (0.19)%(2)
Portfolio Turnover Rate                                       21%             16%              0%
-----------------------------------------------------    -------         -------         -------

(1) Class Y shares have been offered since August 8, 1997.


(2) Annualized.

                                                                              16
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

REGIONAL EQUITY FUND


                                                                                  Fiscal year ended September 30,
                                                                     1999         1998          1997         1996         1995
---------------------------------------------------------------    --------     --------      --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $  16.74     $  23.16      $  17.75     $  17.13     $  12.52
                                                                   --------     --------      --------     --------     --------
Investment Operations:
 Net Investment Income                                                (0.01)        0.01          0.05         0.09         0.11
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       3.36        (5.46)         6.18         1.70         4.90
                                                                   --------     --------      --------     --------     --------
 Total From Investment Operations                                      3.35        (5.45)         6.23         1.79         5.01
                                                                   --------     --------      --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                                  --        (0.02)        (0.13)       (0.06)       (0.08)
 Distributions (from Capital Gains)                                   (1.23)       (0.95)        (0.69)       (1.11)       (0.32)
                                                                   --------     --------      --------     --------     --------
 Total Distributions                                                  (1.23)       (0.97)        (0.82)       (1.17)       (0.40)
                                                                   --------     --------      --------     --------     --------
Net Asset Value, End of Period                                     $  18.86     $  16.74      $  23.16     $  17.75     $  17.13
                                                                   ========     ========      ========     ========     ========
Total Return                                                          20.42%      (24.34)%       36.49%       11.27%       41.40%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $139,572     $225,061      $351,007     $259,138     $188,583
Ratio of Expenses to Average Net Assets                                0.90%        0.90%         0.90%        0.88%        0.84%
Ratio of Net Income to Average Net Assets                             (0.03)%       0.17%         0.35%        0.49%        0.78%
Ratio of Expenses to Average Net Assets (excluding waivers)            0.96%        0.91%         0.90%        0.90%        0.95%
Ratio of Net Income to Average Net Assets (excluding waivers)         (0.09)%       0.16%         0.35%        0.47%        0.67%
Portfolio Turnover Rate                                                  19%          15%           17%          36%          42%
---------------------------------------------------------------    --------     --------      --------     --------     --------


ADJUSTABLE RATE MORTGAGE SECURITIES FUND


                                                                     Fiscal year ended
                                                                         September
                                                                         30, 1999
                                                                     1999        1998(1)
---------------------------------------------------------------    -------       -------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $  8.16       $  8.13
                                                                   -------       -------
Investment Operations:
 Net Investment Income                                                0.42          0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     (0.10)         0.02
                                                                   -------       -------
 Total From Investment Operations                                     0.32          0.08
                                                                   -------       -------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.42)        (0.05)
                                                                   -------       -------
 Total Distributions                                                 (0.42)        (0.05)
                                                                   -------       -------
Net Asset Value, End of Period                                        8.06        $ 8.16
                                                                   =======       =======
Total Return                                                          4.02%         1.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $   496       $     1
Ratio of Expenses to Average Net Assets                               0.65%         0.65%(2)
Ratio of Net Income to Average Net Assets                             5.07%         5.33%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)           1.05%         0.99%(2)
Ratio of Net Income to Average Net Assets (excluding waivers)         4.67%         4.99%(2)
Portfolio Turnover Rate (excluding short-term securities)               62%           14%
---------------------------------------------------------------    -------       -------


(1) Class Y shares have been offered since July 31, 1998.

(2) Annualized.

                                                                              17
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

INTERMEDIATE GOVERNMENT BOND FUND


                                                                                  Fiscal year ended September 30,
                                                                    1999          1998         1997         1996         1995
---------------------------------------------------------------   --------      --------     --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $   9.66      $   9.27     $   9.18     $   9.29     $   8.98
                                                                  --------      --------     --------     --------     --------
 Investment Operations:
 Net Investment Income                                                0.50          0.52         0.54         0.54         0.54
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     (0.50)         0.39         0.09        (0.11)        0.31
                                                                  --------      --------     --------     --------     --------
 Total From Investment Operations                                     0.00          0.91         0.63         0.43         0.85
                                                                  --------      --------     --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.50)        (0.52)       (0.54)       (0.54)       (0.54)
                                                                  --------      --------     --------     --------     --------
 Distribution (from Capital Gains)                                   (0.01)           --           --           --           --
                                                                  --------      --------     --------     --------     --------
 Total Distributions                                                 (0.51)        (0.52)       (0.54)       (0.54)       (0.54)
                                                                  --------      --------     --------     --------     --------
Net Asset Value, End of Period                                    $   9.15      $   9.66     $   9.27     $   9.18     $   9.29
                                                                  ========      ========     ========     ========     ========
Total Return                                                          0.03%        10.17%        7.07%        4.74%        9.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $164,035      $235,959     $181,889     $140,230     $100,168
Ratio of Expenses to Average Net Assets                               0.70%         0.70%        0.70%        0.70%        0.70%
Ratio of Net Income to Average Net Assets                             5.32%         5.58%        5.88%        5.85%        6.13%
Ratio of Expenses to Average Net Assets (excluding waivers)           0.87%         0.87%        0.87%        0.85%        0.97%
Ratio of Net Income to Average Net Assets (excluding waivers)         5.15%         5.41%        5.71%        5.70%        5.86%
Portfolio Turnover Rate                                                 38%           20%          22%          29%          17%
---------------------------------------------------------------   --------      --------     --------     --------     --------


                                                                              18
PROSPECTUS - First American Small Cap Funds and Bond Funds
             Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.


First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

2/2000 3022-99MR


SEC file number: 811-05309


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